     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2006

                       1933 ACT REGISTRATION NO. 333-62242
                       1940 ACT REGISTRATION NO. 811-07975

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                         PRE-EFFECTIVE AMENDMENT NO. [ ]
                       POST-EFFECTIVE AMENDMENT NO. 8 [X]
                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 63 [ ]
                        (CHECK APPROPRIATE BOX OR BOXES)

                    PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

         PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-7333
    (Address and telephone number of depositor's principal executive offices)

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-4708
                     (Name and address of agent for service)

                                   Copies to:

                             C. CHRISTOPHER SPRAGUE
                      VICE PRESIDENT AND CORPORATE COUNSEL
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2006 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on _____ pursuant to paragraph (a)(1) of Rule 485

                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

STRATEGIC PARTNERS(SM)

ADVISOR
VARIABLE ANNUITY
--------------------------------------------------------------------------------

PROSPECTUS: MAY 1, 2006



THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY) AND THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT. PRUCO LIFE OF NEW JERSEY OFFERS SEVERAL DIFFERENT ANNUITIES WHICH YOUR REPRESENTATIVE MAY BE AUTHORIZED TO OFFER TO YOU. PLEASE NOTE THAT SELLING BROKER-DEALER FIRMS THROUGH WHICH THE CONTRACT IS SOLD MAY DECLINE TO MAKE AVAILABLE TO THEIR CUSTOMERS CERTAIN OF THE OPTIONAL FEATURES OFFERED GENERALLY UNDER THE CONTRACT. ALTERNATIVELY, SUCH FIRMS MAY RESTRICT THE AVAILABILITY OF THE OPTIONAL BENEFITS THAT THEY DO MAKE AVAILABLE TO THEIR CUSTOMERS (E.G., BY IMPOSING A LOWER MAXIMUM ISSUE AGE FOR CERTAIN OPTIONAL BENEFITS THAN WHAT IS PRESCRIBED GENERALLY UNDER THE CONTRACT). PLEASE SPEAK TO YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS. EACH ANNUITY HAS DIFFERENT FEATURES AND BENEFITS THAT MAY BE APPROPRIATE FOR YOU BASED ON YOUR FINANCIAL SITUATION, YOUR AGE AND HOW YOU INTEND TO USE THE ANNUITY. THE DIFFERENT FEATURES AND BENEFITS INCLUDE VARIATIONS IN DEATH BENEFIT PROTECTION, AND THE ABILITY TO ACCESS YOUR ANNUITY'S CONTRACT VALUE. THE FEES AND CHARGES UNDER THE ANNUITY CONTRACT AND THE COMPENSATION PAID TO YOUR REPRESENTATIVE MAY ALSO BE DIFFERENT AMONG EACH ANNUITY. IF YOU ARE PURCHASING THE CONTRACT AS A REPLACEMENT FOR EXISTING VARIABLE ANNUITY OR VARIABLE LIFE COVERAGE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, ANY SURRENDER OR PENALTY CHARGES YOU MAY INCUR WHEN REPLACING YOUR EXISTING COVERAGE. PRUCO LIFE OF NEW JERSEY IS AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.


THE FUNDS
------------------------------------------------------------


Strategic Partners Advisor offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, American Skandia Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series (see next page for list of each portfolio currently offered).


PLEASE READ THIS PROSPECTUS
------------------------------------------------------------

Please read this prospectus before purchasing a Strategic Partners Advisor variable annuity contract and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

TO LEARN MORE ABOUT STRATEGIC PARTNERS ADVISOR
------------------------------------------------------------


To learn more about the Strategic Partners Advisor variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life of New Jersey also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549. (See SEC file number 333-62242). You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC also maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Advisor SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in
Section 10 of this prospectus.


   For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS ADVISOR IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA                                                               ORD01008NY

THE PRUDENTIAL SERIES FUND



Jennison Portfolio


Prudential Equity Portfolio


Prudential Global Portfolio


Prudential Money Market Portfolio


Prudential Stock Index Portfolio


Prudential Value Portfolio


SP AIM Core Equity Portfolio


SP Davis Value Portfolio


SP LSV International Value Portfolio


SP Mid Cap Growth Portfolio


SP PIMCO High Yield Portfolio


SP PIMCO Total Return Portfolio


SP Prudential U.S. Emerging Growth Portfolio


SP Small Cap Growth Portfolio


SP Small-Cap Value Portfolio


SP Strategic Partners Focused Growth Portfolio


SP T. Rowe Price Large-Cap Growth Portfolio


SP William Blair International Growth Portfolio



AMERICAN SKANDIA TRUST



AST Advanced Strategies Portfolio


AST Aggressive Asset Allocation Portfolio


AST AllianceBernstein Core Value Portfolio


AST AllianceBernstein Growth & Income Portfolio


AST AllianceBernstein Managed Index 500 Portfolio


AST American Century Income & Growth Portfolio


AST American Century Strategic Balanced Portfolio


AST Balanced Asset Allocation Portfolio


AST Capital Growth Asset Allocation Portfolio


AST Cohen & Steers Realty Portfolio


AST Conservative Asset Allocation Portfolio


AST DeAM Large-Cap Value Portfolio


AST DeAM Small-Cap Growth Portfolio


AST DeAM Small-Cap Value Portfolio


AST Federated Aggressive Growth Portfolio


AST First Trust Balanced Target Portfolio


AST First Trust Capital Appreciation Target Portfolio


AST Global Allocation Portfolio


AST Goldman Sachs Concentrated Growth Portfolio


AST Goldman Sachs Mid-Cap Growth Portfolio


AST High Yield Portfolio


AST JPMorgan International Equity Portfolio


AST Large-Cap Value Portfolio


AST Lord Abbett Bond-Debenture Portfolio


AST Marsico Capital Growth Portfolio


AST MFS Global Equity Portfolio


AST MFS Growth Portfolio


AST Mid Cap Value Portfolio


AST Neuberger Berman Mid-Cap Growth Portfolio


AST Neuberger Berman Mid-Cap Value Portfolio


AST PIMCO Limited Maturity Bond Portfolio


AST Preservation Asset Allocation Portfolio


AST Small-Cap Value Portfolio


AST T. Rowe Price Asset Allocation Portfolio


AST T. Rowe Price Global Bond Portfolio


AST T. Rowe Price Natural Resources Portfolio



GARTMORE VARIABLE INSURANCE TRUST



GVIT Developing Markets Fund



JANUS ASPEN SERIES



Large Cap Growth Portfolio -- Service Shares


--------------------------------------------------------------------------------
 2

CONTENTS
--------------------------------------------------------------------------------


                                       PART I: STRATEGIC PARTNERS ADVISOR PROSPECTUS
                                       ------------------------------------------------------------

                                       SUMMARY
                                       ------------------------------------------------------------
                                                Glossary...........................................      6
                                                Summary............................................      8
                                                Summary of Contract Expenses.......................     10
                                                Expense Examples...................................     14

                                       PART II: STRATEGIC PARTNERS ADVISOR PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-10
                                       ------------------------------------------------------------

                                           Section 1: What Is The Strategic Partners Advisor
                                             Variable Annuity?.....................................     16
                                                Short Term Cancellation Right Or "Free Look".......     16

                                           Section 2: What Investment Options Can I Choose?........     17
                                                Variable Investment Options........................     17
                                                Transfers Among Options............................     32
                                                Additional Transfer Restrictions...................     32
                                                Dollar Cost Averaging..............................     33
                                                Asset Allocation Program...........................     34
                                                Auto-Rebalancing...................................     34
                                                Scheduled Transactions.............................     34
                                                Voting Rights......................................     35
                                                Substitution.......................................     35

                                           Section 3: What Kind Of Payments Will I Receive During
                                             the Income Phase? (Annuitization).....................     36
                                                Payment Provisions.................................     36
                                                    Option 1: Annuity Payments for a Fixed
                                                      Period.......................................     36
                                                    Option 2: Life Income Annuity Option...........     36
                                                    Option 3: Interest Payment Option..............     36
                                                    Other Annuity Options..........................     36
                                                Tax Considerations.................................     36
                                                How We Determine Annuity Payments..................     36

                                           Section 4: What Is The Death Benefit?...................     38
                                                Beneficiary........................................     38
                                                Calculation of the Death Benefit...................     38
                                                Payout Options.....................................     38

                                           Section 5: What Is The Lifetime Five(SM) Income
                                             Benefit?..............................................     40
                                                Lifetime Five Income Benefit.......................     40

                                           Section 6: How Can I Purchase A Strategic Partners
                                             Advisor Contract?.....................................     47
                                                Purchase Payments..................................     47
                                                Allocation of Purchase Payments....................     47
                                                Calculating Contract Value.........................     47

                                           Section 7: What Are The Expenses Associated With The
                                             Strategic Partners Advisor Contract?..................     49
                                                Insurance and Administrative Charges...............     49
                                                Contract Maintenance Charge........................     49
                                                Taxes Attributable to Premium......................     49
                                                Transfer Fee.......................................     50
                                                Company Taxes......................................     50
                                                Underlying Mutual Fund Fees........................     50


--------------------------------------------------------------------------------

CONTENTS CONTINUED
--------------------------------------------------------------------------------


    Section 8: How Can I Access My Money?......................................         51
         Withdrawals During the Accumulation Phase.............................         51
         Automated Withdrawals.................................................         51
         Suspension of Payments or Transfers...................................         51

    Section 9: What Are The Tax Considerations Associated With The Strategic
      Partners Advisor Contract?...............................................         52
         Contracts Owned by Individuals (Not Associated with Tax Favored
           Retirement Plans)...................................................         52
         Contracts Held by Tax Favored Plans...................................         55

    Section 10: Other Information..............................................         59
         Pruco Life Insurance Company of New Jersey............................         59
         The Separate Account..................................................         59
         Sale and Distribution of the Contract.................................         59
         Litigation............................................................         60
         Assignment............................................................         60
         Financial Statements..................................................         61
         Statement of Additional Information...................................         61
         Householding..........................................................         61

    Appendix A.................................................................         62
         Accumulation Unit Values..............................................         62

    Appendix B.................................................................         74
         Selecting the Variable Annuity that's Right For You...................         74


--------------------------------------------------------------------------------
 4

PART I SUMMARY
--------------------------------------------------------------------------------
STRATEGIC PARTNERS ADVISOR PROSPECTUS

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract minus any charge we impose for premium taxes.

ANNUAL INCOME AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The annual income amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUAL WITHDRAWAL AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUITANT

The person whose life determines the amount of income payments that will be paid. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

ANNUITY DATE

The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

BUSINESS DAY

A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

CO-ANNUITANT

The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant. No co-annuitant may be designated if the owner is a non-natural person.

CONTRACT DATE

The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACT OWNER, OWNER OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

DEATH BENEFIT

If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments proportionately reduced by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit is available for an additional charge. See
Section 4, "What Is The Death Benefit?"


GOOD ORDER



An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.


INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.


INVESTED PURCHASE PAYMENTS



Your purchase payments (which we define below) less any deduction we make for any tax charge.


LIFETIME FIVE INCOME BENEFIT

An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value.

PROPORTIONAL WITHDRAWALS

A method that involves calculating the percentage of your contract value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the contract value was reduced by the withdrawal as of the date the withdrawal occurred.

PROTECTED WITHDRAWAL VALUE

Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances.

PRUDENTIAL ANNUITY SERVICE CENTER


For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The phone number is (888) PRU-2888. Prudential's Web site is www.prudential.com.


PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life of New Jersey.

STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners Advisor variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See
Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Advisor Contract?"

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount.

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

SUMMARY FOR SECTIONS 1-10
--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS ADVISOR VARIABLE ANNUITY?


The Strategic Partners Advisor Variable Annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company of New Jersey (Pruco Life Insurance Company of New Jersey will hereafter be referred to as Pruco Life of New Jersey, we or us). The contract allows you to invest on a tax-deferred basis in one or more variable investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.



   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including the Prudential Money Market Portfolio variable investment option.


   You can invest your money in any or all of the variable investment options. You are allowed 12 transfers each contract year among the variable investment options, without a charge.


   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender and the payout option you select.


   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.


   If you change your mind about owning Strategic Partners Advisor, you may cancel your contract within 10 days after receiving it (or whatever time period is required by applicable law). This time period is referred to as the "Free Look" period.


SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.


   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the investment performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.


SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

   The Lifetime Five Income Benefit (discussed in Section 5) may provide an additional amount upon which your annuity payments are based.

SECTION 4
WHAT IS THE DEATH BENEFIT?

If the owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary generally will receive at a minimum, the total amount invested adjusted for withdrawals or a potentially greater amount relating to market appreciation depending on the death benefit option you choose.

SECTION 5
WHAT IS THE LIFETIME FIVE(SM) INCOME BENEFIT?

The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

   The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the contract value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.

SECTION 6
HOW CAN I PURCHASE A STRATEGIC PARTNERS ADVISOR ANNUITY CONTRACT?


You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $1,000 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.


SECTION 7
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT?

The contract has insurance features and investment features, and there are costs related to each.


- Each year we deduct a contract maintenance charge if your contract value is less than $50,000. This charge is currently equal to the lesser of $30 or 2% of your contract value.


- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    --  1.4% if you choose the basic death benefit, or

    -- 1.65% if you choose the enhanced death benefit, (i.e., 0.25% in addition to the basic death benefit charge),

    -- 0.60%, if you choose the Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit.


   There are also expenses associated with the mutual funds. For 2006, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.



   For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 7, "What Are The Expenses Associated With The Strategic Partners Advisor Contract?"


SECTION 8
HOW CAN I ACCESS MY MONEY?


You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well.



   We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your contract value. You need not participate in this benefit in order to withdraw some or all of your money.


SECTION 9
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT?


Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, earnings are withdrawn first and are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.


SECTION 10
OTHER INFORMATION

This contract is issued by Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey), an indirect wholly-owned subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS ADVISOR. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

For more detailed information, including additional information about current and maximum charges, see Section 7, "What Are The Expenses Associated With The Strategic Partners Advisor Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.

CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

MAXIMUM TRANSFER FEE
--------------------------------------------------------------------------------

       each transfer after 12(1)                   $30.00

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

PERIODIC ACCOUNT EXPENSES
--------------------------------------------------------------------------------

MAXIMUM ANNUAL CONTRACT FEE(2)
--------------------------------------------------------------------------------

                                                   $60.00

INSURANCE AND ADMINISTRATIVE EXPENSES
--------------------------------------------------------------------------------

       AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE IN VARIABLE INVESTMENT OPTIONS

       Basic Death Benefit                          1.40%

       Basic Death Benefit Option with Lifetime Five
       Income Benefit                               2.00%

       Enhanced Death Benefit                       1.65%

       Enhanced Death Benefit Option with Lifetime Five
       Income Benefit                               2.25%

1: Currently, we charge $10 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but we have no current intention to do so. You will not be charged for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing.

2: Currently, we waive this fee if your contract value is greater than or equal to $50,000. If your contract value is less than $50,000, we currently charge the lesser of $30 or 2% of your contract value. This is a single fee that we assess
(a) annually or (b) upon a full withdrawal made on a date other than a contract anniversary. As shown in the table, we can increase this fee in the future up to a maximum of $60, but we have no current intention to do so.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES


The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2005. Fund expenses are not fixed or guaranteed by the Strategic Partners Advisor contract, and may vary from year to year.



                                                              MINIMUM      MAXIMUM
TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES         0.38%        1.67%



* See, "Underlying Mutual Fund Portfolio Annual Expenses" for more detail on the expenses of the underlying mutual funds.

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES   EXPENSES
THE PRUDENTIAL SERIES FUND(2)
-------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio                                     0.60%            0.03%              --             0.63%
         Prudential Equity Portfolio(3)                         0.45%            0.02%              --             0.47%
         Prudential Global Portfolio(4)                         0.75%            0.07%              --             0.82%
         Prudential Money Market Portfolio                      0.40%            0.05%              --             0.45%
         Prudential Stock Index Portfolio                       0.35%            0.03%              --             0.38%
         Prudential Value Portfolio                             0.40%            0.03%              --             0.43%
         SP Aggressive Growth Asset Allocation
           Portfolio(5,6)                                       0.84%            0.11%              --             0.95%
         SP AIM Core Equity Portfolio                           0.85%            0.15%              --             1.00%
         SP Balanced Asset Allocation Portfolio(5,6)            0.76%            0.09%              --             0.85%
         SP Conservative Asset Allocation Portfolio(5,6)        0.72%            0.08%              --             0.80%
         SP Davis Value Portfolio                               0.75%            0.07%              --             0.82%
         SP Growth Asset Allocation Portfolio(5,6)              0.81%            0.10%              --             0.91%
         SP Large Cap Value Portfolio(5)                        0.80%            0.03%              --             0.83%
         SP LSV International Value Portfolio                   0.90%            0.16%              --             1.06%
         SP Mid Cap Growth Portfolio                            0.80%            0.20%              --             1.00%
         SP PIMCO High Yield Portfolio                          0.60%            0.07%              --             0.67%
         SP PIMCO Total Return Portfolio                        0.60%            0.02%              --             0.62%
         SP Prudential U.S. Emerging Growth Portfolio           0.60%            0.20%              --             0.80%
         SP Small Cap Growth Portfolio                          0.95%            0.10%              --             1.05%
         SP Small-Cap Value Portfolio (formerly SP Goldman
           Sachs Small Cap Value Portfolio)(7)                  0.90%            0.07%              --             0.97%
         SP Strategic Partners Focused Growth Portfolio         0.90%            0.17%              --             1.07%
         SP T. Rowe Price Large-Cap Growth Portfolio
           (formerly SP AllianceBernstein Large-Cap Growth
           Portfolio)(8,9)                                      0.90%            0.16%              --             1.06%
         SP William Blair International Growth Portfolio        0.85%            0.13%              --             0.98%
AMERICAN SKANDIA TRUST(2,10)
-------------------------------------------------------------------------------------------------------------------------------
         AST Advanced Strategies Portfolio                      0.85%            0.18%                             1.03%
         AST Aggressive Asset Allocation Portfolio(11)          1.04%            0.29%              --             1.33%
         AST AllianceBernstein Core Value Portfolio             0.75%            0.19%              --             0.94%
         AST AllianceBernstein Growth & Income Portfolio        0.75%            0.13%              --             0.88%
         AST AllianceBernstein Managed Index 500 Portfolio      0.60%            0.17%              --             0.77%
         AST American Century Income & Growth Portfolio         0.75%            0.18%              --             0.93%
         AST American Century Strategic Balanced Portfolio      0.85%            0.23%              --             1.08%
         AST Balanced Asset Allocation Portfolio(11)            0.95%            0.20%              --             1.15%
         AST Capital Growth Asset Allocation Portfolio(11)      1.00%            0.20%              --             1.20%
         AST Cohen & Steers Realty Portfolio                    1.00%            0.18%              --             1.18%
         AST Conservative Asset Allocation Portfolio(11)        0.94%            0.24%              --             1.18%
         AST DeAM Large-Cap Value Portfolio                     0.85%            0.22%              --             1.07%
         AST DeAM Small-Cap Growth Portfolio                    0.95%            0.20%              --             1.15%
         AST DeAM Small-Cap Value Portfolio                     0.95%            0.24%              --             1.19%
         AST Federated Aggressive Growth Portfolio              0.95%            0.17%              --             1.12%
         AST First Trust Balanced Target Portfolio              0.85%            0.19%              --             1.04%
         AST First Trust Capital Appreciation Target
           Portfolio                                            0.85%            0.19%              --             1.04%
         AST Global Allocation Portfolio                        0.86%            0.23%              --             1.09%
         AST Goldman Sachs Concentrated Growth Portfolio        0.90%            0.16%              --             1.06%
         AST Goldman Sachs Mid-Cap Growth Portfolio             1.00%            0.18%              --             1.18%
         AST High Yield Portfolio (formerly, AST Goldman
           Sachs High Yield Portfolio)(12)                      0.75%            0.19%              --             0.94%
         AST JPMorgan International Equity Portfolio            0.88%            0.19%              --             1.07%
         AST Large-Cap Value Portfolio (formerly AST
           Hotchkis and Wiley Large-Cap Value
           Portfolio)(13,14,15)                                 0.75%            0.16%              --             0.91%
         AST Lord Abbett Bond-Debenture Portfolio               0.80%            0.17%              --             0.97%

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
         AST Marsico Capital Growth Portfolio                   0.90%            0.13%              --             1.03%
         AST MFS Global Equity Portfolio                        1.00%            0.26%              --             1.26%
         AST MFS Growth Portfolio                               0.90%            0.18%              --             1.08%
         AST Mid Cap Value Portfolio (formerly, AST Gabelli
           All-Cap Value Portfolio)(16)                         0.95%            0.22%              --             1.17%
         AST Neuberger Berman Mid-Cap Growth Portfolio          0.90%            0.18%              --             1.08%
         AST Neuberger Berman Mid-Cap Value Portfolio           0.89%            0.14%              --             1.03%
         AST PIMCO Limited Maturity Bond Portfolio              0.65%            0.15%              --             0.80%
         AST Preservation Asset Allocation Portfolio(11)        0.89%            0.38%              --             1.27%
         AST Small-Cap Value Portfolio(13,17)                   0.90%            0.17%              --             1.07%
         AST T. Rowe Price Asset Allocation Portfolio           0.85%            0.23%              --             1.08%
         AST T. Rowe Price Global Bond Portfolio                0.80%            0.21%              --             1.01%
         AST T. Rowe Price Natural Resources Portfolio          0.90%            0.18%              --             1.08%
GARTMORE VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
         GVIT Developing Markets Fund(18,19)                    1.05%            0.37%           0.25%             1.67%
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
         Large Cap Growth Portfolio -- Service Shares(19)       0.64%            0.02%           0.25%             0.91%



1. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Series Fund and/or Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses."



2. The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2005 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the prospectus and statement of additional information for the Portfolios.



3. Effective December 5, 2005, GE Asset Management was removed as sub-adviser to a portion of the Portfolio. Salomon Brothers Asset Management, Inc. (an existing co-sub-adviser to the Portfolio) assumed responsibility for the assets previously managed by GE Asset Management.



4. Effective December 5, 2005, LSV Asset Management, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc., and William Blair & Company, LLC became the sub-advisers of the Portfolio. Prior to December 5, 2005, Jennison Associates LLC served as sub-adviser to the Portfolio.



5. Effective December 5, 2005, the Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.



6. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund. The total expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC. The 0.05% advisory fee is included in the amount of each investment advisory fee set forth in the table above.



7. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets, then named "SP Goldman Sachs Small Cap Value Portfolio."



8. Effective December 5, 2005, T. Rowe Price Associates replaced Alliance Capital Management, L.P. as sub-adviser of the Portfolio, then named "SP AllianceBernstein Large-Cap Growth Portfolio."



9. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.



10. Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust's investment managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004.



11. Effective December 5, 2005, this Portfolio was added as a new asset allocation portfolio.



12. Effective March 20, 2006, Pacific Investment Management Company LLC began managing a portion of the Portfolio's assets, then named "AST Goldman Sachs High Yield Portfolio."



13. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets.



14. Effective December 5, 2005, J.P. Morgan Investment Management, Inc. began managing a portion of the Portfolio's assets, then named "AST Hotchkis and Wiley Large-Cap Value Portfolio."



15. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.



16. Effective December 5, 2005, EARNEST Partners, LLC and Wedge Capital Management, LLP replaced GAMCO Investors, Inc. as sub-advisers to the Portfolio, then named "AST Gabelli All-Cap Value Portfolio."



17. Effective March 20, 2006, Integrity Asset Management was removed as a sub-adviser to a portion of the Portfolio's assets. Dreman Value Management LLC was added as a sub-adviser and assumed responsibility for the assets previously managed by Integrity Asset Management.



18. Effective January 1, 2006, the management fee was lowered to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Market Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account all base fee breakpoints and performance fee adjustments, the management fee could range from 0.85% at its lowest to 1.15% at its highest.



19. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                          PART I
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SUMMARY

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

Example 1: Enhanced Death Benefit; Lifetime Five Income Benefit

This example assumes that:

-  You invest $10,000 in Strategic Partners Advisor;

-  You choose the ENHANCED Death Benefit;


-  You choose the Lifetime Five Income Benefit;


- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  Your investment has a 5% return each year; and

-  The mutual fund's total operating expenses remain the same each year.

Example 2: Basic Death Benefit Option

This example assumes that:

-  You invest $10,000 in Strategic Partners Advisor;

-  You choose the BASIC Death Benefit;

-  You do not choose the Lifetime Five Income Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  Your investment has a 5% return each year; and

-  The mutual fund's total operating expenses remain the same each year.

Because this contract has no withdrawal charges, your costs are not impacted by whether or not you choose to make withdrawals. Your actual costs may be higher or lower, but below are examples of what your costs would be based on these assumptions.


ENHANCED DEATH BENEFIT; LIFETIME FIVE INCOME BENEFIT
----------------------------------------------------------
EXAMPLE 1:
----------------------------------------------------------
      1 YR          3 YRS           5 YRS           10 YRS
----------------------------------------------------------
      $424          $1,281          $2,152          $4,388





BASIC DEATH BENEFIT
----------------------------------------------------------
EXAMPLE 2:
----------------------------------------------------------
      1 YR          3 YRS           5 YRS           10 YRS
----------------------------------------------------------
      $340          $1,036          $1,755          $3,658






NOTES FOR EXPENSE EXAMPLES:

----------------------------------------

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.


If your contract value is less than
$50,000 on your contract
anniversary (and upon a full
withdrawal), we deduct the lesser
of $30.00 or 2% of the contract
value. The examples use an average
annual contract fee, which we
calculated based on our estimate of
the total contract fees we expect
to collect in 2006. Your actual
fees will vary based on the amount
of your contract and your specific
allocation(s).


The table of accumulation unit
values appears in the appendix to
this prospectus.

PART II SECTIONS 1-10
--------------------------------------------------------------------------------
STRATEGIC PARTNERS ADVISOR PROSPECTUS

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

        1:
WHAT IS THE STRATEGIC PARTNERS ADVISOR

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------


THE STRATEGIC PARTNERS ADVISOR VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, THE INSURANCE COMPANY, PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY, WE OR US).


Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the first contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.


   This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.



   If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.


   Strategic Partners Advisor is a variable annuity contract. This means that during the accumulation phase, you can allocate your assets among the variable investment options. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund associated with that variable investment option. Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.


   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person who receives the annuity payments when the income phase begins. The annuitant is also the person whose life is used to determine the amount of these payments and how long (if applicable) the payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.


   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"


If you change your mind about owning Strategic Partners Advisor, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive a refund equal to your contract value (plus the amount of any fees or other charges) as of the date you surrendered your contract.

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------


THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY OF THE VARIABLE INVESTMENT OPTIONS.



The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.


VARIABLE INVESTMENT OPTIONS


The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/sub-adviser for each portfolio appears next to the description.



   The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect, wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a
"manager-of-managers" approach.



   Under the manager-of-managers approach, PI has the ability to assign sub-advisers to manage specific portions of a portfolio, and the portion managed by a sub-adviser may vary from 0% to 100% of the portfolio's assets. The sub-advisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.


   The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

   A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.


   Pruco Life of New Jersey has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life of New Jersey may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2006) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.


   In addition, the investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker/dealer firms' registered representatives and creating marketing material discussing the contract and the available options.

   As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

that, when separate account and contract charges are deducted, you experience a negative return.


   Upon the introduction of the American Skandia Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios. However, a contract owner who had contract value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had contract value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                    THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
 GROWTH                            Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the Sub-adviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         Jennison Associates
 BLEND                             capital. The Portfolio invests at least 80% of its net         LLC; Salomon Brothers
                                   assets plus borrowings for investment purposes in common       Asset Management Inc
                                   stocks of major established corporations as well as smaller companies that the Sub-advisers believe offer attractive
                                   prospects of appreciation.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         LSV Asset Management;
 EQUITY                            capital. The Portfolio invests primarily in common stocks      Marsico Capital
                                   (and their equivalents) of foreign and U.S. companies. Each    Management, LLC;
                                   Sub-adviser for the Portfolio generally will use either a      T. Rowe Price
                                   "growth" approach or a "value" approach in selecting either    Associates, Inc.;
                                   foreign or U.S. common stocks.                                 William Blair &
                                                                                                  Company, LLC
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Quantitative
 BLEND                             that generally correspond to the performance of                Management Associates
                                   publicly-traded common stocks. With the price and yield        LLC
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL VALUE PORTFOLIO: seeks long-term growth of          Jennison Associates
 VALUE                             capital through appreciation and income. The Portfolio         LLC
                                   invests primarily in common stocks that the Sub-adviser
                                   believes are undervalued -- those stocks that are trading
                                   below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk
                                   that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the Sub-adviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks to      Prudential
 ALLOCATION/                       obtain the highest potential total return consistent with      Investments LLC
 BALANCED                          the specified level of risk tolerance. The Portfolio may
                                   invest in any other Portfolio of the Fund (other than
                                   another SP Asset Allocation Portfolio), the AST Marsico
                                   Capital Growth Portfolio of American Skandia Trust (AST),
                                   and the AST LSV International Value Portfolio of AST (the
                                   Underlying Portfolios). Under normal circumstances, the
                                   Portfolio generally will focus on equity Underlying
                                   Portfolios but will also invest in fixed-income Underlying
                                   Portfolios. (Effective December 5, 2005, this Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   SP AIM CORE EQUITY PORTFOLIO: seeks long-term growth of        AIM Capital
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in equity securities, including
                                   convertible securities of established companies that have
                                   long-term above-average growth in earnings and growth
                                   companies that the Sub-adviser believes have the potential for above-average growth in earnings. The Portfolio may
                                   invest up to 20% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to obtain the    Prudential
 ALLOCATION/                       highest potential total return consistent with the specified   Investments LLC
 BALANCED                          level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). The Portfolio will invest in equity and
                                   fixed-income Underlying Portfolios. (Effective December 5,
                                   2005, this Portfolio was closed to new purchasers and to
                                   existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to obtain    Prudential
                                   the highest potential total return consistent with the         Investments LLC
                                   specified level of risk tolerance. The Portfolio may invest in any other Portfolio of the Fund (other than another SP
                                   Asset Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on fixed-income Underlying Portfolios but will also invest in equity Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Selected
                                   Portfolio invests primarily in common stocks of U.S.           Advisers, L.P.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   Sub-adviser attempts to select common stocks of businesses that possess characteristics that the Sub-adviser believe
                                   foster the creation of long-term value, such as proven
                                   management, a durable franchise and business model, and
                                   sustainable competitive advantages. The Sub-adviser aims to invest in such businesses when they are trading at a
                                   discount to their intrinsic worth. There is a risk that
                                   "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be
                                   undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to obtain the      Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on equity Underlying Portfolios but
                                   will also invest in fixed-income Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management,
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc., Dreman Value
                                   increase in price, given the company's sales, earnings, book   Management LLC
                                   value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP LSV INTERNATIONAL VALUE PORTFOLIO: seeks capital growth.    LSV Asset Management
                                   The Portfolio pursues its objective by primarily investing at least 80% of the value of its assets in the equity
                                   securities of companies in developed non-U.S. countries that are represented in the MSCI EAFE Index. The target of this
                                   Portfolio is to outperform the unhedged US Dollar total
                                   return (net of foreign dividend withholding taxes) of the
                                   MSCI EAFE Index. The Sub-adviser uses proprietary
                                   quantitative models to manage the Portfolio in a bottom-up security selection approach combined with overall portfolio risk management.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Advisors LLC
                                   capital. The Portfolio normally invests at least 80% of
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   Sub-adviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Mid Cap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The Sub-adviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO HIGH YIELD PORTFOLIO: seeks to maximize total         Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a two- to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO TOTAL RETURN PORTFOLIO: seeks to maximize total       Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three-to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the
                                   Sub-adviser believes have the potential for above-average
                                   earnings growth.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP SMALL CAP GROWTH PORTFOLIO: seeks long-term capital         Eagle Asset
                                   growth. The Portfolio pursues its objective by primarily       Management; Neuberger
                                   investing in the common stocks of small-capitalization         Berman Management,
                                   companies, which is defined as a company with a market         Inc.
                                   capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000
                                   Index during the most recent 11-month period (based on
                                   month-end data) plus the most recent data during the current month.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP SMALL-CAP VALUE PORTFOLIO(formerly SP Goldman Sachs Small   Goldman Sachs Asset
                                   Cap Value Portfolio): seeks long-term capital growth. The      Management, L.P.;
                                   Portfolio normally invests at least 80% its net assets plus    Salomon Brothers
                                   borrowings for investment purposes in the equity securities    Asset Management Inc
                                   of small capitalization companies. The Portfolio focuses on equity securities that are believed to be undervalued in the market place.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          Alliance Bernstein
                                   long-term growth of capital. The Portfolio normally invests    L.P.; Jennison
                                   at least 65% of total assets in equity-related securities of   Associates LLC
                                   U.S. companies that the Sub-advisers believe to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two Sub-advisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each Sub-adviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of an on diversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (formerly SP       T. Rowe Price
                                   AllianceBernstein Large-Cap Growth Portfolio): seeks           Associates, Inc.
                                   long-term capital growth. Under normal circumstances, the
                                   Portfolio invests at least 80% of its net assets plus
                                   borrowings for investment purposes in the equity securities of large-cap companies. The Sub-adviser generally looks for companies with an above-average rate of earnings and cash
                                   flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during
                                   times of slow economic growth.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO: seeks         William Blair &
                                   long-term capital appreciation. The Portfolio invests          Company, LLC
                                   primarily in stocks of large and medium-sized companies
                                   located in countries included in the Morgan Stanley Capital
                                   International All Country World Ex-U.S. Index. Under normal market conditions, the portfolio invests at least 80% of its net assets in equity securities. The Portfolio's assets
                                   normally will be allocated among not fewer than six
                                   different countries and will not concentrate investments in any particular industry. The Portfolio seeks companies that historically have had superior growth, profitability and
                                   quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                      AMERICAN SKANDIA TRUST
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST ADVANCED STRATEGIES PORTFOLIO: seeks a high level of       Marsico Capital
                                   absolute return. The Portfolio invests primarily in a          Management, LLC; T.
                                   diversified portfolio of equity and fixed income securities    Rowe Price
                                   across different investment categories and investment          Associates, Inc.; LSV
                                   managers. The Portfolio pursues a combination of traditional   Asset Management;
                                   and non-traditional investment strategies.                     William Blair &
                                                                                                  Company, L.L.C.;
                                                                                                  Pacific Investment
                                                                                                  Management Company
                                                                                                  LLC (PIMCO)
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO: seeks the highest   American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   92.5% to 100% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 0% to 7.5% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO: seeks long-term    AllianceBernstein
                                   capital growth by investing primarily in common stocks. The    L.P.
                                   Sub-adviser expects that the majority of the Portfolio's
                                   assets will be invested in the common stocks of large
                                   companies that appear to be undervalued. Among other things, the Portfolio seeks to identify compelling buying
                                   opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or
                                   circumstances even though their long-term prospects remain sound. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO: seeks         AllianceBernstein
                                   long-term growth of capital and income while attempting to     L.P.
                                   avoid excessive fluctuations in market value. The Portfolio normally will invest in common stocks (and securities
                                   convertible into common stocks). The Sub-adviser will take a value-oriented approach, in that it will try to keep the
                                   Portfolio's assets invested in securities that are selling at reasonable valuations in relation to their fundamental
                                   business prospects. The stocks that the Portfolio will
                                   normally invest in are those of seasoned companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (AST         AllianceBernstein
                                   AllianceBernstein Growth + Value Portfolio merged into this    L.P.
                                   Portfolio): seeks to outperform the Standard & Poor's 500
                                   Composite Stock Price Index (the "S&P (R) 500") through
                                   stock selection resulting in different weightings of common stocks relative to the index. The Portfolio will invest,
                                   under normal circumstances, at least 80% of its net assets in securities included in the S&P(R) 500.
-----------------------------------------------------------------------------------------------------------------------


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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO: seeks          American Century
                                   capital growth with current income as a secondary objective.   Investment
                                   The Portfolio invests primarily in common stocks that offer    Management, Inc.
                                   potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The Sub-adviser utilizes a quantitative management technique with a goal of building an equity
                                   portfolio that provides better returns than the S&P 500
                                   Index without taking on significant additional risk and
                                   while attempting to create a dividend yield that will be
                                   greater than the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO: seeks       American Century
 BALANCED                          capital growth and current income. The Sub-adviser intends     Investment
                                   to maintain approximately 60% of the Portfolio's assets in     Management, Inc.
                                   equity securities and the remainder in bonds and other fixed income securities. Both the Portfolio's equity and fixed
                                   income investments will fluctuate in value. The equity
                                   securities will fluctuate depending on the performance of
                                   the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                                   investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST BALANCED ASSET ALLOCATION PORTFOLIO: seeks the highest     American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 27.5% to 42.5%
                                   of its net assets to underlying portfolios investing
                                   primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO: seeks the       American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 72.5% to 87.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   12.5% to 27.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST COHEN & STEERS REALTY PORTFOLIO: seeks to maximize total   Cohen & Steers
                                   return through investment in real estate securities. The       Capital Management,
                                   Portfolio pursues its investment objective by investing,       Inc.
                                   under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal
                                   circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate
                                   companies, i.e., a company that derives at least 50% of its revenues from the ownership, construction, financing,
                                   management or sale of real estate or that has at least 50%
                                   of its assets in real estate. Real estate companies may
                                   include real estate investment trusts or REITs.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 47.5% to 62.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   37.5% to 52.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST DEAM LARGE-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   capital by investing primarily in the value stocks of larger   Management, Inc.
                                   companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                                   the value of its assets in the equity securities of
                                   large-sized companies included in the Russell 1000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 1000(R) Value Index, but which attempts to
                                   outperform the Russell 1000(R) Value Index through active
                                   stock selection.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST DEAM SMALL-CAP GROWTH PORTFOLIO: seeks maximum growth of   Deutsche Asset
                                   investors' capital from a portfolio of growth stocks of        Management, Inc.
                                   smaller companies. The Portfolio pursues its objective,
                                   under normal circumstances, by primarily investing at least
                                   80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Growth
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Growth Index, but which attempts to
                                   outperform the Russell 2000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST DEAM SMALL-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   investors' capital. The Portfolio pursues its objective,       Management, Inc.
                                   under normal market conditions, by primarily investing at
                                   least 80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Value Index, but which attempts to
                                   outperform the Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO: seeks capital       Federated Equity
                                   growth. The Portfolio pursues its investment objective by      Management Company of
                                   investing primarily in the stocks of small companies that      Pennsylvania;
                                   are traded on national security exchanges, NASDAQ stock        Federated Global
                                   exchange and the over-the-counter-market. Small companies      Investment Management
                                   will be defined as companies with market capitalizations       Corp.
                                   similar to companies in the Russell 2000 Growth Index. Up to
                                   25% of the Portfolio's net assets may be invested in foreign securities, which are typically denominated in foreign
                                   currencies.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST BALANCED TARGET PORTFOLIO: seeks long-term     First Trust Advisors
                                   capital growth balanced by current income. The Portfolio       L.P.
                                   normally invests approximately 65% of its total assets in
                                   equity securities and 35% in fixed income securities.
                                   Depending on market conditions, the equity portion may range between 60-70% and the fixed income portion between 30-40%.
                                   The Portfolio allocates its assets across a number of
                                   uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO: seeks   First Trust Advisors
                                   long-term growth of capital. The Portfolio normally invests    L.P.
                                   approximately 80% of its total assets in equity securities and 20% in fixed income securities. Depending on market
                                   conditions, the equity portion may range between 75-85% and the fixed income portion between 15-25%. The Portfolio
                                   allocates its assets across a number of uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST GLOBAL ALLOCATION PORTFOLIO: seeks to obtain the highest   Prudential
                                   potential total return consistent with a specified level of    Investments LLC
                                   risk tolerance. The Portfolio seeks to achieve its
                                   investment objective by investing in several other AST
                                   Portfolios ("Underlying Portfolios"). The Portfolio intends its strategy of investing in combinations of Underlying
                                   Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous
                                   investments. It is expected that the investment objectives of such AST Portfolios will be diversified.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO: seeks         Goldman Sachs Asset
                                   growth of capital in a manner consistent with the              Management, L.P.
                                   preservation of capital. Realization of income is not a
                                   significant investment consideration and any income realized on the Portfolio's investments, therefore, will be
                                   incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in equity
                                   securities of companies that the Sub-adviser believes have the potential to achieve capital appreciation over the
                                   long-term. The Portfolio seeks to achieve its investment
                                   objective by investing, under normal circumstances, in
                                   approximately 30-45 companies that are considered by the
                                   Sub-adviser to be positioned for long-term growth.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio pursues its investment           Management, L.P.
                                   objective, by investing primarily in equity securities
                                   selected for their growth potential, and normally invests at least 80% of the value of its assets in medium
                                   capitalization companies. For purposes of the Portfolio,
                                   medium-sized companies are those whose market
                                   capitalizations (measured at the time of investment) fall
                                   within the range of companies in the Russell Mid Cap Growth
                                   Index. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST HIGH YIELD PORTFOLIO (formerly AST Goldman Sachs High      Goldman Sachs Asset
                                   Yield Portfolio): seeks a high level of current income and     Management, L.P.;
                                   may also consider the potential for capital appreciation.      Pacific Investment
                                   The Portfolio invests, under normal circumstances, at least    Management Company
                                   80% of its net assets plus any borrowings for investment       LLC (PIMCO)
                                   purposes (measured at time of purchase) in high yield,
                                   fixed-income securities that, at the time of purchase, are non-investment grade securities. Such securities are
                                   commonly referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO: seeks long-term   J.P.Morgan Investment
                                   capital growth by investing in a diversified portfolio of      Management Inc.
                                   international equity securities. The Portfolio seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of
                                   equity securities of companies located or operating in
                                   developed non-U.S. countries and emerging markets of the
                                   world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a
                                   foreign over-the-counter market in the country where the
                                   issuer is principally based, but may also be traded in other countries including the United States.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST LARGE-CAP VALUE PORTFOLIO (formerly AST Hotchkis and       Dreman Value
                                   Wiley Large-Cap Value Portfolio): seeks current income and     Management LLC,
                                   long-term growth of income, as well as capital appreciation.   Hotchkis and Wiley
                                   The Portfolio invests, under normal circumstances, at least    Capital Management,
                                   80% of its net assets in common stocks of large cap U.S.       LLC; J.P. Morgan
                                   companies. The Portfolio focuses on common stocks that have    Investment
                                   a high cash dividend or payout yield relative to the market    Management, Inc.
                                   or that possess relative value within sectors.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST LORD ABBETT BOND-DEBENTURE PORTFOLIO: seeks high current   Lord, Abbett & Co.
                                   income and the opportunity for capital appreciation to         LLC
                                   produce a high total return. To pursue its objective, the
                                   Portfolio will invest, under normal circumstances, at least
                                   80% of the value of its assets in fixed income securities
                                   and normally invests primarily in high yield and investment grade debt securities, securities convertible into common
                                   stock and preferred stocks. The Portfolio may find good
                                   value in high yield securities, sometimes called
                                   "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets invested in those securities.
                                   At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S.
                                   Government securities and cash equivalents. The Portfolio
                                   may also make significant investments in mortgage-backed
                                   securities. Although the Portfolio expects to maintain a
                                   weighted average maturity in the range of five to twelve
                                   years, there are no restrictions on the overall Portfolio or on individual securities. The Portfolio may invest up to 20%
                                   of its net assets in equity securities.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MARSICO CAPITAL GROWTH PORTFOLIO: seeks capital growth.    Marsico Capital
                                   Income realization is not an investment objective and any      Management, LLC
                                   income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
                                   Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting investments for the Portfolio, the Sub-adviser
                                   uses an approach that combines "top down" economic analysis with "bottom up" stock selection. The "top down" approach
                                   identifies sectors, industries and companies that may
                                   benefit from the trends the Sub-adviser has observed. The
                                   Sub-adviser then looks for individual companies with
                                   earnings growth potential that may not be recognized by the market at large, utilizing a "bottom up" stock selection
                                   process. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a
                                   limited number of additional common stocks at times when the
                                   Portfolio manager is accumulating new positions, phasing out existing or responding to exceptional market conditions.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST MFS GLOBAL EQUITY PORTFOLIO: seeks capital growth. Under   Massachusetts
                                   normal circumstances the Portfolio invests at least 80% of     Financial Services
                                   its assets in equity securities of U.S. and foreign issuers    Company
                                   (including issuers in developing countries). The Portfolio generally seeks to purchase securities of companies with
                                   relatively large market capitalizations relative to the
                                   market in which they are traded.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MFS GROWTH PORTFOLIO: seeks long-term capital growth and   Massachusetts
                                   future income. Under normal market conditions, the Portfolio   Financial Services
                                   invests at least 80% of its total assets in common stocks      Company
                                   and related securities, such as preferred stocks,
                                   convertible securities and depositary receipts, of companies that the Sub-adviser believes offer better than average
                                   prospects for long-term growth. The Sub-adviser seeks to
                                   purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE                     AST MID CAP VALUE PORTFOLIO (formerly AST Gabelli All-Cap      EARNEST Partners LLC;
                                   Value Portfolio): seeks to provide capital growth by           WEDGE Capital
                                   investing primarily in mid-capitalization stocks that appear   Management, LLP
                                   to be undervalued. The Portfolio has a non-fundamental
                                   policy to invest, under normal circumstances, at least 80%
                                   of the value of its net assets in mid-capitalization
                                   companies.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: (AST Alger      Neuberger Berman
                                   All-Cap Growth Portfolio merged into this Portfolio): seeks    Management Inc.
                                   capital growth. Under normal market conditions, the
                                   Portfolio primarily invests at least 80% of its net assets in the common stocks of mid-cap companies. The Sub-adviser looks for fast-growing companies that are in new or rapidly evolving industries.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE                     AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO: seeks capital    Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. For purposes of the
                                   Portfolio, companies with equity market capitalizations that fall within the range of the Russell Midcap(R) Index at the time of investment are considered mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                                   Sub-adviser looks for well-managed companies whose stock
                                   prices are undervalued and that may rise in price before
                                   other investors realize their worth.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST PIMCO LIMITED MATURITY BOND PORTFOLIO: seeks to maximize   Pacific Investment
                                   total return consistent with preservation of capital and       Management Company
                                   prudent investment management. The Portfolio will invest in    LLC (PIMCO)
                                   a diversified portfolio of fixed-income securities of
                                   varying maturities. The average portfolio duration of the
                                   Portfolio generally will vary within a one- to three-year
                                   time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST PRESERVATION ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 27.5% to 42.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST SMALL-CAP VALUE PORTFOLIO: seeks to provide long-term      Lee Munder
                                   capital growth by investing primarily in                       Investments, Ltd;
                                   small-capitalization stocks that appear to be undervalued.     J.P. Morgan
                                   The Portfolio will have a non-fundamental policy to invest,    Investment
                                   under normal circumstances, at least 80% of the value of its   Management, Inc.;
                                   net assets in small capitalization stocks. The Portfolio       Salomon Brothers
                                   will focus on common stocks that appear to be undervalued.     Asset Management Inc;
                                                                                                  Dreman Value
                                                                                                  Management LLC
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: seeks a high     T. Rowe Price
 BALANCED                          level of total return by investing primarily in a              Associates, Inc.
                                   diversified portfolio of fixed income and equity securities.
                                   The Portfolio normally invests approximately 60% of its
                                   total assets in equity securities and 40% in fixed income
                                   securities. This mix may vary depending on the Sub-adviser's outlook for the markets. The Sub-adviser concentrates common stock investments in larger, more established companies, but the Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                                   Portfolio will be allocated among investment grade
                                   securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST T. ROWE PRICE GLOBAL BOND PORTFOLIO: seeks to provide      T. Rowe Price
                                   high current income and capital growth by investing in         International, Inc.
                                   high-quality foreign and U.S. dollar-denominated bonds. The
                                   Portfolio will invest at least 80% of its total assets in
                                   fixed income securities, including high quality bonds issued or guaranteed by U.S. or foreign governments or their
                                   agencies and by foreign authorities, provinces and
                                   municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers. The Portfolio generally invests in countries where the combination of fixed-income returns and currency
                                   exchange rates appears attractive, or, if the currency trend is unfavorable, where the Sub-adviser believes that the
                                   currency risk can be minimized through hedging. The
                                   Portfolio may also invest up to 20% of its assets in the
                                   aggregate in below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO: seeks           T. Rowe Price
                                   long-term capital growth primarily through the common stocks   Associates, Inc.
                                   of companies that own or develop natural resources (such as energy products, precious metals and forest products) and
                                   other basic commodities. The Portfolio normally invests
                                   primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and
                                   tangible assets could benefit from accelerating inflation.
                                   The Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                                   invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
                                                GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              GVIT DEVELOPING MARKETS FUND: seeks long-term capital          Gartmore Global Asset
                                   appreciation, under normal conditions by investing at least    Management Trust;
                                   80% of its total assets in stocks of companies of any size     Gartmore Global
                                   based in the world's developing economies. Under normal        Partners
                                   market conditions, investments are maintained in at least
                                   six countries at all times and no more than 35% of total
                                   assets in any single one of them.
-----------------------------------------------------------------------------------------------------------------------
                                                        JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JANUS ASPEN SERIES: LARGE CAP GROWTH PORTFOLIO -- SERVICE      Janus Capital
                                   SHARES: seeks long- term growth of capital in a manner         Management LLC
                                   consistent with the preservation of capital. The Portfolio invests at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalizations fall within the range of companies in the Russell 1000 Index at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

TRANSFERS AMONG OPTIONS

Subject to certain restrictions, you can transfer money among the variable investment options. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made.


   In general, your transfer request may be made by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following telephone or electronic instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after the close of the business day will take effect at the end of the next business day.



   During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. If you make more than 12 transfers in one contract year, you may be charged up to $30 for each additional transfer. Currently we charge only $10 for additional transfers. (Dollar Cost Averaging and Auto-Rebalancing transfers are free, and do not count toward the 12 free transfers per year.)


   For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

ADDITIONAL TRANSFER RESTRICTIONS


We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing," (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.


   Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions

 32
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

we may take in the future, we have adopted the following specific restrictions:


- With respect to each variable investment option (other than the Prudential Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.


- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

- We may impose specific restrictions on financial transactions (including transfer requests) for certain portfolios based on the portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this contract.

- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.

- We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

   Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature allows you to systematically transfer either a fixed dollar amount or a percentage out of the Money Market Portfolio and into any other variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. You can have these automatic transfers made from the DCA account monthly, quarterly, semiannually or annually. By allocating amounts on a regular schedule instead of allocating the total amount at one particular time, you may be less

                                                                              33
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

susceptible to the impact of market fluctuations. Of course, there is no guarantee that dollar cost averaging will ensure a profit or protect against a loss in declining markets.


   Transfers will be made automatically on the schedule you choose until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to re-open the DCA account at any time.



   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.



   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase, and is offered without charge.


ASSET ALLOCATION PROGRAM

We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentages or to subsequent allocation percentages you select. We will rebalance only the variable investment options that you have designated. The DCA account cannot participate in this feature.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

SCHEDULED TRANSACTIONS


Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) of the Internal Revenue Code of 1986, as amended
(Code), and annuity payments. Scheduled transactions are


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.


VOTING RIGHTS


We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting," it is possible that the votes of a small percentage of contract owners who actually vote will determine the ultimate outcome. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.


SUBSTITUTION


We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.


                                                                              35
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                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

        3:


WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE


        INCOME PHASE? (ANNUITIZATION)
--------------------------------------------------------------------------------

PAYMENT PROVISIONS

We can begin making annuity payments any time after the first contract anniversary. Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 90th birthday.

   We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.


OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD



Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.


OPTION 2
LIFE INCOME ANNUITY OPTION


Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.



   If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.


OPTION 3
INTEREST PAYMENT OPTION


Under this option, we will credit interest on the adjusted contract value until you request payment of all or part of the adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if your contract is held in an IRA.



   Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part or all of the contract value that we are holding at any time.


OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

TAX CONSIDERATIONS


If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.



HOW WE DETERMINE ANNUITY PAYMENTS



Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremen-


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                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


tal payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. The guaranteed minimum rate is 3%. If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.



   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:



FIXED PERIOD ANNUITIES



Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.



LIFE ANNUITIES



There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:



- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.


                                                                              37
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                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

        4:

WHAT IS THE

        DEATH BENEFIT?
--------------------------------------------------------------------------------


THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.


BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. A change of beneficiary will take effect on the date you sign the change request form, provided that we receive the form in good order. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner dies. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

CALCULATION OF THE DEATH BENEFIT:

The death benefit to which your beneficiary is entitled depends on whether you elected the basic death benefit or the enhanced death benefit. The enhanced death benefit is available only if you are age 75 or under at the time you purchase the contract.

BASIC DEATH BENEFIT

If the owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation ("due proof of death"), your beneficiary will receive the greater of the following:

-  the contract value as of the date we receive due proof of death; or

- the total of all purchase payments made, proportionally reduced by the effect of withdrawals.

We require due proof of death to be submitted promptly.

ENHANCED DEATH BENEFIT

If the owner dies during the accumulation period and prior to age 80, your beneficiary will receive the greater of the following as of the date we receive due proof of death:

-  the contract value as of the date we receive due proof of death; or

-  the Guaranteed Minimum Death Benefit (GMDB).

We require due proof of death to be submitted promptly.

   The GMDB is calculated daily and is equal to the highest value of the contract on any contract anniversary. This is called the step-up value. Before the first contract anniversary, the step-up value is the initial purchase payment increased by subsequent purchase payments and proportionally reduced by the effect of withdrawals. Between anniversary dates, the step-up value is only increased by additional invested purchase payments and reduced proportionally by withdrawals.

   After the contract anniversary on or next following the 80th birthday of the owner, the beneficiary will receive a death benefit as of the date we receive due proof of death equal to the greater of:

(1) the contract value; or

(2) the GMDB as of the contract anniversary on or next following the owner's 80th birthday increased by subsequent purchase payments since such contract anniversary and proportionally reduced by the effect of withdrawals since such contract anniversary.

   Here is an example of a proportional reduction:

   The current contract value is $100,000 and step-up value is $80,000. The owner makes a withdrawal that reduces the contract value by 50%. The new step-up value is $40,000, or 50% of what it was before the withdrawal.

PAYOUT OPTIONS

The beneficiary may, within 60 days of providing due proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

   The death benefit payout options are:

  Choice 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

  Choice 2. The payment of the entire death benefit within 5 years of the date of death of the owner.

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                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

  Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner.

   If the beneficiary is the spouse of the owner at the time of the owner's death, then the contract will continue and the spouse will become the owner. The spouse may, within 60 days of providing due proof of death, elect to take the death benefit under any of the payout options described above.

   The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Advisor Contract?"

   Any portion of the death benefit not applied under Choice 3 within one year of the owner's date of death must be distributed within five years of the date of death.

                                                                              39
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        5:

WHAT IS THE LIFETIME FIVE

        INCOME BENEFIT?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

LIFETIME FIVE INCOME BENEFIT

The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year.

   Lifetime Five is subject to certain restrictions described below.

- Currently, Lifetime Five can be elected only once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

-  The annuitant must be at least 45 years old when Lifetime Five is elected.


- Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005, must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.


PROTECTED WITHDRAWAL VALUE


The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal. With respect to (A) and (C) above, each value is increased by the amount of any subsequent purchase payments.


- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Lifetime Five Benefit, the contract value on the date of the contract owner's election of Lifetime Five will

 40
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

   be used to determine the initial Protected Withdrawal Value.

- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.


   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your contract value is greater than the Protected Withdrawal Value. If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect, then you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected prior to March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elected Lifetime Five on or after March 20, 2006, then you are eligible to step-up the Protected Withdrawal Value on or after the 3rd anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected on or after March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 3rd anniversary following the preceding step-up. In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.



   An optional automatic step-up (Auto Step-Up) feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary (5th contract anniversary if the benefit was elected prior to March 20, 2006) following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Protected Withdrawal Value will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd (5th if the benefit was elected prior to March 20, 2006) contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Protected Withdrawal value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.


   Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

   The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdraw-

                                                                              41
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        5:

WHAT IS THE LIFETIME FIVE INCOME BENEFIT? CONTINUED
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

als are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT

The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

   Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

   However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.


   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000. The value set forth here are purely


 42
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


hypothetical, and do not reflect the charge for Lifetime Five.


   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):


(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484


(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250

-  Annual Income Amount for future contract years remains at $13,250

-  Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.


- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93


-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

-  Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Withdrawal Amount for current contract year = $0

- Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.


- Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489


-  Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.


- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250
   = $623


-  Annual Income Amount for future contract years = $13,250 - $623 = $12,627

- Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.

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--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

-  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450


- Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503


-  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE


If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2010 would be reduced to $225,250 [$265,000 - ($13,250 X 3)]. If a step-up is elected on February 1, 2010, then the following values would result:



-  Protected Withdrawal Value = contract value on February 1, 2010 = $280,000



- Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.



- Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore, the Annual Withdrawal Amount is increased to $19,600.



   If the step-up request on February 1, 2010 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the contract value exceeds the Annual Income Amount by 5% or more. 5% of the contract value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the contract value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above.


BENEFITS UNDER LIFETIME FIVE

- If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

   annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

   1.  apply your contract value to any annuity option available;

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

   3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

   We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

   2.  the contract value.

   If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract.

- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal. If you surrender your contract, you will receive the current contract value, not the Protected Withdrawal Value.


- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.


ELECTION OF LIFETIME FIVE

Lifetime Five can be elected at the time you purchase your contract, or after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

TERMINATION OF LIFETIME FIVE

Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

   Lifetime Five terminates:

-  upon your surrender of the contract,

-  upon the death of the annuitant,

- upon a change in ownership of the contract that changes the tax identification number of the contract owner, or

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

-  upon your election to begin receiving annuity payments.

   We cease imposing the charge for Lifetime Five upon the earliest to occur of
(i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
(iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.


   While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.



   Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.



   If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.


ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS


If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.


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HOW CAN I PURCHASE A STRATEGIC PARTNERS

        ADVISOR CONTRACT?
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

PURCHASE PAYMENTS


The initial purchase payment is the amount of money you give us to purchase the contract. Unless we agree otherwise and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $1,000 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.


   You may purchase this contract only if the oldest of the owner or annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday of:

-  the owner; or

-  the annuitant.

   Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment among the variable options based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.


   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise.

   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.

   At our discretion, we may give initial and subsequent purchase payments (as well as transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

CALCULATING CONTRACT VALUE

The value of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) Adding up the total amount of money allocated to a specific investment option;

2) Subtracting from that amount insurance charges and any other applicable charges such as for taxes; and

3) Dividing this amount by the number of outstanding accumulation units.

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                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.


   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

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WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

        PARTNERS ADVISOR CONTRACT?
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

INSURANCE AND ADMINISTRATIVE CHARGES

Each day we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose the Lifetime Five Income Benefit, the insurance and administrative cost also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

   The insurance charge is equal, on an annual basis, to 1.40% (Basic Death Benefit) or 1.65% (i.e., 0.25% in addition to the basic death benefit charge) (Enhanced Death Benefit) of the daily value of the contract.

   We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit option. The 0.60% charge is in addition to the charge we impose for the applicable death benefit. Upon any reset of the amounts guaranteed under this benefit, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefit.

   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts.

CONTRACT MAINTENANCE CHARGE

On each contract anniversary during the accumulation phase, if your contract value is less than $50,000, we will deduct the lesser of $30 or 2% of your contract value, for administrative expenses. While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the contract value at which we waive this fee. The charge will be deducted proportionately from each of the contract's variable investment options. This charge will also be deducted when you surrender your contract if your contract value is less than $50,000.

TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

make a deduction from the value of the contract to pay some or all of these taxes. New York does not currently charge premium taxes on annuities. It is our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE


You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $10 for each additional transfer. (We have the right to increase this fee up to a maximum of $30 per transfer, but have no current intention to do so.) We will deduct the transfer fee pro-rata from the investment options from which the transfer is made.


COMPANY TAXES

We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

   In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

UNDERLYING MUTUAL FUND FEES


When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2006, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time. For additional information about these fund fees, please consult the prospectuses for the funds.


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HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

YOU CAN ACCESS YOUR MONEY BY:

- MAKING A WITHDRAWAL (EITHER PARTIAL OR COMPLETE); OR


- CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.


WITHDRAWALS DURING THE ACCUMULATION PHASE


When you make a full withdrawal, you will receive the value of your contract minus any applicable fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.


   Unless you tell us otherwise, any partial withdrawal will be made proportionately from all of the variable investment options you have selected. The minimum amount which may be withdrawn is $250. If you request a withdrawal that would reduce your total contract value below the minimum $2,000, we will withdraw the maximum amount that will not reduce the total contract value below that amount.

   We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. The minimum automated withdrawal amount you can make generally is $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.

SUSPENSION OF PAYMENTS OR TRANSFERS

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The SEC, by order, permits suspension or postponement of payments for the protection of owners.

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WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

                    PARTNERS ADVISOR CONTRACT?
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

The tax considerations associated with the Strategic Partners Advisor contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.


   This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs, as applicable, are the responsibility of the applicable trustee or custodian.


CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.


   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.


   If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances you transfer the contract incident to divorce.

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or

- The amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information).

   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

TAXES PAYABLE BY BENEFICIARIES

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

   Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death

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                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

   Tax consequences to the beneficiary vary among the death benefit payment options.

-  Choice 1:  The beneficiary is taxed on earnings in the contract.

- Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

- Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING ON DISTRIBUTIONS


Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.


   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION

   DIVERSIFICATION AND INVESTOR CONTROL. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

   An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated.

   Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

   REQUIRED DISTRIBUTIONS UPON YOUR DEATH. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

   If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   CHANGES IN THE CONTRACT. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.


   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.


   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS

   IRAS. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater) less any applicable federal and state income tax withholding.


   CONTRIBUTIONS LIMITS/ROLLOVERS. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2006, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax


                                                                              55
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.

   REQUIRED PROVISIONS. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

- You cannot sell, assign or pledge the contract, other than to Pruco Life of New Jersey;

- The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);


- The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
   70 1/2; and



-  Death and annuity payments must meet "minimum distribution requirements."


   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty";

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution.

   ROTH IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;


- "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
   (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or
   (d) for a qualified first time homebuyer distribution within the meaning of
   Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and


- If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.


The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.



   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts of a traditional IRA, conduit IRA, or another Roth IRA, or if you are age 50 or older by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to a prior year and the current


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000) who are not married filing a separate return, and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular or conversion contributions to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your financial professional prior to purchase to confirm whether such rollovers are being accepted.


MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION


If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.



   Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.


   You can use the minimum distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.


   Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.


PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

   Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled; or

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.).

                                                                              57
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

   Other exceptions to this tax may apply. You should consult your tax advisor for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 7, "What Are The Expenses Associated With The Strategic Partners Advisor Contract?"

   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 10.

   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

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OTHER

        INFORMATION
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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY


Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey) is a stock life insurance company, organized on September 17, 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York.



   Pruco Life of New Jersey is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life of New Jersey's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life of New Jersey and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life of New Jersey may owe under the contract.


THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under New Jersey law on May 20, 1996, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life of New Jersey and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life of New Jersey, including its audited financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

   PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

   The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.

   Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 2%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

   In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of

                                                                              59
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OTHER INFORMATION CONTINUED

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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements is provided in the Statement of Additional Information which is available upon request.


   To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

   You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total purchase payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

LITIGATION


Pruco Life of New Jersey is subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industries in which we operate. In our insurance operations, we are subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In our annuities operations, we are subject to litigation involving class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages.



   Pruco Life of New Jersey's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Pruco Life of New Jersey in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Pruco Life of New Jersey's financial position.


ASSIGNMENT


In general, you can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any


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PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account and Pruco Life of New Jersey, the co-issuer of the Strategic Partners Advisor contract, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Payments Made to Promote Sale of Our Products

-  Allocation of Initial Purchase Payment

-  Determination of Accumulation Unit Values

-  Federal Tax Status

-  Financial Statements

HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

                                                                              61
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         APPENDIX A

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


As we have indicated throughout this prospectus, the Strategic Partners Advisor Variable Annuity is a contract that allows you to select or decline certain features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.


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ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES:
(BASIC DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.87948                     $ 0.59236                                0
         1/1/2003 to 12/31/2003                 $ 0.59236                     $ 0.76091                           65,009
         1/1/2004 to 12/31/2004                 $ 0.76091                     $ 0.82279                           32,938
         1/1/2005 to 12/31/2005                 $ 0.82279                     $ 0.92957                           32,528

PRUDENTIAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         2/4/2002* to 12/31/2002                $ 0.97750                     $ 0.78176                            3,152
         1/1/2003 to 12/31/2003                 $ 0.78176                     $ 1.01497                           79,286
         1/1/2004 to 12/31/2004                 $ 1.01497                     $ 1.10038                          183,263
         1/1/2005 to 12/31/2005                 $ 1.10038                     $ 1.20970                          189,588

PRUDENTIAL GLOBAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.85177                     $ 0.62009                                0
         1/1/2003 to 12/31/2003                 $ 0.62009                     $ 0.81994                              821
         1/1/2004 to 12/31/2004                 $ 0.81994                     $ 0.88620                              639
         1/1/2005 to 12/31/2005                 $ 0.88620                     $ 1.01441                                0

PRUDENTIAL MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 1.01263                     $ 1.01372                        3,776,864
         1/1/2003 to 12/31/2003                 $ 1.01372                     $ 1.00812                          112,428
         1/1/2004 to 12/31/2004                 $ 1.00812                     $ 1.00423                          132,655
         1/1/2005 to 12/31/2005                 $ 1.00423                     $ 1.01903                           73,979

PRUDENTIAL STOCK INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.91813                     $ 0.69437                            1,796
         1/1/2003 to 12/31/2003                 $ 0.69437                     $ 0.87784                           12,417
         1/1/2004 to 12/31/2004                 $ 0.87784                     $ 0.95615                           12,787
         1/1/2005 to 12/31/2005                 $ 0.95615                     $ 0.98584                           14,771

PRUDENTIAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         2/4/2002* to 12/31/2002                $ 0.97746                     $ 0.79350                                0
         1/1/2003 to 12/31/2003                 $ 0.79350                     $ 1.00220                              559
         1/1/2004 to 12/31/2004                 $ 1.00220                     $ 1.14963                            1,292
         1/1/2005 to 12/31/2005                 $ 1.14963                     $ 1.32269                            3,706

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.87659                     $ 0.66866                                0
         1/1/2003 to 12/31/2003                 $ 0.66866                     $ 0.87565                                0
         1/1/2004 to 12/31/2004                 $ 0.87565                     $ 0.99098                                0
         1/1/2005 to 12/31/2005                 $ 0.99098                     $ 1.07976                                0


                                           THIS CHART CONTINUES ON THE NEXT PAGE

* DATE THAT THIS ANNUITY WAS FIRST OFFERED.

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED): (BASIC DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
SP AIM AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.88016                     $ 0.68204                                0
         1/1/2003 to 12/31/2003                 $ 0.68204                     $ 0.85087                            7,043
         1/1/2004 to 12/31/2004                 $ 0.85087                     $ 0.93878                            9,056
         1/1/2005 to 4/29/2005                  $ 0.93878                     $ 0.86680                                0

SP AIM CORE EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.85765                     $ 0.70328                              905
         1/1/2003 to 12/31/2003                 $ 0.70328                     $ 0.85787                              993
         1/1/2004 to 12/31/2004                 $ 0.85787                     $ 0.92049                              992
         1/1/2005 to 12/31/2005                 $ 0.92049                     $ 0.94985                              991

SP BALANCED ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.95464                     $ 0.82711                           24,924
         1/1/2003 to 12/31/2003                 $ 0.82711                     $ 1.00219                           20,234
         1/1/2004 to 12/31/2004                 $ 1.00219                     $ 1.09792                           13,212
         1/1/2005 to 12/31/2005                 $ 1.09792                     $ 1.16514                           36,783

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.98936                     $ 0.91397                           30,876
         1/1/2003 to 12/31/2003                 $ 0.91397                     $ 1.04994                          182,045
         1/1/2004 to 12/31/2004                 $ 1.04994                     $ 1.12757                          200,322
         1/1/2005 to 12/31/2005                 $ 1.12757                     $ 1.17779                          251,891

SP DAVIS VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.92309                     $ 0.76511                            2,773
         1/1/2003 to 12/31/2003                 $ 0.76511                     $ 0.97653                            9,292
         1/1/2004 to 12/31/2004                 $ 0.97653                     $ 1.08373                           11,813
         1/1/2005 to 12/31/2005                 $ 1.08373                     $ 1.17051                           20,172

SP GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.91602                     $ 0.74223                                0
         1/1/2003 to 12/31/2003                 $ 0.74223                     $ 0.93901                                0
         1/1/2004 to 12/31/2004                 $ 0.93901                     $ 1.04685                                0
         1/1/2005 to 12/31/2005                 $ 1.04685                     $ 1.12778                                0

SP LARGE CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.93342                     $ 0.76199                            1,609
         1/1/2003 to 12/31/2003                 $ 0.76199                     $ 0.95257                            1,770
         1/1/2004 to 12/31/2004                 $ 0.95257                     $ 1.10611                            1,767
         1/1/2005 to 12/31/2005                 $ 1.10611                     $ 1.16342                            1,765


                                           THIS CHART CONTINUES ON THE NEXT PAGE

* DATE THAT THIS ANNUITY WAS FIRST OFFERED.

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED): (BASIC DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
SP LSV INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.85065                     $ 0.69226                                0
         1/1/2003 to 12/31/2003                 $ 0.69226                     $ 0.86952                                9
         1/1/2004 to 12/31/2004                 $ 0.86952                     $ 0.99305                           42,153
         1/1/2005 to 12/31/2005                 $ 0.99305                     $ 1.11424                           42,152

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.82541                     $ 0.57009                                0
         1/1/2003 to 12/31/2003                 $ 0.57009                     $ 0.71281                                0
         1/1/2004 to 12/31/2004                 $ 0.71281                     $ 0.79003                            2,366
         1/1/2005 to 4/29/2005                  $ 0.79003                     $ 0.73827                                0

SP MID CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.81198                     $ 0.43161                                0
         1/1/2003 to 12/31/2003                 $ 0.43161                     $ 0.59621                                0
         1/1/2004 to 12/31/2004                 $ 0.59621                     $ 0.70289                            1,003
         1/1/2005 to 12/31/2005                 $ 0.70289                     $ 0.72963                           13,278

SP PIMCO HIGH YIELD PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 1.02093                     $ 1.00143                            4,318
         1/1/2003 to 12/31/2003                 $ 1.00143                     $ 1.20911                           17,195
         1/1/2004 to 12/31/2004                 $ 1.20911                     $ 1.30346                           77,339
         1/1/2005 to 12/31/2005                 $ 1.30346                     $ 1.33732                          109,378

SP PIMCO TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 1.04472                     $ 1.12328                          219,081
         1/1/2003 to 12/31/2003                 $ 1.12328                     $ 1.17265                          180,016
         1/1/2004 to 12/31/2004                 $ 1.17265                     $ 1.21745                          257,632
         1/1/2005 to 12/31/2005                 $ 1.21745                     $ 1.22923                          252,236

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.87646                     $ 0.58550                                0
         1/1/2003 to 12/31/2003                 $ 0.58550                     $ 0.82046                              955
         1/1/2004 to 12/31/2004                 $ 0.82046                     $ 0.98221                           52,423
         1/1/2005 to 12/31/2005                 $ 0.98221                     $ 1.14091                           55,174

SP SMALL CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.93720                     $ 0.63744                                0
         1/1/2003 to 12/31/2003                 $ 0.63744                     $ 0.84694                                0
         1/1/2004 to 12/31/2004                 $ 0.84694                     $ 0.82752                                0
         1/1/2005 to 12/31/2005                 $ 0.82752                     $ 0.83643                                0


                                           THIS CHART CONTINUES ON THE NEXT PAGE

* DATE THAT THIS ANNUITY WAS FIRST OFFERED.

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED): (BASIC DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
SP SMALL-CAP VALUE PORTFOLIO (FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 1.01056                     $ 0.84681                            2,125
         1/1/2003 to 12/31/2003                 $ 0.84681                     $ 1.11158                            5,707
         1/1/2004 to 12/31/2004                 $ 1.11158                     $ 1.32305                           46,714
         1/1/2005 to 12/31/2005                 $ 1.32305                     $ 1.36506                           48,721

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.86205                     $ 0.63181                                0
         1/1/2003 to 12/31/2003                 $ 0.63181                     $ 0.78409                                0
         1/1/2004 to 12/31/2004                 $ 0.78409                     $ 0.85515                                0
         1/1/2005 to 12/31/2005                 $ 0.85515                     $ 0.97121                                0

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO)
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.88230                     $ 0.59865                                0
         1/1/2003 to 12/31/2003                 $ 0.59865                     $ 0.73114                                0
         1/1/2004 to 12/31/2004                 $ 0.73114                     $ 0.76497                              262
         1/1/2005 to 12/31/2005                 $ 0.76497                     $ 0.87890                              258

SP TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.85404                     $ 0.47030                                0
         1/1/2003 to 12/31/2003                 $ 0.47030                     $ 0.66039                                0
         1/1/2004 to 12/31/2004                 $ 0.66039                     $ 0.65130                                0
         1/1/2005 to 4/29/2005                  $ 0.65130                     $ 0.58180                                0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.76003                     $ 0.57108                               43
         1/1/2003 to 12/31/2003                 $ 0.57108                     $ 0.78612                           12,447
         1/1/2004 to 12/31/2004                 $ 0.78612                     $ 0.90356                           14,060
         1/1/2005 to 12/31/2005                 $ 0.90356                     $ 1.03720                           14,058

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005              $ 9.99886                     $ 9.99933                                0

AST ALGER ALL-CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/02/2005              $10.09338                     $11.73323                                0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.07970                     $10.33229                                0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.05481                     $10.28681                                0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/02/2005              $10.05009                     $11.34495                                0



                                  THIS CHART CONTINUES ON THE NEXT PAGE
 * DATE THAT THIS ANNUITY WAS FIRST OFFERED.
** DATE THAT THE FUND FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED): (BASIC DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.04988                     $10.42169                                0

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.06658                     $10.35426                                0

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.04202                     $10.33700                                0

AST BALANCED ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005              $ 9.99886                     $10.01933                                0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005              $ 9.99886                     $10.00933                                0

AST COHEN & STEERS REALTY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.14710                     $12.04155                                0

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005              $ 9.99886                     $10.02932                                0

AST DEAM LARGE-CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.08492                     $10.73678                                0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.01133                     $10.33264                                0

AST DEAM SMALL-CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.04570                     $10.03757                                0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $ 9.99886                     $10.98052                                0

AST GLOBAL ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.01541                     $10.64464                                0

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.03302                     $10.78065                                0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $ 9.99886                     $10.60000                                0

AST HIGH YIELD PORTFOLIO (FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $ 9.97681                     $ 9.87825                              231

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $ 9.91389                     $10.67460                                0



                                  THIS CHART CONTINUES ON THE NEXT PAGE
** DATE THAT THE FUND FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED): (BASIC DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
AST LARGE-CAP VALUE PORTFOLIO (FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO)
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.07726                     $10.57804                                0

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $ 9.99886                     $ 9.96977                                0

AST MARSICO CAPITAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.12625                     $10.92526                                0

AST MFS GLOBAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $ 9.96626                     $10.49866                                0

AST MFS GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.03693                     $10.78089                                0

AST MID CAP VALUE PORTFOLIO (FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.06503                     $10.37369                                0

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.05576                     $11.35869                                0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.02196                     $10.90682                                0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $ 9.99886                     $10.07733                                0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005              $ 9.99886                     $10.03931                                0

AST SMALL-CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.04866                     $10.66828                                0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.02867                     $10.37610                                0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $ 9.94939                     $ 9.46839                                0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $10.00286                     $11.76236                                0



                                  THIS CHART CONTINUES ON THE NEXT PAGE
** DATE THAT THE FUND FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED): (BASIC DEATH BENEFIT 1.40)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
GARTMORE GVIT DEVELOPING MARKETS FUND
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005              $ 9.88103                     $12.08600                                0

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------------------
         1/7/2002* to 12/31/2002                $ 0.79820                     $ 0.56640                                0
         1/1/2003 to 12/31/2003                 $ 0.56640                     $ 0.73449                                0
         1/1/2004 to 12/31/2004                 $ 0.73449                     $ 0.75480                                0
         1/1/2005 to 12/31/2005                 $ 0.75480                     $ 0.77428                                0



 * DATE THAT THIS ANNUITY WAS FIRST OFFERED.


** DATE THAT THE FUND FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES: (ENHANCED DEATH BENEFIT, LIFETIME FIVE 2.25)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.06157                     $11.76453                              0

PRUDENTIAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.04794                     $11.05333                              0

PRUDENTIAL GLOBAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.98612                     $11.29015                              0

PRUDENTIAL MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.00004                     $10.06787                              0

PRUDENTIAL STOCK INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.05609                     $10.33742                              0

PRUDENTIAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.03744                     $11.21151                              0

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.03184                     $10.93736                              0

SP AIM AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 4/29/2005              $10.06879                     $ 9.48254                              0

SP AIM CORE EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.02513                     $10.19391                              0

SP BALANCED ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.01709                     $10.62927                         19,344

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.00714                     $10.45845                          2,799

SP DAVIS VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.02505                     $10.58382                              0

SP GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.02897                     $10.79578                         60,225

SP LARGE CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.07576                     $10.43901                              0

SP LSV INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.91215                     $10.62225                              0

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 4/29/2005              $10.05597                     $ 9.60285                              0


                                           THIS CHART CONTINUES ON THE NEXT PAGE
*** DATE THAT THE FUND AND/OR THE BENEFIT FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED): (ENHANCED DEATH BENEFIT, LIFETIME FIVE 2.25)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.02825                     $10.64972                              0

SP PIMCO HIGH YIELD PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.98891                     $10.09534                              0

SP PIMCO TOTAL RETURN PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.99817                     $10.12642                              0

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.03577                     $11.69877                              0

SP SMALL CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.03038                     $10.47093                              0

SP SMALL-CAP VALUE PORTFOLIO (FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.05726                     $10.46444                              0

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.07359                     $11.94115                              0

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO)
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.03012                     $12.08212                              0

SP TECHNOLOGY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 4/29/2005              $10.04311                     $ 9.58927                              0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.92633                     $11.25119                              0

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to
           12/31/2005                           $ 9.99817                     $ 9.99292                              0

AST ALGER ALL-CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/02/2005                           $10.09269                     $11.66217                              0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.07901                     $10.26299                              0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.05412                     $10.21788                              0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/02/2005                           $10.04940                     $11.27627                              0

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.04919                     $10.35190                              0

*** DATE THAT THE FUND AND/OR THE BENEFIT FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.                    THIS CHART CONTINUES ON
THE NEXT PAGE

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED): (ENHANCED DEATH BENEFIT, LIFETIME FIVE 2.25)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.06589                     $10.28487                              0

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.04134                     $10.26773                              0

AST BALANCED ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to
           12/31/2005                           $ 9.99817                     $10.01287                          2,967

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to
           12/31/2005                           $ 9.99817                     $10.00290                          7,608

AST COHEN & STEERS REALTY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.14641                     $11.96094                              0

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to
           12/31/2005                           $ 9.99817                     $10.02288                          9,277

AST DEAM LARGE-CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.08423                     $10.66473                              0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.01064                     $10.26343                              0

AST DEAM SMALL-CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.04501                     $ 9.97024                              0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.99817                     $10.90713                              0

AST GLOBAL ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.01473                     $10.57333                              0

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.03233                     $10.70854                              0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.99817                     $10.52897                              0

AST HIGH YIELD PORTFOLIO (FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.97612                     $ 9.81200                              0

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.91320                     $10.60308                              0

AST LARGE-CAP VALUE PORTFOLIO (FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO)
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.07658                     $10.50718                              0


                                           THIS CHART CONTINUES ON THE NEXT PAGE
*** DATE THAT THE FUND AND/OR THE BENEFIT FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED): (ENHANCED DEATH BENEFIT, LIFETIME FIVE 2.25)
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.99817                     $ 9.90289                              0

AST MARSICO CAPITAL GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.12556                     $10.85196                              0

AST MFS GLOBAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.96557                     $10.42837                              0

AST MFS GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.03624                     $10.70871                              0

AST MID CAP VALUE PORTFOLIO (FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.06434                     $10.30414                              0

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.05507                     $11.28269                              0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.02128                     $10.83380                              0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.99817                     $10.00975                              0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to
           12/31/2005                           $ 9.99817                     $10.03287                              0

AST SMALL-CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.04798                     $10.59676                              0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.02799                     $10.30670                              0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.94871                     $ 9.40496                              0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.00217                     $11.68361                              0

GARTMORE GVIT DEVELOPING MARKETS FUND
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $ 9.88034                     $12.00502                              0

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO--SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to
           12/31/2005                           $10.04411                     $10.34696                              0



*** DATE THAT THE FUND AND/OR THE BENEFIT FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.

PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10


         APPENDIX B




SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU



Within the Strategic Partners(SM) family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company (in New York, by Pruco Life Insurance Company of New Jersey). Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at
(888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.



   Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.



   The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.



   Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:



-  Your age;



- The amount of your investment and any planned future deposits into the annuity;



- How long you intend to hold the annuity (also referred to as investment time horizon);



-  Your desire to make withdrawals from the annuity;



-  Your investment return objectives;



-  The effect of optional benefits that may be elected; and



- Your desire to minimize costs and/or maximize return associated with the annuity.



   The following chart sets forth the prominent features of each Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.



   In addition to the chart, we set out below certain hypothetical illustrations that reflect the contract value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:



- Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike the Strategic Partners Annuity One 3/Plus 3 contract, Strategic Partners Advisor offers few optional benefits.



- Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of contract value, or a step-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.



- Strategic Partners Annuity One 3 / Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version,

--------------------------------------------------------------------------------


PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10



   although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.



STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON



Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.



APPENDIX B -- SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

--------------------------------------------------------------------------------

                           STRATEGIC PARTNERS        STRATEGIC PARTNERS      STRATEGIC PARTNERS ANNUITY
                                 ADVISOR                   SELECT             ONE 3/ PLUS 3 NON BONUS

-------------------------------------------------------------------------------------------------------
Minimum Investment       $10,000                   $10,000                   $10,000
-------------------------------------------------------------------------------------------------------
Maximum Issue Age        85 Qualified &            80 Qualified & 85         85 Qualified &
                         Non-Qualified             Non-Qualified             Non-Qualified
-------------------------------------------------------------------------------------------------------
Withdrawal Charge        None                      7 Years (7%, 6%, 5%,      7 Years (7%, 6%, 5%, 4%,
Schedule                                           4%, 3%, 2%, 1%)           3%, 2%, 1%)
                                                   Contract date based       Payment date based
-------------------------------------------------------------------------------------------------------
Annual Charge-Free       Full liquidity            10% of gross purchase     10% of gross purchase
Withdrawal(1)                                      payments per contract     payments made as of last
                                                   year, cumulative up to    contract anniversary per
                                                   7 years or 70% of gross   contract year
                                                   purchase payments
-------------------------------------------------------------------------------------------------------
Insurance and            1.40%                     1.52%                     1.40%
Administration Charge
-------------------------------------------------------------------------------------------------------
Contract Maintenance     The lesser of $30 or 2%   $30. Waived if contract   The lesser of $30 or 2% of
Fee (assessed annually)  of your contract value.   value is $50,000 or       your contract value.
                         Waived if contract        more                      Waived if contract value
                         value is $50,000 or                                 is $75,000 or more
                         more
-------------------------------------------------------------------------------------------------------
Contract Credit          No                        No                        No
-------------------------------------------------------------------------------------------------------

                             STRATEGIC PARTNERS
                         ANNUITY ONE 3/ PLUS 3 BONUS
Minimum Investment       $10,000
-----------------------
Maximum Issue Age        85 Qualified &
                         Non-Qualified
-----------------------
Withdrawal Charge        7 Years (8%, 8%, 8%, 8%,
Schedule                 7%, 6%, 5%)
                         Payment date based
-----------------------
Annual Charge-Free       10% of gross purchase
Withdrawal(1)            payments made as of last
                         contract anniversary per
                         contract year
-----------------------
Insurance and            1.50%
Administration Charge
-----------------------
Contract Maintenance     The lesser of $30 or 2% of
Fee (assessed annually)  your contract value. Waived
                         if contract value is
                         $75,000 or more
-----------------------
Contract Credit          Yes
                         3%-all amounts ages 81-85
                         4%-under $250,000
                         5%-$250,000- $999,999
                         6%-$1,000,000+
-----------------------



1 WITHDRAWALS OF TAXABLE AMOUNTS WILL BE SUBJECT TO INCOME TAX, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL INCOME TAX PENALTY.

PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

                           STRATEGIC PARTNERS        STRATEGIC PARTNERS      STRATEGIC PARTNERS ANNUITY
                                 ADVISOR                   SELECT             ONE 3/ PLUS 3 NON BONUS

-------------------------------------------------------------------------------------------------------
Fixed Rate Account       No                        Yes                       Yes
                                                   1-Year                    1-Year
-------------------------------------------------------------------------------------------------------
Market Value Adjustment  No                        Yes                       Yes
Account (MVA)                                      7-Year                    1-10 Years
-------------------------------------------------------------------------------------------------------
Enhanced Dollar Cost     No                        No                        Yes
Averaging (DCA)
-------------------------------------------------------------------------------------------------------
Variable Investment      56                        56                        56/62
Options Available
-------------------------------------------------------------------------------------------------------
Evergreen Funds          N/A                       N/A                       6-available in Strategic
                                                                             Partners Plus 3 only
-------------------------------------------------------------------------------------------------------
Base Death Benefit:      The greater of:           Step-Up Withdrawals       The greater of: purchase
                         purchase payment(s)       will proportionately      payment(s) minus
                         minus proportionate       affect the Death          proportionate
                         withdrawal(s) or          Benefit                   withdrawal(s) or contract
                         contract value                                      value
-------------------------------------------------------------------------------------------------------
Optional Death Benefit   Step-Up                   N/A                       Step-Up
(for an additional
cost),(3)
-------------------------------------------------------------------------------------------------------
Living Benefits (for an  Lifetime Five             N/A                       Lifetime Five
additional cost),(4)                                                         Spousal Lifetime Five
                                                                             Guaranteed Minimum Income
                                                                             Benefit (GMIB) Income
                                                                             Appreciator Benefit (IAB)
-------------------------------------------------------------------------------------------------------

                             STRATEGIC PARTNERS
                         ANNUITY ONE 3/ PLUS 3 BONUS
Fixed Rate Account       Yes(2)
                         1-Year
-----------------------
Market Value Adjustment  No
Account (MVA)
-----------------------
Enhanced Dollar Cost     Yes
Averaging (DCA)
-----------------------
Variable Investment      56/62
Options Available
-----------------------
Evergreen Funds          6-available in Strategic
                         Partners Plus 3 only
-----------------------
Base Death Benefit:      The greater of: purchase
                         payment(s) minus
                         proportionate withdrawal(s)
                         or contract value
-----------------------
Optional Death Benefit   Step-Up
(for an additional
cost),(3)
-----------------------
Living Benefits (for an  Lifetime Five
additional cost),(4)     Spousal Lifetime Five
                         Guaranteed Minimum Income
                         Benefit (GMIB) Income
                         Appreciator Benefit (IAB)
-----------------------



2 MAY OFFER LOWER INTEREST RATES FOR THE FIXED RATE OPTIONS THAN THE INTEREST RATES OFFERED IN THE CONTRACTS WITHOUT CREDIT.



3 FOR MORE INFORMATION ON THESE BENEFITS, REFER TO SECTION 4, "WHAT IS THE DEATH BENEFIT?" IN THE PROSPECTUS.



4 FOR MORE INFORMATION ON THESE BENEFITS, REFER TO SECTION 3, "WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?; SECTION 5, "WHAT IS THE LIFETIME FIVE(SM) Income Benefit?"; and Section 6, "What Is The Income Appreciator Benefit?" in the Prospectus.

--------------------------------------------------------------------------------


PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10



HYPOTHETICAL ILLUSTRATION



The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:



- An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.



-  No subsequent deposits or withdrawals are made from the contract.



- The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios and the charges that are deducted from the contract at the Separate Account level as follows:



- 0.99% average of all fund expenses (as of December 31, 2005) are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.



- The Separate Account level charges include the Insurance Charge and Administration Charge (as applicable).



   The Contract Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under an contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).

PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10

--------------------------------------------------------------------------------


0% GROSS RETURN

--------------------------------------------------------------------------------


                                                       STRATEGIC PARTNERS     STRATEGIC PARTNERS
         STRATEGIC PARTNERS     STRATEGIC PARTNERS       ANNUITY ONE 3/         ANNUITY ONE 3/
              ADVISOR                 SELECT            PLUS 3 NON BONUS         PLUS 3 BONUS
        --------------------   --------------------   --------------------   --------------------
        CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
         VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

-------------------------------------------------------------------------------------------------
1       $97,659     $97,659    $97,544     $91,415    $97,659     $91,522    $101,465    $94,148
2       $95,366     $95,366    $95,141     $90,032    $95,366     $90,244    $ 98,986    $91,866
3       $93,128     $93,128    $92,798     $88,658    $93,128     $88,971    $ 96,567    $89,641
4       $90,941     $90,941    $90,512     $87,292    $90,941     $87,703    $ 94,207    $87,470
5       $88,807     $88,807    $88,283     $85,934    $88,807     $86,442    $ 91,905    $86,171
6       $86,722     $86,722    $86,109     $84,586    $86,722     $85,187    $ 89,659    $84,879
7       $84,686     $84,686    $83,988     $83,248    $84,686     $83,939    $ 87,468    $83,594
8       $82,698     $82,698    $81,919     $81,919    $82,698     $82,698    $ 85,331    $85,331
9       $80,757     $80,757    $79,902     $79,902    $80,757     $80,757    $ 83,245    $83,245
10      $78,861     $78,861    $77,934     $77,934    $78,861     $78,861    $ 81,211    $81,211
11      $77,010     $77,010    $76,014     $76,014    $77,010     $77,010    $ 79,226    $79,226
12      $75,202     $75,202    $74,142     $74,142    $75,202     $75,202    $ 77,290    $77,290
13      $73,436     $73,436    $72,282     $72,282    $73,436     $73,436    $ 75,402    $75,402
14      $71,712     $71,712    $70,468     $70,468    $71,678     $71,678    $ 73,559    $73,559
15      $70,029     $70,029    $68,698     $68,698    $69,961     $69,961    $ 71,727    $71,727
16      $68,385     $68,385    $66,972     $66,972    $68,285     $68,285    $ 69,940    $69,940
17      $66,780     $66,780    $65,288     $65,288    $66,648     $66,648    $ 68,197    $68,197
18      $65,212     $65,212    $63,646     $63,646    $65,049     $65,049    $ 66,496    $66,496
19      $63,681     $63,681    $62,044     $62,044    $63,488     $63,488    $ 64,837    $64,837
20      $62,186     $62,186    $60,482     $60,482    $61,963     $61,963    $ 63,219    $63,219
21      $60,726     $60,726    $58,958     $58,958    $60,474     $60,474    $ 61,640    $61,640
22      $59,301     $59,301    $57,472     $57,472    $59,021     $59,021    $ 60,099    $60,099
23      $57,909     $57,909    $56,022     $56,022    $57,601     $57,601    $ 58,596    $58,596
24      $56,549     $56,549    $54,608     $54,608    $56,215     $56,215    $ 57,130    $57,130
25      $55,222     $55,222    $53,229     $53,229    $54,861     $54,861    $ 55,700    $55,700
-------------------------------------------------------------------------------------------------



Assumptions:



1. $100,000 initial investment.



2. Fund Expenses = 0.99%.



3. No optional death benefit(s) and/or optional living benefit(s) were elected.



4. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor -2.35%; Strategic Partners Select -2.46%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus -2.35%; Strategic Partners Annuity One 3/Plus 3 Bonus -2.44%.



5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

--------------------------------------------------------------------------------


PART II  STRATEGIC PARTNERS ADVISOR PROSPECTUS  SECTIONS 1-10



6% GROSS RETURN

--------------------------------------------------------------------------------


                                                       STRATEGIC PARTNERS     STRATEGIC PARTNERS
         STRATEGIC PARTNERS     STRATEGIC PARTNERS       ANNUITY ONE 3/         ANNUITY ONE 3/
              ADVISOR                 SELECT            PLUS 3 NON BONUS         PLUS 3 BONUS
        --------------------   --------------------   --------------------   --------------------
        CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
         VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

-------------------------------------------------------------------------------------------------
1       $103,502   $103,502    $103,380   $ 96,844    $103,502   $ 96,957    $107,536   $ 99,734
2       $107,136   $107,136    $106,884   $101,071    $107,136   $101,309    $111,203   $103,107
3       $110,899   $110,899    $110,506   $105,481    $110,899   $105,854    $114,994   $106,596
4       $114,793   $114,793    $114,252   $110,082    $114,793   $110,602    $118,915   $110,203
5       $118,824   $118,824    $118,124   $114,881    $118,824   $115,560    $122,970   $115,063
6       $122,997   $122,997    $122,127   $119,885    $122,997   $120,737    $127,163   $120,134
7       $127,316   $127,316    $126,267   $125,104    $127,316   $126,143    $131,499   $125,424
8       $131,787   $131,787    $130,546   $130,546    $131,787   $131,787    $135,982   $135,982
9       $136,415   $136,415    $134,971   $134,971    $136,415   $136,415    $140,619   $140,619
10      $141,205   $141,205    $139,545   $139,545    $141,205   $141,205    $145,413   $145,413
11      $146,164   $146,164    $144,275   $144,275    $146,164   $146,164    $150,371   $150,371
12      $151,297   $151,297    $149,165   $149,165    $151,297   $151,297    $155,499   $155,499
13      $156,610   $156,610    $154,220   $154,220    $156,610   $156,610    $160,800   $160,800
14      $162,109   $162,109    $159,447   $159,447    $162,109   $162,109    $166,283   $166,283
15      $167,802   $167,802    $164,851   $164,851    $167,802   $167,802    $171,953   $171,953
16      $173,694   $173,694    $170,439   $170,439    $173,694   $173,694    $177,816   $177,816
17      $179,794   $179,794    $176,215   $176,215    $179,794   $179,794    $183,879   $183,879
18      $186,108   $186,108    $182,188   $182,188    $186,108   $186,108    $190,148   $190,148
19      $192,643   $192,643    $188,363   $188,363    $192,643   $192,643    $196,632   $196,632
20      $199,408   $199,408    $194,747   $194,747    $199,408   $199,408    $203,336   $203,336
21      $206,411   $206,411    $201,347   $201,347    $206,411   $206,411    $210,269   $210,269
22      $213,659   $213,659    $208,172   $208,172    $213,659   $213,659    $217,439   $217,439
23      $221,162   $221,162    $215,227   $215,227    $221,162   $221,162    $224,853   $224,853
24      $228,928   $228,928    $222,522   $222,522    $228,928   $228,928    $232,519   $232,519
25      $236,967   $236,967    $230,064   $230,064    $236,967   $236,967    $240,447   $240,447
-------------------------------------------------------------------------------------------------



Assumptions:



1. $100,000 initial investment.



2. Fund Expenses = 0.99%.



3. No optional death benefit(s) and/or optional living benefit(s) were elected.



4. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor 3.51%; Strategic Partners Select 3.39%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus 3.51%; Strategic Partners Annuity One 3/Plus Bonus 3.41%.



5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE OF NEW JERSEY ANNUITY DESCRIBED IN PROSPECTUS ORD01008NY (05/2006).


           ---------------------------------------------------------
                               (print your name)

           ---------------------------------------------------------
                                   (address)

           ---------------------------------------------------------
                             (city/state/zip code)

                                MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                             Philadelphia, PA 19176

ORD01008NY

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2006


       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

     The Strategic Partners(SM) Advisor annuity contract (the "Contract") is an individual variable annuity contract issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.


     This statement of additional information is not a prospectus and should be read in conjunction with the Strategic Partners Advisor prospectus, dated May 1, 2006. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.


                               TABLE OF CONTENTS


                                                             PAGE
                                                             ----
COMPANY.....................................................   2
EXPERTS.....................................................   2
PRINCIPAL UNDERWRITER.......................................   2
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS...............   2
ALLOCATION OF INITIAL PURCHASE PAYMENT......................   3
DETERMINATION OF ACCUMULATION UNIT VALUES...................   4
FEDERAL TAX STATUS..........................................  13
FINANCIAL STATEMENTS........................................  13
SEPARATE ACCOUNT FINANCIAL INFORMATION......................  A1
COMPANY FINANCIAL INFORMATION...............................  B1


        PRUCO LIFE INSURANCE COMPANY                 PRUDENTIAL ANNUITY SERVICE CENTER
                OF NEW JERSEY                                  P.O. BOX 7960
            213 WASHINGTON STREET                    PHILADELPHIA, PENNSYLVANIA 19176
            NEWARK, NJ 07102-2992                       TELEPHONE: (888) PRU-2888V

STRATEGIC PARTNERS(SM) is a service mark of The Prudential Insurance Company of America.

ORD01008NYB ED.  05/01/2006

                                    COMPANY


     Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized September 17, 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.


     Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded on October 13, 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS


     The financial statements of Pruco Life of New Jersey as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 and the financial statements of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2005 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.


                             PRINCIPAL UNDERWRITER

     Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.


     During 2005, 2004 and 2003, $ -0-, $77,209 (includes amount paid for Discovery Choice variable annuity), and $77,113 (includes amount paid for Discovery Choice variable annuity), respectively, was paid to PIMS for its services as principal underwriter. During 2005, 2004 and 2003, PIMS retained none of those commissions.


     As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS


     In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the Contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each contract's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the Contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We or PIMS also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by the NASD rules and other applicable laws and regulations,

PIMS may pay or allow other promotional incentives or payments in the forms of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

     The list below identifies three general types of payments that PIMS pays which are broadly defined as follows:


     - Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated broker-dealers).



     - Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm (or its affiliated broker-dealers).


     - Fixed Payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker-dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.


     The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of May 1, 2006) received payment of more than $10,000 with respect to annuity business during the last calendar year. The firms listed below include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.


NAME OF FIRM:

Citigroup Global Markets, Inc.


FSC Securities Corporation (part of the AIG selling network)*


Merrill Lynch


Royal Alliance Associates, Inc. (part of the AIG selling network)*


SunAmerica Securities, Inc. (part of the AIG selling network)*


UBS Financial Services


Wachovia Securities, LLC*

------------------------
* Also includes payments in connection with products issued by American Skandia Life Assurance Corporation, a Prudential Financial affiliate.


                     ALLOCATION OF INITIAL PURCHASE PAYMENT


     As discussed in the prospectus, we generally will credit the initial purchase payment to your Contract within two business days from the day on which we receive your payment at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. When we receive the minimum initial purchase payment and any other "good order" information that we need, we will thereafter allocate your purchase payment in the manner that you have specified.

                   DETERMINATION OF ACCUMULATION UNIT VALUES


     The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. (See "What Are The Expenses Associated With the Strategic Partners Advisor Contract?" and "Calculating Contract Value" in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund (the "Series Fund") or other funds held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.



     As we have indicated in the prospectus, Strategic Partners Advisor is a contract that allows you to select or decline benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such contract feature. In the prospectus, we depict the unit value corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2005. Here, we set out unit values corresponding to the remaining unit values.

                           STRATEGIC PARTNERS ADVISOR



ACCUMULATION UNIT VALUES: ENHANCED DEATH BENEFIT (1.65)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.87797        $ 0.58985            67,876
  1/1/2003 to 12/31/2003                                      $ 0.58985        $ 0.75580            69,912
  1/1/2004 to 12/31/2004                                      $ 0.75580        $ 0.81522            71,220
  1/1/2005 to 12/31/2005                                      $ 0.81522        $ 0.91880           117,711
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                     $ 0.97748        $ 0.77984            10,910
  1/1/2003 to 12/31/2003                                      $ 0.77984        $ 1.01001            13,356
  1/1/2004 to 12/31/2004                                      $ 1.01001        $ 1.09231            14,224
  1/1/2005 to 12/31/2005                                      $ 1.09231        $ 1.19784            25,359
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.85040        $ 0.61757             5,491
  1/1/2003 to 12/31/2003                                      $ 0.61757        $ 0.81447             5,487
  1/1/2004 to 12/31/2004                                      $ 0.81447        $ 0.87812             6,015
  1/1/2005 to 12/31/2005                                      $ 0.87812        $ 1.00264             5,588
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 1.01106        $ 1.00991           226,582
  1/1/2003 to 12/31/2003                                      $ 1.00991        $ 1.00201            49,796
  1/1/2004 to 12/31/2004                                      $ 1.00201        $ 0.99592            76,579
  1/1/2005 to 12/31/2005                                      $ 0.99592        $ 1.00815           109,760
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.91658        $ 0.69160            64,561
  1/1/2003 to 12/31/2003                                      $ 0.69160        $ 0.87215            60,168
  1/1/2004 to 12/31/2004                                      $ 0.87215        $ 0.94766            95,918
  1/1/2005 to 12/31/2005                                      $ 0.94766        $ 0.97456           147,652
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                     $ 0.97744        $ 0.79168            18,485
  1/1/2003 to 12/31/2003                                      $ 0.79168        $ 0.99748            17,579
  1/1/2004 to 12/31/2004                                      $ 0.99748        $ 1.14140            17,875
  1/1/2005 to 12/31/2005                                      $ 1.14140        $ 1.31000            65,549
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.87505        $ 0.66583                 0
  1/1/2003 to 12/31/2003                                      $ 0.66583        $ 0.86970                 0
  1/1/2004 to 12/31/2004                                      $ 0.86970        $ 0.98190                 0
  1/1/2005 to 12/31/2005                                      $ 0.98190        $ 1.06727                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.87871        $ 0.67933            11,864
  1/1/2003 to 12/31/2003                                      $ 0.67933        $ 0.84547            11,797
  1/1/2004 to 12/31/2004                                      $ 0.84547        $ 0.93036            12,065
  1/1/2005 to 4/29/2005                                       $ 0.93036        $ 0.85837                 0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.85616        $ 0.70041            32,523
  1/1/2003 to 12/31/2003                                      $ 0.70041        $ 0.85233            41,068
  1/1/2004 to 12/31/2004                                      $ 0.85233        $ 0.91212            39,133
  1/1/2005 to 12/31/2005                                      $ 0.91212        $ 0.93893            25,806
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.95294        $ 0.82361           270,438
  1/1/2003 to 12/31/2003                                      $ 0.82361        $ 0.99552           334,328
  1/1/2004 to 12/31/2004                                      $ 0.99552        $ 1.08795           404,474
  1/1/2005 to 12/31/2005                                      $ 1.08795        $ 1.15165           593,658
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.98771        $ 0.91013           270,414
  1/1/2003 to 12/31/2003                                      $ 0.91013        $ 1.04299           422,328
  1/1/2004 to 12/31/2004                                      $ 1.04299        $ 1.11728           468,077
  1/1/2005 to 12/31/2005                                      $ 1.11728        $ 1.16409           339,281



---------------



* Date that the annuity was first offered.

                           STRATEGIC PARTNERS ADVISOR

ACCUMULATION UNIT VALUES (CONTINUED): ENHANCED DEATH BENEFIT (1.65)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.92152        $ 0.76193           188,234
  1/1/2003 to 12/31/2003                                      $ 0.76193        $ 0.97001           182,008
  1/1/2004 to 12/31/2004                                      $ 0.97001        $ 1.07378           178,769
  1/1/2005 to 12/31/2005                                      $ 1.07378        $ 1.15693           184,975
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.91454        $ 0.73921            75,816
  1/1/2003 to 12/31/2003                                      $ 0.73921        $ 0.93282            75,741
  1/1/2004 to 12/31/2004                                      $ 0.93282        $ 1.03748            71,133
  1/1/2005 to 12/31/2005                                      $ 1.03748        $ 1.11489            65,149
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.93188        $ 0.75888            59,942
  1/1/2003 to 12/31/2003                                      $ 0.75888        $ 0.94638            56,229
  1/1/2004 to 12/31/2004                                      $ 0.94638        $ 1.09631            57,883
  1/1/2005 to 12/31/2005                                      $ 1.09631        $ 1.15025            50,799
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.84922        $ 0.68934            43,747
  1/1/2003 to 12/31/2003                                      $ 0.68934        $ 0.86374            45,425
  1/1/2004 to 12/31/2004                                      $ 0.86374        $ 0.98405            66,982
  1/1/2005 to 12/31/2005                                      $ 0.98405        $ 1.10133            92,954
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.82399        $ 0.56772                 0
  1/1/2003 to 12/31/2003                                      $ 0.56772        $ 0.70827                 0
  1/1/2004 to 12/31/2004                                      $ 0.70827        $ 0.78313                 0
  1/1/2005 to 4/29/2005                                       $ 0.78313        $ 0.73129                 0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.81066        $ 0.42993            59,465
  1/1/2003 to 12/31/2003                                      $ 0.42993        $ 0.59257            60,744
  1/1/2004 to 12/31/2004                                      $ 0.59257        $ 0.69683            88,982
  1/1/2005 to 12/31/2005                                      $ 0.69683        $ 0.72152           158,107
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 1.01922        $ 0.99726            80,765
  1/1/2003 to 12/31/2003                                      $ 0.99726        $ 1.20090            83,151
  1/1/2004 to 12/31/2004                                      $ 1.20090        $ 1.29163           124,918
  1/1/2005 to 12/31/2005                                      $ 1.29163        $ 1.32185           165,649
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 1.04298        $ 1.11848           230,036
  1/1/2003 to 12/31/2003                                      $ 1.11848        $ 1.16478           216,558
  1/1/2004 to 12/31/2004                                      $ 1.16478        $ 1.20647           298,939
  1/1/2005 to 12/31/2005                                      $ 1.20647        $ 1.21553           448,774
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.87505        $ 0.58312            26,260
  1/1/2003 to 12/31/2003                                      $ 0.58312        $ 0.81508            28,491
  1/1/2004 to 12/31/2004                                      $ 0.81508        $ 0.97333            24,077
  1/1/2005 to 12/31/2005                                      $ 0.97333        $ 1.12781            28,085
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.93568        $ 0.63480            12,168
  1/1/2003 to 12/31/2003                                      $ 0.63480        $ 0.84132            13,164
  1/1/2004 to 12/31/2004                                      $ 0.84132        $ 0.81999            17,781
  1/1/2005 to 12/31/2005                                      $ 0.81999        $ 0.82667            16,606



---------------


* Date that the annuity was first offered.

                           STRATEGIC PARTNERS ADVISOR

ACCUMULATION UNIT VALUES (CONTINUED): ENHANCED DEATH BENEFIT (1.65)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  1/7/2002 to 12/31/2002                                      $ 1.00885        $ 0.84333           121,366
  1/1/2003 to 12/31/2003                                      $ 0.84333        $ 1.10432           121,561
  1/1/2004 to 12/31/2004                                      $ 1.10432        $ 1.31115           130,103
  1/1/2005 to 12/31/2005                                      $ 1.31115        $ 1.34936           154,275
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.86058        $ 0.62920            36,444
  1/1/2003 to 12/31/2003                                      $ 0.62920        $ 0.77911            39,031
  1/1/2004 to 12/31/2004                                      $ 0.77911        $ 0.84757            37,723
  1/1/2005 to 12/31/2005                                      $ 0.84757        $ 0.96012            41,927
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.88424        $ 0.59628            26,539
  1/1/2003 to 12/31/2003                                      $ 0.59628        $ 0.72653            30,519
  1/1/2004 to 12/31/2004                                      $ 0.72653        $ 0.75829            31,266
  1/1/2005 to 12/31/2005                                      $ 0.75829        $ 0.86903            19,993
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.85260        $ 0.46843                 0
  1/1/2003 to 12/31/2003                                      $ 0.46843        $ 0.65610                 0
  1/1/2004 to 12/31/2004                                      $ 0.65610        $ 0.64555             8,205
  1/1/2005 to 4/29/2005                                       $ 0.64555        $ 0.57617                 0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.75876        $ 0.56880            34,791
  1/1/2003 to 12/31/2003                                      $ 0.56880        $ 0.78103            38,451
  1/1/2004 to 12/31/2004                                      $ 0.78103        $ 0.89547            53,880
  1/1/2005 to 12/31/2005                                      $ 0.89547        $ 1.02528            43,507
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99865        $ 9.99741                 0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                   $10.09317        $11.68298                 0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.07950        $10.31179                 0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.05461        $10.26647                 0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                   $10.04988        $11.29641                 0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04968        $10.40108                 0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.06637        $10.33364                 0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04182        $10.31658                 0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99865        $10.01742                 0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99865        $10.00743             8,531
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.14689        $12.01771                 0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99865        $10.02740                 0



---------------



 * Date that the annuity was first offered.


** Date that the fund first became available within this annuity.

                           STRATEGIC PARTNERS ADVISOR

ACCUMULATION UNIT VALUES (CONTINUED): ENHANCED DEATH BENEFIT (1.65)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.08471        $10.71543                 0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.01112        $10.31218                 0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04549        $10.01768                 0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99865        $10.95883                 0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.01521        $10.62366                 0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.03282        $10.75949                 0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99865        $10.57900               110
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.97660        $ 9.85860                 0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.91368        $10.65333                 0
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.07706        $10.55706                 0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99865        $ 9.94996               921
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.12604        $10.90350                 0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.96606        $10.47792                 0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.03673        $10.75959                 0
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.06483        $10.35312                 0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.05555        $11.33624               575
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.02176        $10.88522               582
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99865        $10.05726             6,719
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99865        $10.03737                 0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04846        $10.64701                 0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.02847        $10.35564                 0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.94919        $ 9.44958                 0
----------------------------------------------------------------------------------------------------------------


** DATE THAT THE FUND FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.

                           STRATEGIC PARTNERS ADVISOR

ACCUMULATION UNIT VALUES (CONTINUED): ENHANCED DEATH BENEFIT (1.65)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.00265        $11.73902             2,328
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.88082        $12.06187             1,259
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  1/7/2002* to 12/31/2002                                     $ 0.79693        $ 0.56404                 0
  1/1/2003 to 12/31/2003                                      $ 0.56404        $ 0.72968                 0
  1/1/2004 to 12/31/2004                                      $ 0.72968        $ 0.74799                 0
  1/1/2005 to 12/31/2005                                      $ 0.74799        $ 0.76537                 0
----------------------------------------------------------------------------------------------------------------



---------------



 * Date that the annuity was first offered.


** Date that the fund first became available within this annuity.

                           STRATEGIC PARTNERS ADVISOR



ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE (2.00)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06177        $11.78772                 0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04815        $11.07519                 0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98632        $11.31248                 0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00024        $10.08772                 0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05629        $10.35788                 0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03765        $11.23352                 0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03204        $10.95894                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.06899        $ 9.48565                 0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02533        $10.21401                 0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01729        $10.65024            47,884
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00734        $10.47908                 0
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02525        $10.60473                 0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02917        $10.81701            16,918
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07596        $10.45971                 0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91235        $10.64312                 0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.05618        $ 9.60596                 0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02845        $10.67070                 0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98911        $10.11520                 0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99837        $10.14640                 0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03597        $11.72183                 0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03058        $10.49152                 0
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05747        $10.48505                 0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07379        $11.96474                 0



---------------



*** Date that the fund and/or the benefit first became available within this annuity.

                           STRATEGIC PARTNERS ADVISOR


ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT, LIFETIME FIVE (2.00)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03032        $12.10593                 0
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.04332        $ 9.59243                 0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.92653        $11.27341                 0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99837        $ 9.99478                 0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.09289        $11.71227                 0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07921        $10.28329                 0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05432        $10.23808                 0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.04960        $11.32469                 0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04939        $10.37238                 0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06609        $10.30508                 0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04154        $10.28803                 0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99837        $10.01475               999
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99837        $10.00476                 0
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.14661        $11.98449                 0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99837        $10.02475            12,820
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.08443        $10.68583                 0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01084        $10.28365                 0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04521        $ 9.98999                 0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99837        $10.92849                 0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01493        $10.59416                 0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03254        $10.72971                 0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99837        $10.54976                 0
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.97632        $ 9.83138                 0



---------------



*** Date that the fund and/or the benefit first became available within this annuity.

                           STRATEGIC PARTNERS ADVISOR


ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT, LIFETIME FIVE (2.00)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91340        $10.62393                 0
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07678        $10.52787                 0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99837        $ 9.92247                 0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.12576        $10.87333                 0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.96577        $10.44900                 0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03644        $10.72987                 0
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06454        $10.32446                 0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05527        $11.30484                 0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02148        $10.85515                 0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99837        $10.02962                 0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99837        $10.03474                 0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04818        $10.61759                 0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02819        $10.32700                 0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.94891        $ 9.42345                 0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00237        $11.70665                 0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.88054        $12.02867                 0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04431        $10.36746                 0



---------------



*** Date that the fund and/or the benefit first became available within this annuity.

                               FEDERAL TAX STATUS

OTHER TAX RULES

     1.  DIVERSIFICATION

     The Internal Revenue Code provides that the underlying investments for the variable investment options must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. We believe the portfolios underlying the variable investment options for the Contract meet these diversification requirements.

     2.  INVESTOR CONTROL

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, or in response to other changes in tax laws or regulations, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

     3.  ENTITY OWNERS

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

     4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982

     If your Contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the Contract. Generally, withdrawals are treated as a recovery of your investment in the Contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

     5.  GENERATION-SKIPPING TRANSFERS

     If you transfer your Contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

                              FINANCIAL STATEMENTS

     The following financial statements describe the financial condition of Pruco Life of New Jersey as well as the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The Pruco Life of New Jersey Flexible Premium Variable Annuity Account includes subaccounts that support the Strategic Partners Advisor contract, as well as subaccounts supporting other variable annuities issued by Pruco Life of New Jersey.

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 2005


                                                                                 SUBACCOUNTS
                                         ------------------------------------------------------------------------------------------

                                          PRUDENTIAL       PRUDENTIAL                                               PRUDENTIAL HIGH
                                         MONEY MARKET   DIVERSIFIED BOND    PRUDENTIAL EQUITY    PRUDENTIAL VALUE      YIELD BOND
                                          PORTFOLIO         PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                         ------------   ----------------    -----------------    ----------------   ---------------
ASSETS
 Investment in the portfolios, at
  value..............................    $18,537,757       $45,523,948         $42,334,034         $45,457,116        $22,970,996
                                         -----------       -----------         -----------         -----------        -----------
 Net Assets..........................    $18,537,757       $45,523,948         $42,334,034         $45,457,116        $22,970,996
                                         ===========       ===========         ===========         ===========        ===========

NET ASSETS, representing:
 Accumulation units..................    $18,537,757       $45,523,948         $42,334,034         $45,457,116        $22,970,996
                                         -----------       -----------         -----------         -----------        -----------
                                         $18,537,757       $45,523,948         $42,334,034         $45,457,116        $22,970,996
                                         ===========       ===========         ===========         ===========        ===========

 Units outstanding...................     16,041,468        28,661,454          23,618,562          20,451,192         15,050,813
                                         ===========       ===========         ===========         ===========        ===========

 Portfolio shares held...............      1,853,776         4,153,645           1,718,102           1,980,702          4,392,160
 Portfolio net asset value per share.    $     10.00       $     10.96         $     24.64         $     22.95        $      5.23
 Investment in portfolio shares, at
  cost...............................    $18,537,757       $46,142,076         $47,254,767         $40,485,342        $27,915,590


STATEMENTS OF OPERATIONS
For the period ended December 31, 2005
                                                                                 SUBACCOUNTS
                                         ------------------------------------------------------------------------------------------

                                          PRUDENTIAL       PRUDENTIAL                                               PRUDENTIAL HIGH
                                         MONEY MARKET   DIVERSIFIED BOND    PRUDENTIAL EQUITY    PRUDENTIAL VALUE      YIELD BOND
                                          PORTFOLIO         PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                         ------------   ----------------    -----------------    ----------------   ---------------
INVESTMENT INCOME
 Dividend income.....................    $   582,176       $ 2,548,906         $   396,321         $   586,928        $ 1,664,295
                                         -----------       -----------         -----------         -----------        -----------

EXPENSES
 Charges to contract owners for
  assuming mortality risk and expense
  risk and for administration........        299,874           674,409             578,246             596,798            341,839
                                         -----------       -----------         -----------         -----------        -----------

NET INVESTMENT INCOME (LOSS).........        282,302         1,874,497            (181,925)             (9,870)         1,322,456
                                         -----------       -----------         -----------         -----------        -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
 Capital gains distributions received              0           361,013                   0                   0                  0
 Realized gain (loss) on shares
  redeemed...........................              0            21,898          (1,399,206)            138,663         (1,047,317)
 Net change in unrealized gain (loss)
  on investments.....................              0        (1,367,906)          5,514,800           5,877,230            175,745
                                         -----------       -----------         -----------         -----------        -----------

NET GAIN (LOSS) ON INVESTMENTS.......              0          (984,995)          4,115,594           6,015,893           (871,572)
                                         -----------       -----------         -----------         -----------        -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........    $   282,302       $   889,502         $ 3,933,669         $ 6,006,023        $   450,884
                                         ===========       ===========         ===========         ===========        ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A1


                                                        SUBACCOUNTS (CONTINUED)
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PREMIER VIT
 PRUDENTIAL                        PRUDENTIAL    PRUDENTIAL SMALL     T. ROWE PRICE     T. ROWE PRICE      OPCAP       PREMIER VIT
 STOCK INDEX      PRUDENTIAL        JENNISON      CAPITALIZATION      INTERNATIONAL     EQUITY STOCK      MANAGED      OPCAP SMALL
  PORTFOLIO    GLOBAL PORTFOLIO     PORTFOLIO     STOCK PORTFOLIO    STOCK PORTFOLIO      PORTFOLIO      PORTFOLIO    CAP PORTFOLIO
 -----------   ----------------    -----------   ----------------    ---------------    -------------   -----------   -------------

 $54,609,307      $11,330,714      $51,212,800      $10,791,035         $3,683,590       $14,902,684    $15,748,391    $ 9,205,602
 -----------      -----------      -----------      -----------         ----------       -----------    -----------    -----------
 $54,609,307      $11,330,714      $51,212,800      $10,791,035         $3,683,590       $14,902,684    $15,748,391    $ 9,205,602
 ===========      ===========      ===========      ===========         ==========       ===========    ===========    ===========


 $54,609,307      $11,330,714      $51,212,800      $10,791,035         $3,683,590       $14,902,684    $15,748,391    $ 9,205,602
 -----------      -----------      -----------      -----------         ----------       -----------    -----------    -----------
 $54,609,307      $11,330,714      $51,212,800      $10,791,035         $3,683,590       $14,902,684    $15,748,391    $ 9,205,602
 ===========      ===========      ===========      ===========         ==========       ===========    ===========    ===========

  32,972,150        7,149,745       29,303,323        4,605,545          2,806,669         7,461,455     10,029,885      4,416,125
 ===========      ===========      ===========      ===========         ==========       ===========    ===========    ===========

   1,738,596          597,611        2,466,898          504,726            240,600           683,923        365,562        294,297
 $     31.41      $     18.96      $     20.76      $     21.38         $    15.31       $     21.79    $     43.08    $     31.28
 $57,694,521      $11,463,493      $56,724,718      $ 8,130,716         $3,214,556       $13,154,895    $15,100,479    $ 7,848,260





                                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PREMIER VIT
PRUDENTIAL                        PRUDENTIAL    PRUDENTIAL SMALL     T. ROWE PRICE     T. ROWE PRICE      OPCAP       PREMIER VIT
STOCK INDEX      PRUDENTIAL        JENNISON      CAPITALIZATION      INTERNATIONAL     EQUITY STOCK      MANAGED      OPCAP SMALL
 PORTFOLIO    GLOBAL PORTFOLIO     PORTFOLIO     STOCK PORTFOLIO    STOCK PORTFOLIO      PORTFOLIO      PORTFOLIO    CAP PORTFOLIO
-----------   ----------------    -----------   ----------------    ---------------    -------------   -----------   -------------

$   815,512      $    61,727      $    49,773      $    63,772         $   54,453       $   241,524    $   198,745    $         0
-----------      -----------      -----------      -----------         ----------       -----------    -----------    -----------



    778,880          147,454          695,751          150,562             46,706           217,302        227,586        131,725
-----------      -----------      -----------      -----------         ----------       -----------    -----------    -----------

     36,632          (85,727)        (645,978)         (86,790)             7,747            24,222        (28,841)      (131,725)
-----------      -----------      -----------      -----------         ----------       -----------    -----------    -----------



  1,384,001                0                0          646,397             11,838           718,321        537,154      1,387,146
   (760,772)        (224,727)      (2,167,386)         394,590             12,507           347,407         41,141        204,927
    951,050        1,741,992        8,801,672         (355,178)           429,941          (716,807)        56,323     (1,699,822)
-----------      -----------      -----------      -----------         ----------       -----------    -----------    -----------

  1,574,279        1,517,265        6,634,286          685,809            454,286           348,921        634,618       (107,749)
-----------      -----------      -----------      -----------         ----------       -----------    -----------    -----------


$ 1,610,911      $ 1,431,538      $ 5,988,308      $   599,019         $  462,033       $   373,143    $   605,777    $  (239,474)
===========      ===========      ===========      ===========         ==========       ===========    ===========    ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A2

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 2005


                                                                                   SUBACCOUNTS
                                              -------------------------------------------------------------------------------------
                                                                                   JANUS ASPEN
                                                                                    LARGE CAP
                                                                                     GROWTH -        JANUS ASPEN        MFS VIT -
                                              AIM V.I. CORE   AIM V.I. PREMIER    INSTITUTIONAL     INTERNATIONAL     RESEARCH BOND
                                               EQUITY FUND       EQUITY FUND          SHARES       GROWTH PORTFOLIO       SERIES
                                              -------------   ----------------    -------------    ----------------   -------------
ASSETS
 Investment in the portfolios, at value...     $7,966,911        $12,652,405       $12,497,178       $18,433,587        $3,874,154
                                               ----------        -----------       -----------       -----------        ----------
 Net Assets...............................     $7,966,911        $12,652,405       $12,497,178       $18,433,587        $3,874,154
                                               ==========        ===========       ===========       ===========        ==========

NET ASSETS, representing:
 Accumulation units.......................     $7,966,911        $12,652,405       $12,497,178       $18,433,587        $3,874,154
                                               ----------        -----------       -----------       -----------        ----------
                                               $7,966,911        $12,652,405       $12,497,178       $18,433,587        $3,874,154
                                               ==========        ===========       ===========       ===========        ==========

 Units outstanding........................      5,087,410          8,898,082         8,703,049         7,749,435         2,641,273
                                               ==========        ===========       ===========       ===========        ==========

 Portfolio shares held....................        339,740            566,864           599,098           518,672           236,085
 Portfolio net asset value per share......     $    23.45        $     22.32       $     20.86       $     35.54        $    16.41
 Investment in portfolio shares, at cost..     $7,948,972        $15,334,545       $15,874,932       $13,598,616        $4,171,541

STATEMENTS OF OPERATIONS
For the period ended December 31, 2005
                                                                                   SUBACCOUNTS
                                              -------------------------------------------------------------------------------------
                                                                                   JANUS ASPEN
                                                                                    LARGE CAP
                                                                                    GROWTH --        JANUS ASPEN        MFS VIT --
                                              AIM V.I. CORE   AIM V.I. PREMIER    INSTITUTIONAL     INTERNATIONAL     RESEARCH BOND
                                               EQUITY FUND       EQUITY FUND          SHARES       GROWTH PORTFOLIO       SERIES
                                              -------------   ----------------    -------------    ----------------   -------------
INVESTMENT INCOME
 Dividend income..........................     $  119,332        $   105,339       $    42,931       $   199,873        $   20,170
                                               ----------        -----------       -----------       -----------        ----------

EXPENSES
 Charges to contract owners for assuming
 mortality risk
   and expense risk and for administration        114,537            182,871           179,531           232,381            56,688
                                               ----------        -----------       -----------       -----------        ----------

NET INVESTMENT INCOME (LOSS)..............          4,795            (77,532)         (136,600)          (32,508)          (36,518)
                                               ----------        -----------       -----------       -----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Capital gains distributions received.....              0                  0                 0                 0                 0
 Realized gain (loss) on shares redeemed..        (36,804)          (667,638)         (795,210)          400,973          (116,046)
 Net change in unrealized gain (loss) on
 investments..............................        329,661          1,250,944         1,244,788         4,171,867           394,138
                                               ----------        -----------       -----------       -----------        ----------

NET GAIN (LOSS) ON INVESTMENTS............        292,857            583,306           449,578         4,572,840           278,092
                                               ----------        -----------       -----------       -----------        ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS................     $  297,652        $   505,774       $   312,978       $ 4,540,332        $  241,574
                                               ==========        ===========       ===========       ===========        ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A3


                                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   PRUDENTIAL
                                                                                  DIVERSIFIED
                CREDIT SUISSE     AMERICAN    FRANKLIN SMALL-       PRUDENTIAL    CONSERVATIVE
MFS EMERGING     TRUST GLOBAL    CENTURY VP    MID CAP GROWTH     JENNISON 20/20     GROWTH                        ALLIANCEBERNSTEIN
GROWTH SERIES     SMALL CAP      VALUE FUND      SECURITIES      FOCUS PORTFOLIO   PORTFOLIO     DAVIS VALUE FUND   LARGE CAP GROWTH
-------------   -------------    ----------   ---------------    ---------------  ------------   ----------------  -----------------

 $11,820,602      $2,700,846     $5,766,369      $5,456,311         $6,938,915     $8,512,501       $6,001,448         $1,012,293
 -----------      ----------     ----------      ----------         ----------     ----------       ----------         ----------
 $11,820,602      $2,700,846     $5,766,369      $5,456,311         $6,938,915     $8,512,501       $6,001,448         $1,012,293
 ===========      ==========     ==========      ==========         ==========     ==========       ==========         ==========


 $11,820,602      $2,700,846     $5,766,369      $5,456,311         $6,938,915     $8,512,501       $6,001,448         $1,012,293
 -----------      ----------     ----------      ----------         ----------     ----------       ----------         ----------
 $11,820,602      $2,700,846     $5,766,369      $5,456,311         $6,938,915     $8,512,501       $6,001,448         $1,012,293
 ===========      ==========     ==========      ==========         ==========     ==========       ==========         ==========

   8,519,032       2,101,703      3,039,057       3,461,589          4,824,712      6,305,042        5,418,559          1,549,023
 ===========      ==========     ==========      ==========         ==========     ==========       ==========         ==========

     617,909         208,560        703,216         267,992            462,594        729,435          469,965             38,128
 $     19.13      $    12.95     $     8.20      $    20.36         $    15.00     $    11.67       $    12.77         $    26.55
 $14,590,329      $2,928,721     $4,816,044      $5,684,162         $5,598,007     $9,785,214       $4,845,719         $1,155,615



                                                      SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   PRUDENTIAL
                                                                                  DIVERSIFIED
                CREDIT SUISSE     AMERICAN    FRANKLIN SMALL-     PRUDENTIAL      CONSERVATIVE
MFS EMERGING     TRUST GLOBAL    CENTURY VP    MID CAP GROWTH   JENNISON 20/20       GROWTH                       ALLIANCEBERNSTEIN
GROWTH SERIES     SMALL CAP      VALUE FUND      SECURITIES    FOCUS PORTFOLIO     PORTFOLIO    DAVIS VALUE FUND   LARGE CAP GROWTH
-------------   -------------    ----------   ---------------  ---------------    ------------  ----------------  -----------------

 $         0      $        0     $   54,737      $        0       $   15,986       $  260,005      $   57,387         $        0
 -----------      ----------     ----------      ----------       ----------       ----------      ----------         ----------



     164,271          36,315         83,474          78,662           87,458          119,854          83,508             12,582
 -----------      ----------     ----------      ----------       ----------       ----------      ----------         ----------

    (164,271)        (36,315)       (28,737)        (78,662)         (71,472)         140,151         (26,121)           (12,582)
 -----------      ----------     ----------      ----------       ----------       ----------      ----------         ----------



           0               0        633,327               0                0                0               0                  0
    (747,580)       (115,107)       194,470        (121,230)         103,776         (376,765)        146,241            (39,590)
   1,744,384         501,161       (595,826)        356,516        1,116,878          701,045         333,759            167,104
 -----------      ----------     ----------      ----------       ----------       ----------      ----------         ----------

     996,804         386,054        231,971         235,286        1,220,654          324,280         480,000            127,514
 -----------      ----------     ----------      ----------       ----------       ----------      ----------         ----------


 $   832,533      $  349,739     $  203,234      $  156,624       $1,149,182       $  464,431      $  453,879         $  114,932
 ===========      ==========     ==========      ==========       ==========       ==========      ==========         ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A4

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 2005


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                            PRUDENTIAL SP
                                            T.ROWE PRICE
                                              LARGE CAP     PRUDENTIAL SP     PRUDENTIAL SP      PRUDENTIAL SP       PRUDENTIAL SP
                                               GROWTH        DAVIS VALUE     SMALL-CAP VALUE       SMALL CAP          PIMCO TOTAL
                                              PORTFOLIO       PORTFOLIO         PORTFOLIO       GROWTH PORTFOLIO   RETURN PORTFOLIO
                                            -------------   -------------    ---------------    ----------------   ----------------
ASSETS
 Investment in the portfolios, at value.     $3,004,337      $14,917,849       $18,843,658         $2,663,579         $43,643,151
                                             ----------      -----------       -----------         ----------         -----------
 Net Assets.............................     $3,004,337      $14,917,849       $18,843,658         $2,663,579         $43,643,151
                                             ==========      ===========       ===========         ==========         ===========

NET ASSETS, representing:
 Accumulation units.....................     $3,004,337      $14,917,849       $18,843,658         $2,663,579         $43,643,151
                                             ----------      -----------       -----------         ----------         -----------
                                             $3,004,337      $14,917,849       $18,843,658         $2,663,579         $43,643,151
                                             ==========      ===========       ===========         ==========         ===========

 Units outstanding......................      2,695,649       11,153,907        12,327,803          2,652,792          37,150,288
                                             ==========      ===========       ===========         ==========         ===========

 Portfolio shares held..................        389,668        1,396,802         1,320,509            402,353           3,893,234
 Portfolio net asset value per share....     $     7.71      $     10.68       $     14.27         $     6.62         $     11.21
 Investment in portfolio shares, at cost     $2,394,218      $13,150,982       $17,029,857         $2,465,074         $44,173,287

STATEMENTS OF OPERATIONS
For the period ended December 31, 2005
                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                            PRUDENTIAL SP
                                            T.ROWE PRICE
                                              LARGE CAP     PRUDENTIAL SP     PRUDENTIAL SP      PRUDENTIAL SP       PRUDENTIAL SP
                                               GROWTH        DAVIS VALUE     SMALL-CAP VALUE       SMALL CAP          PIMCO TOTAL
                                              PORTFOLIO       PORTFOLIO         PORTFOLIO       GROWTH PORTFOLIO   RETURN PORTFOLIO
                                            -------------   -------------    ---------------    ----------------   ----------------
INVESTMENT INCOME
 Dividend income........................     $        0      $   113,591       $    86,056         $        0         $ 1,937,742
                                             ----------      -----------       -----------         ----------         -----------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and
  for administration....................         41,319          207,162           262,143             37,892             614,243
                                             ----------      -----------       -----------         ----------         -----------

NET INVESTMENT INCOME (LOSS)............        (41,319)         (93,571)         (176,087)           (37,892)          1,323,499
                                             ----------      -----------       -----------         ----------         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Capital gains distributions received....              0        1,236,863         1,893,290                  0             665,637
Realized gain (loss) on shares redeemed.         42,615           87,433           159,233              7,203              19,330
Net change in unrealized gain (loss) on
  investments...........................        392,629         (170,049)       (1,266,904)            68,409          (1,677,802)
                                             ----------      -----------       -----------         ----------         -----------

NET GAIN (LOSS) ON INVESTMENTS..........        435,244        1,154,247           785,619             75,612            (992,835)
                                             ----------      -----------       -----------         ----------         -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     $  393,925      $ 1,060,676       $   609,532         $   37,720         $   330,664
                                             ==========      ===========       ===========         ==========         ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A5



                                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        PRUDENTIAL SP                                  PRUDENTIAL SP
                      JANUS ASPEN                                         STRATEGIC                     SP PRUDENTIAL   CONSERVATIVE
 PRUDENTIAL SP         LARGE CAP      PRUDENTIAL SP    PRUDENTIAL SP      PARTNERS     PRUDENTIAL SP    U.S. EMERGING      ASSET
  PIMCO HIGH      GROWTH PORTFOLIO - LARGE CAP VALUE  AIM CORE EQUITY  FOCUSED GROWTH  MID CAP GROWTH       GROWTH       ALLOCATION
YIELD PORTFOLIO     SERVICE SHARES      PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
---------------   ------------------ ---------------  ---------------  --------------  --------------   -------------  -------------

  $15,322,010         $1,739,414       $6,499,939        $1,557,612      $1,895,194      $6,978,673       $9,620,239    $27,938,257
  -----------         ----------       ----------        ----------      ----------      ----------       ----------    -----------
  $15,322,010         $1,739,414       $6,499,939        $1,557,612      $1,895,194      $6,978,673       $9,620,239    $27,938,257
  ===========         ==========       ==========        ==========      ==========      ==========       ==========    ===========


  $15,322,010         $1,739,414       $6,499,939        $1,557,612      $1,895,194      $6,978,673       $9,620,239    $27,938,257
  -----------         ----------       ----------        ----------      ----------      ----------       ----------    -----------
  $15,322,010         $1,739,414       $6,499,939        $1,557,612      $1,895,194      $6,978,673       $9,620,239    $27,938,257
  ===========         ==========       ==========        ==========      ==========      ==========       ==========    ===========

   11,537,641          1,560,801        4,963,360         1,617,861       1,649,479       6,187,578        6,567,046     21,038,883
  ===========         ==========       ==========        ==========      ==========      ==========       ==========    ===========

    1,494,830             84,356          546,213           204,411         234,844         967,916        1,222,394      2,476,796
  $     10.25         $    20.62       $    11.90        $     7.62      $     8.07      $     7.21       $     7.87    $     11.28
  $15,341,172         $1,573,081       $5,407,999        $1,351,899      $1,509,548      $5,777,525       $8,112,766    $25,880,260



                                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        PRUDENTIAL SP                                 PRUDENTIAL SP
                      JANUS ASPEN                                         STRATEGIC                     SP PRUDENTIAL  CONSERVATIVE
 PRUDENTIAL SP         LARGE CAP      PRUDENTIAL SP    PRUDENTIAL SP      PARTNERS     PRUDENTIAL SP    U.S. EMERGING     ASSET
  PIMCO HIGH      GROWTH PORTFOLIO - LARGE CAP VALUE  AIM CORE EQUITY  FOCUSED GROWTH  MID CAP GROWTH       GROWTH      ALLOCATION
YIELD PORTFOLIO     SERVICE SHARES      PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO     PORTFOLIO
---------------   ------------------ ---------------  ---------------  --------------  --------------   ------------- -------------

  $   912,325         $    2,087       $   51,207        $   15,343      $        0      $        0       $       11   $   277,397
  -----------         ----------       ----------        ----------      ----------      ----------       ----------   -----------



      212,534             25,248           93,116            23,798          23,546          88,126          122,783       346,988
  -----------         ----------       ----------        ----------      ----------      ----------       ----------   -----------

      699,791            (23,161)         (41,909)           (8,455)        (23,546)        (88,126)        (122,772)      (69,591)
  -----------         ----------       ----------        ----------      ----------      ----------       ----------   -----------



      174,047                  0          153,032                 0               0               0        1,162,418       677,989
       16,243             14,758          139,753            24,816          18,323         123,056           82,649       264,570
     (538,965)            50,884           60,801            28,558         227,002         459,796          286,558       196,071
  -----------         ----------       ----------        ----------      ----------      ----------       ----------   -----------

     (348,675)            65,642          353,586            53,374         245,325         582,852        1,531,625     1,138,630
  -----------         ----------       ----------        ----------      ----------      ----------       ----------   -----------


  $   351,116         $   42,481       $  311,677        $   44,919      $  221,779      $  494,726       $1,408,853   $ 1,069,039
  ===========         ==========       ==========        ==========      ==========      ==========       ==========   ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A6

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 2005


                                                                                     SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                                                   PRUDENTIAL SP    PRUDENTIAL SP
                                                 PRUDENTIAL SP    PRUDENTIAL SP      AGGRESSIVE     WILLIAM BLAIR    PRUDENTIAL SP
                                                 BALANCED ASSET    GROWTH ASSET     GROWTH ASSET    INTERNATIONAL         LSV
                                                   ALLOCATION       ALLOCATION       ALLOCATION        GROWTH        INTERNATIONAL
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO     VALUE PORTFOLIO
                                                 --------------   -------------    -------------    -------------   ---------------
ASSETS
 Investment in the portfolios, at value......     $67,603,549      $48,062,657       $5,285,037      $4,576,546        $4,989,051
                                                  -----------      -----------       ----------      ----------        ----------
 Net Assets..................................     $67,603,549      $48,062,657       $5,285,037      $4,576,546        $4,989,051
                                                  ===========      ===========       ==========      ==========        ==========

NET ASSETS, representing:
 Accumulation units..........................     $67,603,549      $48,062,657       $5,285,037      $4,576,546        $4,989,051
                                                  -----------      -----------       ----------      ----------        ----------
                                                  $67,603,549      $48,062,657       $5,285,037      $4,576,546        $4,989,051
                                                  ===========      ===========       ==========      ==========        ==========

 Units outstanding...........................      45,670,158       28,437,904        3,701,544       3,396,195         3,678,155
                                                  ===========      ===========       ==========      ==========        ==========

 Portfolio shares held.......................       6,190,801        4,698,207          556,320         606,165           549,455
 Portfolio net asset value per share.........     $     10.92      $     10.23       $     9.50      $     7.55        $     9.08
 Investment in portfolio shares, at cost.....     $61,560,484      $43,055,279       $4,423,558      $3,660,758        $4,179,163

STATEMENTS OF OPERATIONS
For the period ended December 31, 2005
                                                                                     SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                                                   PRUDENTIAL SP    PRUDENTIAL SP
                                                 PRUDENTIAL SP    PRUDENTIAL SP      AGGRESSIVE     WILLIAM BLAIR    PRUDENTIAL SP
                                                 BALANCED ASSET    GROWTH ASSET     GROWTH ASSET    INTERNATIONAL         LSV
                                                   ALLOCATION       ALLOCATION       ALLOCATION        GROWTH        INTERNATIONAL
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO     VALUE PORTFOLIO
                                                 --------------   -------------    -------------    -------------   ---------------
INVESTMENT INCOME
 Dividend income.............................     $   397,706      $   167,134       $    6,960      $   20,071        $   17,943
                                                  -----------      -----------       ----------      ----------        ----------
EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and for
  administration.............................         772,006          500,635           70,470          55,576            66,640
                                                  -----------      -----------       ----------      ----------        ----------

NET INVESTMENT INCOME (LOSS).................        (374,300)        (333,501)         (63,510)        (35,505)          (48,697)
                                                  -----------      -----------       ----------      ----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
 Capital gains distributions received........       1,412,922          963,290          156,779         148,432           375,209
 Realized gain (loss) on shares redeemed.....         542,056          572,810           60,616          59,828            47,072
 Net change in unrealized gain (loss) on
  investments................................       1,819,596        1,611,530          255,943         397,067           138,444
                                                  -----------      -----------       ----------      ----------        ----------

NET GAIN (LOSS) ON INVESTMENTS...............       3,774,574        3,147,630          473,338         605,327           560,725
                                                  -----------      -----------       ----------      ----------        ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................     $ 3,400,274      $ 2,814,129       $  409,828      $  569,822        $  512,028
                                                  ===========      ===========       ==========      ==========        ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A7


                                                         SUBACCOUNTS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       AST AMERICAN
                                                                                   EVERGREEN VA           AST             CENTURY
     EVERGREEN VA                                    EVERGREEN      EVERGREEN       FUNDAMENTAL    ALLIANCEBERNSTEIN     INCOME &
       BALANCED      EVERGREEN VA   EVERGREEN VA    VA SPECIAL    INTERNATIONAL      LARGE CAP      GROWTH & INCOME       GROWTH
         FUND        GROWTH FUND     OMEGA FUND     VALUES FUND    EQUITY FUND         FUND            PORTFOLIO         PORTFOLIO
     ------------    ------------   ------------    -----------   -------------    ------------    -----------------   ------------

        $14,426        $11,375        $443,518       $215,227        $387,372        $397,624          $117,347          $181,443
        -------        -------        --------       --------        --------        --------          --------          --------
        $14,426        $11,375        $443,518       $215,227        $387,372        $397,624          $117,347          $181,443
        =======        =======        ========       ========        ========        ========          ========          ========


        $14,426        $11,375        $443,518       $215,227        $387,372        $397,624          $117,347          $181,443
        -------        -------        --------       --------        --------        --------          --------          --------
        $14,426        $11,375        $443,518       $215,227        $387,372        $397,624          $117,347          $181,443
        =======        =======        ========       ========        ========        ========          ========          ========

         11,886          7,212         309,578        133,329          27,738          33,252            11,426            17,562
        =======        =======        ========       ========        ========        ========          ========          ========

          1,021            774          26,416         13,343          27,070          22,226             5,806            13,263
        $ 14.13        $ 14.70        $  16.79       $  16.13        $  14.31        $  17.89          $  20.21          $  13.68
        $14,165        $ 9,927        $387,768       $197,974        $305,708        $340,074          $114,508          $178,265



                                                         SUBACCOUNTS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       AST AMERICAN
                                                                                   EVERGREEN VA           AST             CENTURY
     EVERGREEN VA                                    EVERGREEN      EVERGREEN       FUNDAMENTAL    ALLIANCEBERNSTEIN     INCOME &
       BALANCED      EVERGREEN VA   EVERGREEN VA    VA SPECIAL    INTERNATIONAL      LARGE CAP      GROWTH & INCOME       GROWTH
         FUND        GROWTH FUND     OMEGA FUND     VALUES FUND    EQUITY FUND         FUND            PORTFOLIO         PORTFOLIO
     ------------    ------------   ------------    -----------   -------------    ------------    -----------------   ------------

        $   161        $     0        $    925       $  2,069        $  8,504        $  3,634          $      0          $      0
        -------        -------        --------       --------        --------        --------          --------          --------


             46            150           7,671          3,016           5,656           6,198               536             1,084
        -------        -------        --------       --------        --------        --------          --------          --------

            115           (150)         (6,746)          (947)          2,848          (2,564)             (536)           (1,084)
        -------        -------        --------       --------        --------        --------          --------          --------



              0              0               0         21,152               0               0                 0                 0
            194             14           3,919            527           2,829           1,499               (11)              (84)
            261          1,116          10,940         (3,864)         42,202          29,794             2,839             3,178
        -------        -------        --------       --------        --------        --------          --------          --------

            455          1,130          14,859         17,815          45,031          31,293             2,828             3,094
        -------        -------        --------       --------        --------        --------          --------          --------


        $   570        $   980        $  8,113       $ 16,868        $ 47,879        $ 28,729          $  2,292          $  2,010
        =======        =======        ========       ========        ========        ========          ========          ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A8

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 2005


                                                                                        SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                       AST AMERICAN
                                                         CENTURY      AST COHEN &
                                                        STRATEGIC     STEERS REAL    AST GLOBAL       AST DEAM          AST DEAM
                                                         BALANCED        ESTATE      ALLOCATION      LARGE-CAP         SMALL-CAP
                                                        PORTFOLIO      PORTFOLIO      PORFOLIO     VALUE PORFOLIO   GROWTH PORFOLIO
                                                       ------------   -----------    ----------    --------------   ---------------
ASSETS
 Investment in the portfolios, at value............      $50,731        $227,302       $23,057        $42,982           $55,591
                                                         -------        --------       -------        -------           -------
 Net Assets........................................      $50,731        $227,302       $23,057        $42,982           $55,591
                                                         =======        ========       =======        =======           =======

NET ASSETS, representing:
 Accumulation units................................      $50,731        $227,302       $23,057        $42,982           $55,591
                                                         -------        --------       -------        -------           -------
                                                         $50,731        $227,302       $23,057        $42,982           $55,591
                                                         =======        ========       =======        =======           =======

 Units outstanding.................................        4,911          18,909         2,168          4,011             5,390
                                                         =======        ========       =======        =======           =======

 Portfolio shares held.............................        3,550          12,784         1,836          3,439             6,634
 Portfolio net asset value per share...............      $ 14.29        $  17.78       $ 12.56        $ 12.50           $  8.38
 Investment in portfolio shares, at cost...........      $49,581        $214,417       $21,803        $41,192           $54,631

STATEMENTS OF OPERATIONS
For the period ended December 31, 2005
                                                                                        SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                       AST AMERICAN
                                                         CENTURY      AST COHEN &
                                                        STRATEGIC     STEERS REAL    AST GLOBAL       AST DEAM          AST DEAM
                                                         BALANCED        ESTATE      ALLOCATION      LARGE-CAP         SMALL-CAP
                                                        PORTFOLIO      PORTFOLIO      PORFOLIO     VALUE PORFOLIO   GROWTH PORFOLIO
                                                       ------------   -----------    ----------    --------------   ---------------
INVESTMENT INCOME
 Dividend income...................................      $     0        $      0       $     0        $     0           $     0
                                                         -------        --------       -------        -------           -------

EXPENSES
 Charges to contract owners for assuming mortality
  risk and expense risk and for administration.....          178           1,338           183            264               222
                                                         -------        --------       -------        -------           -------

NET INVESTMENT INCOME (LOSS).......................         (178)         (1,338)         (183)          (264)             (222)
                                                         -------        --------       -------        -------           -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
 Capital gains distributions received..............            0               0             0              0                 0
 Realized gain (loss) on shares redeemed...........            4             412            56             31               (12)
 Net change in unrealized gain (loss) on
  investments......................................        1,150          12,885         1,254          1,790               960
                                                         -------        --------       -------        -------           -------

NET GAIN (LOSS) ON INVESTMENTS.....................        1,154          13,297         1,310          1,821               948
                                                         -------        --------       -------        -------           -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................      $   976        $ 11,959       $ 1,127        $ 1,557           $   726
                                                         =======        ========       =======        =======           =======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A9



                                                      SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                AST GOLDMAN    AST FEDERATED                                      AST GOLDMAN
   AST DEAM      SACHS HIGH     AGGRESSIVE                                           SACHS            AST GOLDMAN          AST
  SMALL-CAP        YIELD          GROWTH        AST MID-CAP     AST SMALL-CAP     CONCENTRATED       SACHS MID-CAP      LARGE-CAP
VALUE PORFOLIO   PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO  VALUE PORTFOLIO  GROWTH PORTFOLIO   GROWTH PORTFOLIO  VALUE PORTFOLIO
--------------  -----------    -------------  ---------------  ---------------  ----------------   ----------------  ---------------

   $105,442       $725,723       $385,434         $137,247         $73,200          $149,801           $428,388          $523,211
   --------       --------       --------         --------         -------          --------           --------          --------
   $105,442       $725,723       $385,434         $137,247         $73,200          $149,801           $428,388          $523,211
   ========       ========       ========         ========         =======          ========           ========          ========


   $105,442       $725,723       $385,434         $137,247         $73,200          $149,801           $428,388          $523,211
   --------       --------       --------         --------         -------          --------           --------          --------
   $105,442       $725,723       $385,434         $137,247         $73,200          $149,801           $428,388          $523,211
   ========       ========       ========         ========         =======          ========           ========          ========

     10,520         73,577         35,160           13,258           6,869            13,921             40,468            49,544
   ========       ========       ========         ========         =======          ========           ========          ========

      8,824         87,542         36,848           10,867           4,867             6,742             92,725            29,779
   $  11.95       $   8.29       $  10.46         $  12.63         $ 15.04          $  22.22           $   4.62          $  17.57
   $105,961       $715,680       $362,042         $135,042         $70,965          $142,818           $414,593          $512,729



                                                      SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                 AST GOLDMAN    AST FEDERATED                                       AST GOLDMAN
   AST DEAM       SACHS HIGH     AGGRESSIVE                                            SACHS          AST GOLDMAN          AST
  SMALL-CAP         YIELD          GROWTH        AST MID-CAP      AST SMALL-CAP     CONCENTRATED     SACHS MID-CAP      LARGE-CAP
VALUE PORFOLIO    PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO   VALUE PORTFOLIO  GROWTH PORTFOLIO GROWTH PORTFOLIO  VALUE PORTFOLIO
--------------   -----------    -------------  ---------------   ---------------  ---------------- ----------------  ---------------

   $      8        $    443       $      0         $      0          $     0          $     38         $      0          $      0
   --------        --------       --------         --------          -------          --------         --------          --------



        787           5,726          2,468              903              440               997            2,609             3,593
   --------        --------       --------         --------          -------          --------         --------          --------

       (779)         (5,283)        (2,468)            (903)            (440)             (959)          (2,609)           (3,593)
   --------        --------       --------         --------          -------          --------         --------          --------



        489               0              0                0                0                 0                0                 0
        191            (794)           (31)             (28)             126                74              354               160
       (519)         10,043         23,392            2,205            2,235             6,983           13,795            10,482
   --------        --------       --------         --------          -------          --------         --------          --------

        161           9,249         23,361            2,177            2,361             7,057           14,149            10,642
   --------        --------       --------         --------          -------          --------         --------          --------


   $   (618)       $  3,966       $ 20,893         $  1,274          $ 1,921          $  6,098         $ 11,540          $  7,049
   ========        ========       ========         ========          =======          ========         ========          ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT



STATEMENT OF NET ASSETS
December 31, 2005


                                                                                   SUBACCOUNTS
                                             --------------------------------------------------------------------------------------
                                              AST LORD
                                             ABBETT BOND     AST MARSICO                         AST NEUBERGER &    AST NEUBERGER &
                                              DEBENTURE    CAPITAL GROWTH         AST MFS         BERMAN MID-CAP     BERMAN MID-CAP
                                              PORTFOLIO       PORTFOLIO      GROWTH PORTFOLIO    GROWTH PORTFOLIO   VALUE PORTFOLIO
                                             -----------   --------------    ----------------    ----------------   ---------------
ASSETS
 Investment in the portfolios, at value..     $638,167        $738,846           $103,346            $185,375           $603,608
                                              --------        --------           --------            --------           --------
 Net Assets                                   $638,167        $738,846           $103,346            $185,375           $603,608
                                              ========        ========           ========            ========           ========

NET ASSETS, REPRESENTING:
 Accumulation units......................     $638,167        $738,846           $103,346            $185,375           $603,608
                                              --------        --------           --------            --------           --------
                                              $638,167        $738,846           $103,346            $185,375           $603,608
                                              ========        ========           ========            ========           ========

 Units outstanding.......................       64,133          67,723              9,609              16,346             55,423
                                              ========        ========           ========            ========           ========

 Portfolio shares held...................       56,325          38,724             12,031              11,478             29,516
 Portfolio net asset value per share.....     $  11.33        $  19.08           $   8.59            $  16.15           $  20.45
 Investment in portfolio shares, at cost.     $633,529        $698,959           $ 98,527            $170,296           $572,837

STATEMENTS OF OPERATIONS
For the period ended December 31, 2005
                                                                                   SUBACCOUNTS
                                             --------------------------------------------------------------------------------------
                                              AST LORD
                                             ABBETT BOND     AST MARSICO                         AST NEUBERGER &    AST NEUBERGER &
                                              DEBENTURE    CAPITAL GROWTH         AST MFS         BERMAN MID-CAP     BERMAN MID-CAP
                                              PORTFOLIO       PORTFOLIO      GROWTH PORTFOLIO    GROWTH PORTFOLIO   VALUE PORTFOLIO
                                             -----------   --------------    ----------------    ----------------   ---------------
INVESTMENT INCOME
 Dividend income.........................     $    432        $      0           $      0            $      0           $      7
                                              --------        --------           --------            --------           --------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and for
  administration.........................        3,978           4,490                735               1,141              3,855
                                              --------        --------           --------            --------           --------

NET INVESTMENT INCOME (LOSS).............       (3,546)         (4,490)              (735)             (1,141)            (3,848)
                                              --------        --------           --------            --------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
 Capital gains distributions received....          114               0                  0                   0                729
 Realized gain (loss) on shares redeemed.           18             540                622                 519                486
 Net change in unrealized gain (loss) on
  investments............................        4,638          39,887              4,819              15,079             30,771
                                              --------        --------           --------            --------           --------

NET GAIN (LOSS) ON INVESTMENTS...........        4,770          40,427              5,441              15,598             31,986
                                              --------        --------           --------            --------           --------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............     $  1,224        $ 35,937           $  4,706            $ 14,457           $ 28,138
                                              ========        ========           ========            ========           ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11



                                                      SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                           AST T. ROWE    AST T. ROWE                  AST JP MORGAN       AST
  AST PIMCO              AST                 AST          PRICE NATURAL   PRICE ASSET     AST MFS      INTERNATIONAL  T. ROWE PRICE
   LIMITED        ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN     RESOURCES      ALLOCATION  GLOBAL EQUITY       EQUITY      GLOBAL BOND
MATURITY BOND   CORE VALUE PORTFOLIO  MANAGED INDEX 500     PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------   --------------------  -----------------   -------------   -----------  -------------   -------------  -------------

  $756,303             $53,770             $65,593          $1,468,189      $56,453      $135,807         $180,970       $243,795
  --------             -------             -------          ----------      -------      --------         --------       --------
  $756,303             $53,770             $65,593          $1,468,189      $56,453      $135,807         $180,970       $243,795
  ========             =======             =======          ==========      =======      ========         ========       ========


  $756,303             $53,770             $65,593          $1,468,189      $56,453      $135,807         $180,970       $243,795
  --------             -------             -------          ----------      -------      --------         --------       --------
  $756,303             $53,770             $65,593          $1,468,189      $56,453      $135,807         $180,970       $243,795
  ========             =======             =======          ==========      =======      ========         ========       ========

    75,195               5,210               6,307             125,060        5,447        12,957           16,973         25,781
  ========             =======             =======          ==========      =======      ========         ========       ========

    68,135               4,319               5,363              53,292        3,297        10,463            9,003         21,806
  $  11.10             $ 12.45             $ 12.23          $    27.55      $ 17.12      $  12.98         $  20.10       $  11.18
  $750,311             $51,940             $65,175          $1,346,240      $54,450      $127,737         $166,788       $248,076



                                                      SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                           AST T. ROWE   AST T. ROWE                  AST JP MORGAN       AST
  AST PIMCO              AST                 AST          PRICE NATURAL  PRICE ASSET     AST MFS      INTERNATIONAL  T. ROWE PRICE
   LIMITED        ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN     RESOURCES     ALLOCATION  GLOBAL EQUITY       EQUITY      GLOBAL BOND
MATURITY BOND   CORE VALUE PORTFOLIO  MANAGED INDEX 500     PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
-------------   --------------------  -----------------   -------------  -----------  -------------   -------------  -------------

  $    130             $     0             $     0          $        0     $     0      $      0         $      0       $    368
  --------             -------             -------          ----------     -------      --------         --------       --------



     5,121                 316                 212               7,735         409           846              989          1,489
  --------             -------             -------          ----------     -------      --------         --------       --------
                                                                                                                          (1,121)
    (4,991)               (316)               (212)             (7,735)       (409)         (846)            (989)      --------
  --------             -------             -------          ----------     -------      --------         --------



        55                   0                   0                   0           0             0                0             14
        52                   7                  44               1,861          24           329              194           (663)
     5,992               1,830                 418             121,949       2,003         8,070           14,182         (4,281)
  --------             -------             -------          ----------     -------      --------         --------       --------

     6,099               1,837                 462             123,810       2,027         8,399           14,376         (4,930)
  --------             -------             -------          ----------     -------      --------         --------       --------


  $  1,108             $ 1,521             $   250          $  116,075     $ 1,618      $  7,553         $ 13,387       $ (6,051)
  ========             =======             =======          ==========     =======      ========         ========       ========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                       SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                                                            AST             AST
                                                                         AST CAPITAL    AST BALANCED    CONSERVATIVE   PRESERVATION
                                                      AST AGGRESSIVE    GROWTH ASSET        ASSET          ASSET           ASSET
                                                     ASSET ALLOCATION    ALLOCATION      ALLOCATION      ALLOCATION     ALLOCATION
                                                        PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                     ----------------   ------------    ------------    ------------   ------------

ASSETS
 Investment in the portfolios, at value..........        $108,539         $652,059       $1,903,070      $1,407,845      $334,449
                                                         --------         --------       ----------      ----------      --------
 Net Assets......................................        $108,539         $652,059       $1,903,070      $1,407,845      $334,449
                                                         ========         ========       ==========      ==========      ========

NET ASSETS, representing:
 Accumulation units..............................        $108,539         $652,059       $1,903,070      $1,407,845      $334,449
                                                         --------         --------       ----------      ----------      --------
                                                         $108,539         $652,059       $1,903,070      $1,407,845      $334,449
                                                         ========         ========       ==========      ==========      ========

 Units outstanding...............................          10,856           65,175          190,054         140,454        33,318
                                                         ========         ========       ==========      ==========      ========

 Portfolio shares held...........................          10,843           65,076          189,549         140,224        33,245
 Portfolio net asset value per share.............        $  10.01         $  10.02       $    10.04      $    10.04      $  10.06
 Investment in portfolio shares, at cost.........        $109,193         $654,068       $1,906,291      $1,412,534      $334,435

STATEMENTS OF OPERATIONS
For the period ended December 31, 2005
                                                                                       SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                                                            AST             AST
                                                                         AST CAPITAL    AST BALANCED    CONSERVATIVE   PRESERVATION
                                                      AST AGGRESSIVE    GROWTH ASSET        ASSET          ASSET           ASSET
                                                     ASSET ALLOCATION    ALLOCATION      ALLOCATION      ALLOCATION     ALLOCATION
                                                        PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                     ----------------   ------------    ------------    ------------   ------------

INVESTMENT INCOME
 Dividend income.................................        $      0         $      0       $        0      $        0      $      0
                                                         --------         --------       ----------      ----------      --------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and for
  administration.................................              35              286              850             617            69
                                                         --------         --------       ----------      ----------      --------

NET INVESTMENT INCOME (LOSS).....................             (35)            (286)            (850)           (617)          (69)
                                                         --------         --------       ----------      ----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
 Capital gains distributions received............               0                0                0               0             0
 Realized gain (loss) on shares redeemed.........               0              (87)             228             634           (22)
 Net change in unrealized gain (loss) on
  investments....................................            (654)          (2,009)          (3,221)         (4,689)           14
                                                         --------         --------       ----------      ----------      --------

NET GAIN (LOSS) ON INVESTMENTS...................            (654)          (2,096)          (2,993)         (4,055)           (8)
                                                         --------         --------       ----------      ----------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................        $   (689)        $ (2,382)      $   (3,843)     $   (4,672)     $    (77)
                                                         ========         ========       ==========      ==========      ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13


             SUBACCOUNTS (CONTINUED)
             -----------------------


                  GARTMORE GVIT
                   DEVELOPING
                     MARKETS
                   ----------

                    $163,426
                    --------

                    $163,426
                    ========


                    $163,426
                    --------
                    $163,426
                    ========

                      13,541
                    ========
                      12,533
                    $  13.04
                    $145,102





             SUBACCOUNTS (CONTINUED)
             -----------------------


                  GARTMORE GVIT
                   DEVELOPING
                     MARKETS
                   ----------


                    $    241
                    --------



                         897
                    --------

                        (656)
                    --------



                       5,000
                        (722)
                      18,324
                    --------

                      22,602
                    --------

                    $ 21,946
                    ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                      A14

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGE IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                   SUBACCOUNTS
                                              -------------------------------------------------------------------------------------
                                                   PRUDENTIAL MONEY           PRUDENTIAL DIVERSIFIED             PRUDENTIAL
                                                   MARKET PORTFOLIO               BOND PORTFOLIO              EQUITY PORTFOLIO
                                              ---------------------------    -------------------------    -------------------------
                                              01/01/2005      01/01/2004     01/01/2005     01/01/2004    01/01/2005     01/01/2004
                                                  TO              TO             TO             TO            TO             TO
                                              12/31/2005      12/31/2004     12/31/2005     12/31/2004    12/31/2005     12/31/2004
                                             ------------    ------------   -----------    -----------    -----------   -----------

OPERATIONS
 Net investment income (loss) ............   $    282,302    $   (110,140)  $ 1,874,497    $ 1,607,610    $  (181,925)  $   (67,895)
 Capital gains distributions received ....              0               0       361,013              0              0             0
 Realized gain (loss) on shares redeemed .              0               0        21,898         76,048     (1,399,206)   (2,104,675)
 Net change in unrealized gain (loss) on
  investments ............................              0               0    (1,367,906)       446,859      5,514,800     5,420,884
                                             ------------    ------------   -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............        282,302        (110,140)      889,502      2,130,517      3,933,669     3,248,314
                                             ------------    ------------   -----------    -----------    -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .............      1,121,678       4,516,447        58,358        296,615        920,939     1,684,643
 Surrenders, withdrawals and death
  benefits ...............................     (4,989,612)     (3,966,667)   (6,519,646)    (6,434,232)    (4,671,529)   (4,254,694)
 Net transfers between other subaccounts
  or fixed rate option ...................       (991,345)     (5,010,507)       12,450       (736,160)       372,903      (797,368)
 Withdrawal and other charges ............         (8,201)         (8,689)      (21,461)       (24,274)       (25,823)      (22,930)
                                             ------------    ------------   -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS ...........................     (4,867,480)     (4,469,416)   (6,470,299)    (6,898,051)    (3,403,510)   (3,390,349)
                                             ------------    ------------   -----------    -----------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..     (4,585,178)     (4,579,556)   (5,580,797)    (4,767,534)       530,159      (142,035)

NET ASSETS
 Beginning of period .....................     23,122,935      27,702,491    51,104,745     55,872,279     41,803,875    41,945,910
                                             ------------    ------------   -----------    -----------    -----------   -----------
 End of period ...........................   $ 18,537,757    $ 23,122,935   $45,523,948    $51,104,745    $42,334,034   $41,803,875
                                             ============    ============   ===========    ===========    ===========   ===========

 Beginning units .........................     20,179,511      23,420,870    32,767,335     37,310,719     25,260,747    27,121,597
                                             ------------    ------------   -----------    -----------    -----------   -----------
 Units issued ............................      6,282,287       9,969,346     1,038,819      1,696,325      2,266,109     2,216,833
 Units redeemed ..........................    (10,420,330)    (13,210,705)   (5,144,700)    (6,239,709)    (3,908,294)   (4,077,683)
                                             ------------    ------------   -----------    -----------    -----------   -----------
 Ending units ............................     16,041,468      20,179,511    28,661,454     32,767,335     23,618,562    25,260,747
                                             ============    ============   ===========    ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15


                                                               SUBACCOUNTS (CONTINUED)
                   ----------------------------------------------------------------------------------------------------------------
                                                  PRUDENTIAL HIGH YIELD
                       PRUDENTIAL VALUE                   BOND                PRUDENTIAL STOCK INDEX          PRUDENTIAL GLOBAL
                           PORTFOLIO                    PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                   -------------------------    -------------------------    -------------------------    -------------------------
                   01/01/2005    01/01/2004     01/01/2005    01/01/2004     01/01/2005     01/01/2004    01/01/2005     01/01/2004
                       TO            TO             TO            TO             TO             TO            TO             TO
                   12/31/2005    12/31/2004     12/31/2005    12/31/2004     12/31/2005     12/31/2004    12/31/2005     12/31/2004
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------


                  $    (9,870)   $    (1,260)  $ 1,322,456    $ 1,552,701   $    36,632    $   113,496    $   (85,727)  $   (42,002)
                            0              0             0              0     1,384,001        941,938              0             0
                      138,663       (601,325)   (1,047,317)      (882,218)     (760,772)      (980,248)      (224,727)     (377,736)
                    5,877,230      5,780,706       175,745      1,537,346       951,050      4,636,202      1,741,992     1,179,360
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------


                    6,006,023      5,178,121       450,884      2,207,829     1,610,911      4,711,388      1,431,538       759,622
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------


                    2,088,968      3,150,443        31,508        112,524     2,538,615      2,916,386        591,574       571,114
                   (4,051,195)    (3,596,901)   (3,745,437)    (3,114,021)   (6,062,899)    (4,699,600)      (841,157)     (734,963)

                      748,930      1,207,501      (308,919)       115,179      (607,125)       254,431        (92,359)      120,538
                      (29,827)       (17,719)      (12,219)       (13,665)      (32,341)       (26,587)        (7,027)       (5,247)
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------


                   (1,243,124)       743,324    (4,035,067)    (2,899,983)   (4,163,750)    (1,555,370)      (348,969)      (48,558)
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------

                    4,762,899      5,921,445    (3,584,183)      (692,154)   (2,552,839)     3,156,018      1,082,569       711,064


                   40,694,217     34,772,772    26,555,179     27,247,333    57,162,146     54,006,128     10,248,145     9,537,081
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------
                  $45,457,116    $40,694,217   $22,970,996    $26,555,179   $54,609,307    $57,162,146    $11,330,714   $10,248,145
                  ===========    ===========   ===========    ===========   ===========    ===========    ===========   ===========

                   20,353,531     18,950,184    17,740,008     19,799,210    34,831,097     34,884,910      7,323,405     7,208,008
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------
                    3,105,897      4,095,475       768,280        989,350     4,004,591      4,670,697        830,945     1,348,973
                   (3,008,236)    (2,692,128)   (3,457,475)    (3,048,552)   (5,863,538)    (4,724,510)    (1,004,605)   (1,233,576)
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------
                   20,451,192     20,353,531    15,050,813     17,740,008    32,972,150     34,831,097      7,149,745     7,323,405
                  ===========    ===========   ===========    ===========   ===========    ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGE IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                     SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
                                                                                   PRUDENTIAL SMALL              T. ROWE PRICE
                                                     PRUDENTIAL JENNISON            CAPITALIZATION               INTERNATIONAL
                                                          PORTFOLIO                 STOCK PORTFOLIO             STOCK PORTFOLIO
                                                  -------------------------    -------------------------    -----------------------
                                                  01/01/2005    01/01/2004     01/01/2005     01/01/2004    01/01/2005   01/01/2004
                                                      TO            TO             TO             TO            TO           TO
                                                  12/31/2005    12/31/2004     12/31/2005     12/31/2004    12/31/2005   12/31/2004
                                                 -----------    -----------   -----------    -----------    ----------   ----------
OPERATIONS
 Net investment income (loss) ................   $  (645,978)   $  (492,918)  $   (86,790)   $   (79,566)   $    7,747   $   (9,550)
 Capital gains distributions received ........             0              0       646,397         37,129        11,838            0
 Realized gain (loss) on shares redeemed .....    (2,167,386)    (3,120,991)      394,590        223,832        12,507      (47,667)
 Net change in unrealized gain (loss) on
  investments ................................     8,801,672      7,526,521      (355,178)     1,697,608       429,941      424,176
                                                 -----------    -----------   -----------    -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................     5,988,308      3,912,612       599,019      1,879,003       462,033      366,959
                                                 -----------    -----------   -----------    -----------    ----------   ----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .................       850,092      2,027,290        56,008         83,979         4,746       13,087
 Surrenders, withdrawals and death benefits ..    (5,913,830)    (5,252,337)   (1,297,173)      (933,424)     (297,123)    (215,328)
 Net transfers between other subaccounts or
  fixed rate option ..........................    (1,504,605)    (1,616,886)      230,453        655,379        99,195      (52,610)
 Withdrawal and other charges ................       (34,633)       (31,804)       (5,130)        (5,207)       (1,562)      (1,635)
                                                 -----------    -----------   -----------    -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER TRANSACTIONS .    (6,602,976)    (4,873,737)   (1,015,842)      (199,273)     (194,744)    (256,486)
                                                 -----------    -----------   -----------    -----------    ----------   ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ......      (614,668)      (961,125)     (416,823)     1,679,730       267,289      110,473

NET ASSETS
 Beginning of period .........................    51,827,468     52,788,593    11,207,858      9,528,128     3,416,301    3,305,828
                                                 -----------    -----------   -----------    -----------    ----------   ----------
 End of period ...............................   $51,212,800    $51,827,468   $10,791,035    $11,207,858    $3,683,590   $3,416,301
                                                 ===========    ===========   ===========    ===========    ==========   ==========


 Beginning units .............................    33,127,405     36,097,018     5,059,203      5,173,062     2,978,504    3,235,934
                                                 -----------    -----------   -----------    -----------    ----------   ----------
 Units issued ................................     1,697,495      2,867,022       520,214        716,973       270,059      261,128
 Units redeemed ..............................    (5,521,577)    (5,836,635)     (973,872)      (830,832)     (441,894)    (518,558)
                                                 -----------    -----------   -----------    -----------    ----------   ----------
 Ending units ................................    29,303,323     33,127,405     4,605,545      5,059,203     2,806,669    2,978,504
                                                 ===========    ===========   ===========    ===========    ==========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17


                                                               SUBACCOUNTS (CONTINUED)
                   ----------------------------------------------------------------------------------------------------------------
                     T. ROWE PRICE EQUITY                                     PREMIER VIT OPCAP SMALL
                             STOCK              PREMIER VIT OPCAP MANAGED               CAP
                           PORTFOLIO                    PORTFOLIO                    PORTFOLIO            AIM V.I. CORE EQUITY FUND
                   -------------------------    -------------------------    -------------------------    -------------------------
                   01/01/2005    01/01/2004     01/01/2005    01/01/2004     01/01/2005     01/01/2004    01/01/2005     01/01/2004
                       TO            TO             TO            TO             TO             TO            TO             TO
                   12/31/2005    12/31/2004     12/31/2005    12/31/2004     12/31/2005     12/31/2004    12/31/2005     12/31/2004
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------

                  $    24,222    $    25,170   $   (28,841)   $    18,926   $  (131,725)   $  (144,505)   $     4,795   $   (41,363)
                      718,321        353,705       537,154              0     1,387,146              0              0             0
                      347,407        199,342        41,141        (89,235)      204,927        340,264        (36,804)     (136,091)
                     (716,807)     1,382,038        56,323      1,586,272    (1,699,822)     1,415,979        329,661       813,498
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------


                      373,143      1,960,255       605,777      1,515,963      (239,474)     1,611,738        297,652       636,044
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------


                       19,382         77,745        64,123         52,195        21,599         20,864         12,920        33,652
                   (1,948,784)    (1,569,959)   (2,031,856)    (1,890,144)   (1,246,996)    (1,142,162)      (833,033)   (1,109,208)

                      202,933        173,226      (312,927)       (38,625)     (422,013)      (110,729)      (346,039)     (209,159)
                       (6,871)        (7,722)       (8,149)        (9,182)       (3,667)        (4,411)        (4,622)       (5,491)
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------


                   (1,733,340)    (1,326,710)   (2,288,809)    (1,885,756)   (1,651,077)    (1,236,438)    (1,170,774)   (1,290,206)
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------

                   (1,360,197)       633,545    (1,683,032)      (369,793)   (1,890,551)       375,300       (873,122)     (654,162)


                   16,262,881     15,629,336    17,431,423     17,801,216    11,096,153     10,720,853      8,840,033     9,494,195
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------
                  $14,902,684    $16,262,881   $15,748,391    $17,431,423   $ 9,205,602    $11,096,153    $ 7,966,911   $ 8,840,033
                  ===========    ===========   ===========    ===========   ===========    ===========    ===========   ===========


                    8,341,334      9,102,966    11,525,124     12,855,102     5,252,234      5,898,630      5,864,292     6,768,151
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------
                      562,795        661,810       148,025        346,602       180,125        302,040        116,403       161,524
                   (1,442,674)    (1,423,442)   (1,643,264)    (1,676,580)   (1,016,234)      (948,436)      (893,285)   (1,065,383)
                  -----------    -----------   -----------    -----------   -----------    -----------    -----------   -----------
                    7,461,455      8,341,334    10,029,885     11,525,124     4,416,125      5,252,234      5,087,410     5,864,292
                  ===========    ===========   ===========    ===========   ===========    ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGE IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                    SUBACCOUNTS
                                                -----------------------------------------------------------------------------------
                                                                               JANUS ASPEN LARGE CAP
                                                 AIM V.I. PREMIER EQUITY      GROWTH - INSTITUTIONAL      JANUS ASPEN INTERNATIONAL
                                                          FUND                        SHARES                  GROWTH PORTFOLIO
                                                -------------------------    -------------------------    -------------------------
                                                01/01/2005    01/01/2004     01/01/2005     01/01/2004    01/01/2005     01/01/2004
                                                    TO            TO             TO             TO            TO             TO
                                                12/31/2005    12/31/2004     12/31/2005     12/31/2004    12/31/2005     12/31/2004
                                               -----------    -----------   -----------    -----------    -----------   -----------

OPERATIONS
 Net investment income (loss) ..............   $   (77,532)   $  (138,552)  $  (136,600)   $  (183,377)   $   (32,508)  $   (78,512)
 Capital gains distributions received ......             0              0             0              0              0             0
 Realized gain (loss) on shares redeemed ...      (667,638)      (761,608)     (795,210)      (960,904)       400,973      (227,649)
 Net change in unrealized gain (loss) on
  investments ..............................     1,250,944      1,465,239     1,244,788      1,521,412      4,171,867     2,851,893
                                               -----------    -----------   -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................       505,774        565,079       312,978        377,131      4,540,332     2,545,732
                                               -----------    -----------   -----------    -----------    -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ...............        35,418         36,987        20,547         46,419         34,245        62,589
 Surrenders, withdrawals and death benefits     (1,823,934)    (1,462,307)   (1,418,522)    (1,501,841)    (2,390,485)   (1,679,869)
 Net transfers between other subaccounts or
  fixed rate option ........................      (390,118)      (442,060)     (617,829)      (553,507)      (535,404)     (473,692)
 Withdrawal and other charges ..............        (7,118)        (8,406)       (7,891)        (9,350)        (8,346)       (8,971)
                                               -----------    -----------   -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS .............................    (2,185,752)    (1,875,786)   (2,023,695)    (2,018,279)    (2,899,990)   (2,099,943)
                                               -----------    -----------   -----------    -----------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ....    (1,679,978)    (1,310,707)   (1,710,717)    (1,641,148)     1,640,342       445,789

NET ASSETS
 Beginning of period .......................    14,332,383     15,643,090    14,207,895     15,849,043     16,793,245    16,347,456
                                               -----------    -----------   -----------    -----------    -----------   -----------
 End of period .............................   $12,652,405    $14,332,383   $12,497,178    $14,207,895    $18,433,587   $16,793,245
                                               ===========    ===========   ===========    ===========    ===========   ===========


 Beginning units ...........................    10,502,551     11,967,897    10,178,594     11,699,007      9,205,986    10,518,221
                                               -----------    -----------   -----------    -----------    -----------   -----------
 Units issued ..............................       254,806        263,989       267,010        322,227        553,533       427,385
 Units redeemed ............................    (1,859,275)    (1,729,335)   (1,742,555)    (1,842,640)    (2,010,084)   (1,739,620)
                                               -----------    -----------   -----------    -----------    -----------   -----------
 Ending units ..............................     8,898,082     10,502,551     8,703,049     10,178,594      7,749,435     9,205,986
                                               ===========    ===========   ===========    ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19


                                                                  SUBACCOUNTS (CONTINUED)
                        -----------------------------------------------------------------------------------------------------------

                        MFS VIT - RESEARCH BOND       MFS EMERGING GROWTH         CREDIT SUISSE TRUST        AMERICAN CENTURY VP
                                SERIES                      SERIES                 GLOBAL SMALL CAP               VALUE FUND
                        -----------------------    -------------------------    -----------------------    ------------------------
                       01/01/2005    01/01/2004    01/01/2005    01/01/2004    01/01/2005    01/01/2004    01/01/2005    01/01/2004
                           TO            TO            TO            TO            TO            TO            TO            TO
                       12/31/2005    12/31/2004    12/31/2005    12/31/2004    12/31/2005    12/31/2004    12/31/2005    12/31/2004
                       ----------    ----------   -----------    -----------   ----------    ----------    -----------   ----------


                       $  (36,518)   $  (13,116)  $  (164,271)   $  (174,580)  $  (36,315)   $  (35,165)   $   (28,737)  $  (21,783)
                                0             0             0              0            0             0        633,327       48,446
                         (116,046)     (212,488)     (747,580)      (891,384)    (115,107)     (206,076)       194,470      160,257
                          394,138       786,497     1,744,384      2,402,297      501,161       620,118       (595,826)     546,529
                       ----------    ----------   -----------    -----------   ----------    ----------    -----------   ----------


                          241,574       560,893       832,533      1,336,333      349,739       378,877        203,234      733,449
                       ----------    ----------   -----------    -----------   ----------    ----------    -----------   ----------


                            5,992        18,159        40,399         29,992        7,216        12,726        166,507       53,848
                         (570,353)     (412,547)   (1,359,955)    (1,013,521)    (351,949)     (297,766)    (1,069,071)    (597,644)

                         (148,941)     (217,360)     (532,223)      (557,231)      49,411       (19,316)        47,326      156,441
                           (2,165)       (2,518)       (7,120)        (8,013)      (1,506)       (1,598)        (2,519)      (2,873)
                       ----------    ----------   -----------    -----------   ----------    ----------    -----------   ----------


                         (715,467)     (614,266)   (1,858,899)    (1,548,773)    (296,828)     (305,954)      (857,757)    (390,228)
                       ----------    ----------   -----------    -----------   ----------    ----------    -----------   ----------

                         (473,893)      (53,373)   (1,026,366)      (212,440)      52,911        72,923       (654,523)     343,221


                        4,348,047     4,401,420    12,846,968     13,059,408    2,647,935     2,575,012      6,420,892    6,077,671
                       ----------    ----------   -----------    -----------   ----------    ----------    -----------   ----------
                       $3,874,154    $4,348,047   $11,820,602    $12,846,968   $2,700,846    $2,647,935    $ 5,766,369   $6,420,892
                       ==========    ==========   ===========    ===========   ==========    ==========    ===========   ==========


                        3,151,383     3,644,208     9,970,085     11,293,408    2,360,192     2,670,554      3,504,307    3,736,023
                       ----------    ----------   -----------    -----------   ----------    ----------    -----------   ----------
                          108,921        76,631       263,691        318,265      216,759       159,012        314,612      333,448
                         (619,031)     (569,456)   (1,714,744)    (1,641,588)    (475,248)     (469,374)      (779,862)    (565,164)
                       ----------    ----------   -----------    -----------   ----------    ----------    -----------   ----------
                        2,641,273     3,151,383     8,519,032      9,970,085    2,101,703     2,360,192      3,039,057    3,504,307
                       ==========    ==========   ===========    ===========   ==========    ==========    ===========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGE IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                     SUBACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                                              PRUDENTIAL JENNISON 20/      PRUDENTIAL DIVERSIFIED
                                                   FRANKLIN SMALL-MID CAP                20                  CONSERVATIVE GROWTH
                                                      GROWTH SECURITIES           FOCUS PORTFOLIO                 PORTFOLIO
                                                   -----------------------    ------------------------    -------------------------
                                                  01/01/2005    01/01/2004    01/01/2005    01/01/2004    01/01/2005     01/01/2004
                                                      TO            TO            TO            TO            TO             TO
                                                  12/31/2005    12/31/2004    12/31/2005    12/31/2004    12/31/2005     12/31/2004
                                                  ----------    ----------   -----------    ----------    -----------   -----------

OPERATIONS
 Net investment income (loss) .................   $  (78,662)   $  (84,959)  $   (71,472)   $  (75,284)   $   140,151   $   162,471
 Capital gains distributions received .........            0             0             0             0              0             0
 Realized gain (loss) on shares redeemed ......     (121,230)     (184,540)      103,776       (56,858)      (376,765)     (559,699)
 Net change in unrealized gain (loss) on
  investments .................................      356,516       842,445     1,116,878       939,909        701,045     1,118,417
                                                  ----------    ----------   -----------    ----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................      156,624       572,946     1,149,182       807,767        464,431       721,189
                                                  ----------    ----------   -----------    ----------    -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ..................            0        10,623        40,199        27,775          2,954       169,362
 Surrenders, withdrawals and death benefits ...     (715,637)     (495,883)     (906,221)     (404,320)    (1,643,565)   (1,192,909)
 Net transfers between other subaccounts or
  fixed rate option ...........................     (224,761)     (107,599)      304,445        80,287        272,349       124,745
 Withdrawal and other charges .................       (2,998)       (3,483)       (2,758)       (2,927)        (3,832)       (4,259)
                                                  ----------    ----------   -----------    ----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER TRANSACTIONS ..     (943,396)     (596,342)     (564,335)     (299,185)    (1,372,094)     (903,061)
                                                  ----------    ----------   -----------    ----------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .......     (786,772)      (23,396)      584,847       508,582       (907,663)     (181,872)

NET ASSETS
 Beginning of period ..........................    6,243,083     6,266,479     6,354,068     5,845,486      9,420,164     9,602,036
                                                  ----------    ----------   -----------    ----------    -----------   -----------
 End of period ................................   $5,456,311    $6,243,083   $ 6,938,915    $6,354,068    $ 8,512,501   $ 9,420,164
                                                  ==========    ==========   ===========    ==========    ===========   ===========

 Beginning units ..............................    4,098,194     4,535,998     5,297,733     5,572,462      7,365,888     8,112,186
                                                  ----------    ----------   -----------    ----------    -----------   -----------
 Units issued .................................      139,569       353,732       634,590       366,499        386,507       789,628
 Units redeemed ...............................     (776,174)     (791,536)   (1,107,611)     (641,228)    (1,447,353)   (1,535,926)
                                                  ----------    ----------   -----------    ----------    -----------   -----------
 Ending units .................................    3,461,589     4,098,194     4,824,712     5,297,733      6,305,042     7,365,888
                                                  ==========    ==========   ===========    ==========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21


                                                                  SUBACCOUNTS (CONTINUED)
                        -----------------------------------------------------------------------------------------------------------
                                                    ALLIANCEBERNSTEIN LARGE     PRUDENTIAL SP T.ROWE
                                                              CAP                    PRICE LARGE          PRUDENTIAL SP DAVIS VALUE
                            DAVIS VALUE FUND                GROWTH              CAP GROWTH PORTFOLIO              PORTFOLIO
                        ------------------------    -----------------------    -----------------------    -------------------------
                        01/01/2005    01/01/2004   01/01/2005    01/01/2004   01/01/2005    01/01/2004    01/01/2005     01/01/2004
                            TO            TO           TO            TO           TO            TO            TO             TO
                        12/31/2005    12/31/2004   12/31/2005    12/31/2004   12/31/2005    12/31/2004    12/31/2005     12/31/2004
                       -----------    ----------   ----------    ----------   ----------    ----------    -----------   -----------


                       $   (26,121)   $  (30,655)  $  (12,582)   $  (13,402)  $  (41,319)   $  (29,123)   $   (93,571)  $  (108,172)
                                 0             0            0             0            0             0      1,236,863             0
                           146,241        59,291      (39,590)      (85,610)      42,615        12,997         87,433        94,177
                           333,759       569,646      167,104       156,693      392,629       129,320       (170,049)    1,014,266
                       -----------    ----------   ----------    ----------   ----------    ----------    -----------   -----------


                           453,879       598,282      114,932        57,681      393,925       113,194      1,060,676     1,000,271
                       -----------    ----------   ----------    ----------   ----------    ----------    -----------   -----------


                           396,059        26,840       87,456         1,004      319,017       917,077      2,589,264     3,624,458
                        (1,063,210)     (398,458)    (161,404)     (101,042)    (125,832)      (98,494)      (428,447)     (316,358)

                           205,143       389,638       41,776       (42,569)     (72,780)      137,696         90,263       735,035
                            (1,714)       (1,844)        (328)         (404)      (3,611)         (282)       (13,592)       (2,437)
                       -----------    ----------   ----------    ----------   ----------    ----------    -----------   -----------


                          (463,722)       16,176      (32,500)     (143,011)     116,794       955,997      2,237,488     4,040,698
                       -----------    ----------   ----------    ----------   ----------    ----------    -----------   -----------

                            (9,843)      614,458       82,432       (85,330)     510,719     1,069,191      3,298,164     5,040,969


                         6,011,291     5,396,833      929,861     1,015,191    2,493,618     1,424,427     11,619,685     6,578,716
                       -----------    ----------   ----------    ----------   ----------    ----------    -----------   -----------
                       $ 6,001,448    $6,011,291   $1,012,293    $  929,861   $3,004,337    $2,493,618    $14,917,849   $11,619,685
                       ===========    ==========   ==========    ==========   ==========    ==========    ===========   ===========

                         5,858,409     5,826,356    1,611,465     1,879,915    2,632,586     1,820,554      9,575,516     6,373,711
                       -----------    ----------   ----------    ----------   ----------    ----------    -----------   -----------
                           532,524       733,615      178,432       111,246      384,419     1,263,083      2,829,120     4,413,686
                          (972,374)     (701,562)    (240,874)     (379,696)    (321,356)     (451,051)    (1,250,729)   (1,211,881)
                       -----------    ----------   ----------    ----------   ----------    ----------    -----------   -----------
                         5,418,559     5,858,409    1,549,023     1,611,465    2,695,649     2,632,586     11,153,907     9,575,516
                       ===========    ==========   ==========    ==========   ==========    ==========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGE IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                     SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
                                                   PRUDENTIAL SP SMALL-CAP     PRUDENTIAL SP SMALL CAP    PRUDENTIAL SP PIMCO TOTAL
                                                      VALUE, PORTFOLIO            GROWTH PORTFOLIO            RETURN PORTFOLIO
                                                  -------------------------    -----------------------    -------------------------
                                                  01/01/2005    01/01/2004    01/01/2005    01/01/2004    01/01/2005     01/01/2004
                                                      TO            TO            TO            TO            TO             TO
                                                  12/31/2005    12/31/2004    12/31/2005    12/31/2004    12/31/2005     12/31/2004
                                                 -----------    -----------   ----------    ----------    -----------   -----------
OPERATIONS
 Net investment income (loss) ................   $  (176,087)   $  (145,399)  $  (37,892)   $  (25,198)   $ 1,323,499   $   143,630
 Capital gains distributions received ........     1,893,290          2,650            0             0        665,637       534,879
 Realized gain (loss) on shares redeemed .....       159,233        163,363        7,203         7,139         19,330       142,213
 Net change in unrealized gain (loss) on
  investments ................................    (1,266,904)     2,148,374       68,409         1,521     (1,677,802)      386,124
                                                 -----------    -----------   ----------    ----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..................       609,532      2,168,988       37,720       (16,538)       330,664     1,206,846
                                                 -----------    -----------   ----------    ----------    -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .................     3,171,223      6,567,256      425,553     1,132,178      7,619,868    10,562,148
 Surrenders, withdrawals and death benefits ..      (911,721)      (578,726)    (100,126)      (46,915)    (2,351,826)   (2,604,037)
 Net transfers between other subaccounts or
   fixed rate option .........................       559,884        910,479       40,194       135,093      1,387,361       121,313
 Withdrawal and other charges ................       (30,167)        (2,914)      (3,918)         (367)       (39,301)       (9,667)
                                                 -----------    -----------   ----------    ----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER TRANSACTIONS .     2,789,219      6,896,095      361,703     1,219,989      6,616,102     8,069,757
                                                 -----------    -----------   ----------    ----------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ......     3,398,751      9,065,083      399,423     1,203,451      6,946,766     9,276,603

NET ASSETS
 Beginning of period .........................    15,444,907      6,379,824    2,264,156     1,060,705     36,696,385    27,419,782
                                                 -----------    -----------   ----------    ----------    -----------   -----------
 End of period ...............................   $18,843,658    $15,444,907   $2,663,579    $2,264,156    $43,643,151   $36,696,385
                                                 ===========    ===========   ==========    ==========    ===========   ===========

 Beginning units .............................    10,478,341      5,281,710    2,352,380     1,332,566     30,931,506    23,027,676
                                                 -----------    -----------   ----------    ----------    -----------   -----------
 Units issued ................................     3,636,974      6,464,004      627,859     1,284,300     10,509,137    14,420,691
 Units redeemed ..............................    (1,787,512)    (1,267,373)    (327,447)     (264,486)    (4,290,355)   (6,516,861)
                                                 -----------    -----------   ----------    ----------    -----------   -----------
 Ending units ................................    12,327,803     10,478,341    2,652,792     2,352,380     37,150,288    30,931,506
                                                 ===========    ===========   ==========    ==========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23


                                                                  SUBACCOUNTS (CONTINUED)
                         ----------------------------------------------------------------------------------------------------------
                                                       JANUS ASPEN LARGE CAP
                         PRUDENTIAL SP PIMCO HIGH             GROWTH             PRUDENTIAL SP LARGE CAP    PRUDENTIAL SP AIM CORE
                                   YIELD                PORTFOLIO - SERVICE               VALUE                     EQUITY
                                 PORTFOLIO                    SHARES                    PORTFOLIO                  PORTFOLIO
                         -------------------------    -----------------------    -----------------------    -----------------------
                         01/01/2005    01/01/2004    01/01/2005    01/01/2004   01/01/2005    01/01/2004    01/01/2005   01/01/2004
                             TO            TO            TO            TO           TO            TO            TO           TO
                         12/31/2005    12/31/2004    12/31/2005    12/31/2004   12/31/2005    12/31/2004    12/31/2005   12/31/2004
                        -----------    -----------   ----------    ----------   ----------    ----------    ----------   ----------

                        $   699,791    $   476,738   $  (23,161)   $  (17,748)  $  (41,909)   $  (33,670)   $   (8,455)  $  (11,726)
                            174,047         63,373            0             0      153,032             0             0            0
                             16,243         35,694       14,758         8,252      139,753       126,564        24,816        9,210
                           (538,965)       163,229       50,884        57,733       60,801       628,412        28,558       93,065
                        -----------    -----------   ----------    ----------   ----------    ----------    ----------   ----------


                            351,116        739,034       42,481        48,237      311,677       721,306        44,919       90,549
                        -----------    -----------   ----------    ----------   ----------    ----------    ----------   ----------


                          3,690,263      5,533,672      160,317     1,090,948      820,571     1,358,575       366,666      531,182
                           (572,865)      (394,066)     (38,579)      (32,214)    (540,628)     (531,615)      (41,373)     (40,575)

                            356,222        694,227      (74,643)      (20,755)     351,335       522,003      (247,517)      62,598
                            (19,758)        (1,789)      (4,514)         (175)      (6,305)       (1,200)       (1,816)        (220)
                        -----------    -----------   ----------    ----------   ----------    ----------    ----------   ----------


                          3,453,862      5,832,044       42,581     1,037,804      624,973     1,347,763        75,960      552,985
                        -----------    -----------   ----------    ----------   ----------    ----------    ----------   ----------

                          3,804,978      6,571,078       85,062     1,086,041      936,650     2,069,069       120,879      643,534


                         11,517,032      4,945,954    1,654,352       568,311    5,563,289     3,494,220     1,436,733      793,199
                        -----------    -----------   ----------    ----------   ----------    ----------    ----------   ----------
                        $15,322,010    $11,517,032   $1,739,414    $1,654,352   $6,499,939    $5,563,289    $1,557,612   $1,436,733
                        ===========    ===========   ==========    ==========   ==========    ==========    ==========   ==========

                          8,863,667      4,059,124    1,556,535       754,626    4,543,097     3,471,011     1,570,182    1,090,436
                        -----------    -----------   ----------    ----------   ----------    ----------    ----------   ----------
                          4,143,000      6,173,187      165,952       981,707    1,204,169     1,922,145       374,121      616,392
                         (1,469,026)    (1,368,644)    (161,686)     (179,798)    (783,906)     (850,059)     (326,442)    (136,646)
                        -----------    -----------   ----------    ----------   ----------    ----------    ----------   ----------
                         11,537,641      8,863,667    1,560,801     1,556,535    4,963,360     4,543,097     1,617,861    1,570,182
                        ===========    ===========   ==========    ==========   ==========    ==========    ==========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                      A24

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGE IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                      SUBACCOUNTS
                                                    -------------------------------------------------------------------------------
                                                    PRUDENTIAL SP STRATEGIC       PRUDENTIAL SP MID             SP PRUDENTIAL
                                                       PARTNERS FOCUSED               CAP GROWTH                U.S. EMERGING
                                                       GROWTH PORTFOLIO               PORTFOLIO                GROWTH PORTFOLIO
                                                    -----------------------    ------------------------    ------------------------
                                                   01/01/2005    01/01/2004    01/01/2005    01/01/2004    01/01/2005    01/01/2004
                                                       TO            TO            TO            TO            TO            TO
                                                   12/31/2005    12/31/2004    12/31/2005    12/31/2004    12/31/2005    12/31/2004
                                                   ----------    ----------   -----------    ----------    -----------   ----------

OPERATIONS
 Net investment income (loss) ..................   $  (23,546)   $  (15,111)  $   (88,126)   $  (44,196)   $  (122,772)  $  (69,434)
 Capital gains distributions received ..........            0             0             0             0      1,162,418          927
 Realized gain (loss) on shares redeemed .......       18,323        11,807       123,056        47,521         82,649       56,821
 Net change in unrealized gain (loss) on
 investments ...................................      227,002       110,885       459,796       537,146        286,558      923,639
                                                   ----------    ----------   -----------    ----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...............................      221,779       107,581       494,726       540,471      1,408,853      911,953
                                                   ----------    ----------   -----------    ----------    -----------   ----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ...................      272,679       418,362     1,047,689     1,269,202        967,468    2,789,061
 Surrenders, withdrawals and death benefits ....      (78,062)      (84,302)     (341,365)     (167,946)      (399,537)    (168,706)
 Net transfers between other subaccounts or
   fixed rate option ...........................      173,156       110,956     1,757,499       391,719      1,118,653      307,052
 Withdrawal and other charges ..................       (1,985)         (228)       (7,576)         (799)       (13,297)      (2,217)
                                                   ----------    ----------   -----------    ----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CONTRACT OWNER TRANSACTIONS ..............      365,788       444,788     2,456,247     1,492,176      1,673,287    2,925,190
                                                   ----------    ----------   -----------    ----------    -----------   ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........      587,567       552,369     2,950,973     2,032,647      3,082,140    3,837,143

NET ASSETS
 Beginning of period ...........................    1,307,627       755,258     4,027,700     1,995,053      6,538,099    2,700,956
                                                   ----------    ----------   -----------    ----------    -----------   ----------
 End of period .................................   $1,895,194    $1,307,627   $ 6,978,673    $4,027,700    $ 9,620,239   $6,538,099
                                                   ==========    ==========   ===========    ==========    ===========   ==========

 Beginning units ...............................    1,402,862     1,048,670     4,157,602     3,011,355      5,270,270    3,234,105
                                                   ----------    ----------   -----------    ----------    -----------   ----------
 Units issued ..................................      409,596       694,073     3,112,348     1,917,065      2,338,441    2,858,488
 Units redeemed ................................     (162,979)     (339,881)   (1,082,372)     (770,818)    (1,041,665)    (822,323)
                                                   ----------    ----------   -----------    ----------    -----------   ----------
 Ending units ..................................    1,649,479     1,402,862     6,187,578     4,157,602      6,567,046    5,270,270
                                                   ==========    ==========   ===========    ==========    ===========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25


                                                                SUBACCOUNTS (CONTINUED)
                     --------------------------------------------------------------------------------------------------------------
                                                                                                                 PRUDENTIAL SP
                           PRUDENTIAL SP                PRUDENTIAL SP                PRUDENTIAL SP             AGGRESSIVE GROWTH
                        CONSERVATIVE ASSET             BALANCED ASSET                GROWTH ASSET              ASSET ALLOCATION
                       ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO              PORTFOLIO
                     -------------------------    -------------------------    -------------------------    -----------------------
                     01/01/2005    01/01/2004     01/01/2005    01/01/2004     01/01/2005     01/01/2004    01/01/2005   01/01/2004
                         TO            TO             TO            TO             TO             TO            TO           TO
                     12/31/2005    12/31/2004     12/31/2005    12/31/2004     12/31/2005     12/31/2004    12/31/2005   12/31/2004
                    -----------    -----------   -----------    -----------   -----------    -----------    ----------   ----------


                    $   (69,591)   $   (56,929)  $  (374,300)   $  (227,579)  $  (333,501)   $  (188,648)   $  (63,510)  $  (39,317)
                        677,989         29,101     1,412,922         13,299       963,290              0       156,779            0
                        264,570         79,906       542,056        239,423       572,810         59,599        60,616       10,121
                        196,071      1,117,366     1,819,596      2,832,863     1,611,530      2,377,906       255,943      421,397
                    -----------    -----------   -----------    -----------   -----------    -----------    ----------   ----------


                      1,069,039      1,169,444     3,400,274      2,858,006     2,814,129      2,248,857       409,828      392,201
                    -----------    -----------   -----------    -----------   -----------    -----------    ----------   ----------


                      8,791,792      8,510,681    28,008,001     17,786,940    19,270,468     13,245,639       746,316    1,961,942
                     (2,000,285)      (257,589)   (2,582,613)    (1,177,324)   (1,364,349)      (503,991)     (178,268)     (20,076)

                        935,108      1,334,747     1,472,449      4,118,231     2,553,078      2,043,868       358,086      173,200
                        (29,269)        (3,033)      (61,482)        (6,768)      (65,696)        (4,541)       (9,512)        (958)
                    -----------    -----------   -----------    -----------   -----------    -----------    ----------   ----------


                      7,697,346      9,584,806    26,836,355     20,721,079    20,393,501     14,780,975       916,622    2,114,108
                    -----------    -----------   -----------    -----------   -----------    -----------    ----------   ----------

                      8,766,385     10,754,250    30,236,629     23,579,085    23,207,630     17,029,832     1,326,450    2,506,309


                     19,171,872      8,417,622    37,366,920     13,787,835    24,855,027      7,825,195     3,958,587    1,452,278
                    -----------    -----------   -----------    -----------   -----------    -----------    ----------   ----------
                    $27,938,257    $19,171,872   $67,603,549    $37,366,920   $48,062,657    $24,855,027    $5,285,037   $3,958,587
                    ===========    ===========   ===========    ===========   ===========    ===========    ==========   ==========

                     16,342,750      7,914,672    30,709,053     13,243,672    20,303,875      8,135,275     3,055,154    1,399,916
                    -----------    -----------   -----------    -----------   -----------    -----------    ----------   ----------
                      7,843,081      9,803,898    22,356,279     20,446,173    13,134,859     12,878,275     1,046,529    1,822,643
                     (3,146,948)    (1,375,820)   (7,395,174)    (2,980,792)   (5,000,830)      (709,675)     (400,139)    (167,405)
                    -----------    -----------   -----------    -----------   -----------    -----------    ----------   ----------
                     21,038,883     16,342,750    45,670,158     30,709,053    28,437,904     20,303,875     3,701,544    3,055,154
                    ===========    ===========   ===========    ===========   ===========    ===========    ==========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGE IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                       SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                           PRUDENTIAL SP
                                                           WILLIAM BLAIR              PRUDENTIAL SP
                                                           INTERNATIONAL            LSV INTERNATIONAL              EVERGREEN
                                                         GROWTH PORTFOLIO            VALUE PORTFOLIO            VA GROWTH FUND
                                                      -----------------------    -----------------------    -----------------------
                                                     01/01/2005    01/01/2004   01/01/2005    01/01/2004    01/01/2005   01/01/2004
                                                         TO            TO           TO            TO            TO           TO
                                                     12/31/2005    12/31/2004   12/31/2005    12/31/2004    12/31/2005   12/31/2004
                                                     ----------    ----------   ----------    ----------    ----------   ----------

OPERATIONS
 Net investment income (loss) ....................   $  (35,505)   $  (27,300)  $  (48,697)   $  (31,663)    $  (150)      $  (35)
 Capital gains distributions received ............      148,432             0      375,209             0           0            0
 Realized gain (loss) on shares redeemed .........       59,828        34,850       47,072        30,567          14            0
 Net change in unrealized gain (loss) on
  investments ....................................      397,067       321,770      138,444       453,015       1,116          332
                                                     ----------    ----------   ----------    ----------     -------       ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ................................      569,822       329,320      512,028       451,919         980          297
                                                     ----------    ----------   ----------    ----------     -------       ------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .....................      957,880     1,040,154      691,184     1,549,404           0        2,599
 Surrenders, withdrawals and death benefits ......     (115,822)     (150,522)    (108,979)     (113,960)          0            0
 Net transfers between other subaccounts or fixed
  rate option ....................................      151,278       454,670       89,988       222,761       7,501            0
 Withdrawal and other charges ....................       (4,443)         (451)      (7,159)         (654)         (2)           0
                                                     ----------    ----------   ----------    ----------     -------       ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CONTRACT OWNER TRANSACTIONS ...............      988,893     1,343,851      665,034     1,657,551       7,499        2,599
                                                     ----------    ----------   ----------    ----------     -------       ------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........    1,558,715     1,673,171    1,177,062     2,109,470       8,479        2,896

NET ASSETS
 Beginning of period .............................    3,017,831     1,344,660    3,811,989     1,702,519       2,896            0
                                                     ----------    ----------   ----------    ----------     -------       ------
 End of period ...................................   $4,576,546    $3,017,831   $4,989,051    $3,811,989     $11,375       $2,896
                                                     ==========    ==========   ==========    ==========     =======       ======

 Beginning units .................................    2,718,885     1,773,203    3,232,109     1,901,549       1,922            0
                                                     ----------    ----------   ----------    ----------     -------       ------
 Units issued ....................................    1,403,818     1,506,952      908,006     2,050,940       5,290        1,923
 Units redeemed ..................................     (726,508)     (561,270)    (461,960)     (720,380)          0           (1)
                                                     ----------    ----------   ----------    ----------     -------       ------
 Ending units ....................................    3,396,195     2,718,885    3,678,155     3,232,109       7,212        1,922
                                                     ==========    ==========   ==========    ==========     =======       ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27


                                                                        SUBACCOUNTS (CONTINUED)
                                     ----------------------------------------------------------------------------------------------

                                     EVERGREEN VA                                 EVERGREEN VA SPECIAL      EVERGREEN INTERNATIONAL
                                     BALANCED FUND    EVERGREEN VA OMEGA FUND          VALUES FUND                EQUITY FUND
                                     -------------    -----------------------    -----------------------    -----------------------
                                      01/01/2005     01/01/2005    01/01/2004   01/01/2005    01/01/2004    01/01/2005   01/01/2004
                                          TO             TO            TO           TO            TO            TO           TO
                                      12/31/2005     12/31/2005    12/31/2004   12/31/2005    12/31/2004    12/31/2005   12/31/2004
                                     -------------   ----------    ----------   ----------    ----------    ----------   ----------


                                        $   116       $ (6,746)    $  (6,196)    $   (947)     $    273      $  2,848     $    541
                                              0              0             0       21,152         1,327             0            0
                                            194          3,919          (875)         527            78         2,829          668
                                            260         10,940        23,524       (3,864)       20,638        42,202       38,938
                                        -------       --------     ---------     --------      --------      --------     --------


                                            570          8,113        16,453       16,868        22,316        47,879       40,147
                                        -------       --------     ---------     --------      --------      --------     --------


                                         13,856         41,558       194,326       14,051        70,320        62,661      122,871
                                              0         (1,141)       (1,045)        (557)            0        (1,817)        (594)

                                              0        (37,190)       92,353        4,780        76,370        (2,619)     104,181
                                              0           (373)          (49)        (307)          (10)         (112)          (3)
                                        -------       --------     ---------     --------      --------      --------     --------



                                         13,856          2,854       285,585       17,967       146,680        58,113      226,455
                                        -------       --------     ---------     --------      --------      --------     --------

                                         14,426         10,967       302,038       34,835       168,996       105,992      266,602


                                              0        432,551       130,513      180,392        11,396       281,380       14,778
                                        -------       --------     ---------     --------      --------      --------     --------
                                        $14,426       $443,518     $ 432,551     $215,227      $180,392      $387,372     $281,380
                                        =======       ========     =========     ========      ========      ========     ========

                                              0        308,139        97,966      121,801         9,106        22,984        1,414
                                        -------       --------     ---------     --------      --------      --------     --------
                                         11,887         46,151       312,860       12,212       112,702         5,670       22,026
                                             (1)       (44,712)     (102,687)        (684)           (7)         (916)        (456)
                                        -------       --------     ---------     --------      --------      --------     --------
                                         11,886        309,578       308,139      133,329       121,801        27,738       22,984
                                        =======       ========     =========     ========      ========      ========     ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGE IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                   SUBACCOUNTS
                                             --------------------------------------------------------------------------------------
                                                                                AST                 AST                  AST
                                                   EVERGREEN VA         ALLIANCE BERNSTEIN    AMERICAN CENTURY    AMERICAN CENTURY
                                                   FUNDAMENTAL            GROWTH & INCOME     INCOME & GROWTH    STRATEGIC BALANCED
                                                  LARGE CAP FUND             PORTFOLIO           PORTFOLIO            PORTFOLIO
                                             -----------------------    ------------------    ----------------   ------------------
                                             01/01/2005   01/01/2004        3/14/2005*           3/14/2005*          3/14/2005*
                                                 TO           TO                TO                   TO                  TO
                                             12/31/2005   12/31/2004        12/31/2005           12/31/2005          12/31/2005
                                             ----------   ----------    ------------------    ----------------   ------------------
OPERATIONS
 Net investment income (loss)............     $ (2,564)    $   (157)         $   (536)            $ (1,084)            $  (178)
 Capital gains distributions received....            0            0                 0                    0                   0
 Realized gain (loss) on shares redeemed.        1,499          656               (11)                 (84)                  4
 Net change in unrealized gain (loss) on
  investments............................       29,794       24,318             2,839                3,178               1,150
                                              --------     --------          --------             --------             -------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............       28,729       24,817             2,292                2,010                 976
                                              --------     --------          --------             --------             -------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments.............            0      174,686            80,919              169,773              42,736
 Surrenders, withdrawals and death
  benefits...............................       (7,301)           0                 0               (1,351)                  0
 Net transfers between other subaccounts
  or fixed rate option...................       66,572          103            34,136               11,011               7,019
 Withdrawal and other charges............          (32)           0                 0                    0                   0
                                              --------     --------          --------             --------             -------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS...........................       59,239      174,789           115,055              179,433              49,755
                                              --------     --------          --------             --------             -------

TOTAL INCREASE (DECREASE) IN NET ASSETS..       87,968      199,606           117,347              181,443              50,731

NET ASSETS
 Beginning of period.....................      309,656      110,050                 0                    0                   0
                                              --------     --------          --------             --------             -------
 End of period...........................     $397,624     $309,656          $117,347             $181,443             $50,731
                                              ========     ========          ========             ========             =======

 Beginning units.........................       27,752       10,586                 0                    0                   0
                                              --------     --------          --------             --------             -------
 Units issued............................        6,256       23,234            11,569               19,433               4,911
 Units redeemed..........................         (756)      (6,068)             (143)              (1,871)                  0
                                              --------     --------          --------             --------             -------
 Ending units............................       33,252       27,752            11,426               17,562               4,911
                                              ========     ========          ========             ========             =======


* Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29


                                                      SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

  AST COHEN &      AST GLOBAL     AST DEAM        AST DEAM         AST DEAM       AST GOLDMAN       AST FEDERATED
  STEERS REAL      ALLOCATION    LARGE-CAP       SMALL-CAP         SMALL-CAP    SACHS HIGH YIELD     AGGRESSIVE       AST MID-CAP
ESTATE PORTFOLIO    PORFOLIO   VALUE PORFOLIO GROWTH PORFOLIO   VALUE PORFOLIO     PORTFOLIO      GROWTH PORTFOLIO  VALUE PORTFOLIO
----------------   ----------  -------------- ---------------   --------------  ----------------  ----------------  ---------------
   3/14/2005*      3/14/2005*    3/14/2005*      3/14/2005*       3/14/2005*       3/14/2005*        3/14/2005*        3/14/2005*
       TO              TO            TO              TO               TO               TO                TO                TO
   12/31/2005      12/31/2005    12/31/2005      12/31/2005       12/31/2005       12/02/2005        12/02/2005        12/02/2005
----------------   ----------  -------------- ---------------   --------------  ----------------  ----------------  ---------------

    $ (1,338)        $  (183)     $  (264)        $  (222)         $   (779)        $ (5,283)         $ (2,468)         $   (903)
           0               0            0               0               489                0                 0                 0
         412              56           31             (12)              191             (794)              (31)              (28)
      12,885           1,254        1,790             960              (519)          10,043            23,392             2,205
    --------         -------      -------         -------          --------         --------          --------          --------


      11,959           1,127        1,557             726              (618)           3,966            20,893             1,274
    --------         -------      -------         -------          --------         --------          --------          --------


     155,482           4,631       40,153          54,505           110,143          555,853           142,745           132,026
        (306)              0            0               0            (7,098)          (7,213)           (2,812)             (707)

      60,173          17,299        1,272             360             3,015          173,415           224,949             4,654
          (6)              0            0               0                 0             (298)             (341)                0
    --------         -------      -------         -------          --------         --------          --------          --------


     215,343          21,930       41,425          54,865           106,060          721,757           364,541           135,973
    --------         -------      -------         -------          --------         --------          --------          --------

     227,302          23,057       42,982          55,591           105,442          725,723           385,434           137,247


           0               0            0               0                 0                0                 0                 0
    --------         -------      -------         -------          --------         --------          --------          --------
    $227,302         $23,057      $42,982         $55,591          $105,442         $725,723          $385,434          $137,247
    ========         =======      =======         =======          ========         ========          ========          ========

           0               0            0               0                 0                0                 0                 0
    --------         -------      -------         -------          --------         --------          --------          --------
      20,139           4,348        4,555           5,506            12,355           95,145            37,079            14,234
      (1,230)         (2,180)        (544)           (116)           (1,835)         (21,568)           (1,919)             (976)
    --------         -------      -------         -------          --------         --------          --------          --------
      18,909           2,168        4,011           5,390            10,520           73,577            35,160            13,258
    ========         =======      =======         =======          ========         ========          ========          ========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGE IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------

                                                                 AST GOLDMAN                                              AST LORD
                                                                    SACHS            AST GOLDMAN                        ABBETT BOND
                                             AST SMALL-CAP      CONCENTRATED        SACHS MID-CAP      AST LARGE-CAP     DEBENTURE
                                            VALUE PORTFOLIO   GROWTH PORTFOLIO    GROWTH PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO
                                            ---------------   ----------------    ----------------    ---------------   -----------
                                              3/14/2005*         3/14/2005*          3/14/2005*         3/14/2005*       3/14/2005*
                                                  TO                 TO                  TO                 TO               TO
                                              12/02/2005         12/02/2005          12/31/2005         12/31/2005       12/31/2005
                                            ---------------   ----------------    ----------------    ---------------   -----------
OPERATIONS
 Net investment income (loss)...........        $  (440)          $   (959)           $ (2,609)          $ (3,593)        $ (3,546)
 Capital gains distributions received ..              0                  0                   0                  0              114
 Realized gain (loss) on shares redeemed            126                 74                 354                160               18
 Net change in unrealized gain (loss) on
  investments...........................          2,235              6,983              13,795             10,482            4,638
                                                -------           --------            --------           --------         --------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............          1,921              6,098              11,540              7,049            1,224
                                                -------           --------            --------           --------         --------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ...........         42,437            135,338             262,344            258,130          611,392
 Surrenders, withdrawals and death
  benefits .............................         (3,237)              (521)             (9,891)            (2,622)          (4,487)
 Net transfers between other subaccounts
  or fixed rate option..................         32,079              8,886             164,596            261,070           30,045
 Withdrawal and other charges...........              0                  0                (201)              (416)              (7)
                                                -------           --------            --------           --------         --------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS..........................         71,279            143,703             416,848            516,162          636,943
                                                -------           --------            --------           --------         --------

TOTAL INCREASE (DECREASE) IN NET ASSETS.         73,200            149,801             428,388            523,211          638,167

NET ASSETS
 Beginning of period ...................              0                  0                   0                  0                0
                                                -------           --------            --------           --------         --------
 End of period..........................        $73,200           $149,801            $428,388           $523,211         $638,167
                                                =======           ========            ========           ========         ========

 Beginning units........................              0                  0                   0                  0                0
                                                -------           --------            --------           --------         --------
 Units issued...........................          6,761             14,122              45,361             53,320           69,445
 Units redeemed.........................            108               (201)             (4,893)            (3,776)          (5,312)
                                                -------           --------            --------           --------         --------
 Ending units...........................          6,869             13,921              40,468             49,544           64,133
                                                =======           ========            ========           ========         ========

* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31


                                                   SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                   AST
                               NEUBERGER &   AST NEUBERGER                           AST                AST            AST T. ROWE
 AST MARSICO       AST MFS     BERMAN MID-   & BERMAN MID-     AST PIMCO      ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN    PRICE NATURAL
CAPITAL GROWTH     GROWTH      CAP GROWTH      CAP VALUE        LIMITED          CORE VALUE        MANAGED INDEX        RESOURCES
  PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO     MATURITY BOND        PORTFOLIO             500             PORTFOLIO
--------------   ----------    -----------   -------------   -------------    -----------------  -----------------    -------------
  3/14/2005*     3/14/2005*    3/14/2005*      3/14/2005*      3/14/2005*        3/14/2005*          3/14/2005*         3/14/2005*
      TO             TO            TO              TO              TO                TO                  TO                 TO
  12/31/2005     12/02/2005    12/31/2005      12/31/2005      12/31/2005        12/31/2005          12/31/2005         12/31/2005
--------------   ----------    -----------   -------------   -------------    -----------------  -----------------    -------------

   $ (4,490)      $   (735)     $ (1,141)       $ (3,848)       $ (4,991)          $  (316)           $  (212)          $   (7,735)
          0              0             0             729              55                 0                  0                    0
        540            622           519             486              52                 7                 44                1,861
     39,887          4,819        15,079          30,771           5,992             1,830                418              121,949
   --------       --------      --------        --------        --------           -------            -------           ----------


     35,937          4,706        14,457          28,138           1,108             1,521                250              116,075
   --------       --------      --------        --------        --------           -------            -------           ----------


    378,869        100,575       131,866         318,831         528,919            44,128             27,371              385,311
     (2,567)          (811)          (21)         (2,485)        (20,146)                0                  0               (4,146)

    327,156         (1,124)       39,073         259,470         246,722             8,121             37,972              971,907
       (549)             0             0            (346)           (300)                0                  0                 (958)
   --------       --------      --------        --------        --------           -------            -------           ----------


    702,909         98,640       170,918         575,470         755,195            52,249             65,343            1,352,114
   --------       --------      --------        --------        --------           -------            -------           ----------

    738,846        103,346       185,375         603,608         756,303            53,770             65,593            1,468,189


          0              0             0               0               0                 0                  0                    0
   --------       --------      --------        --------        --------           -------            -------           ----------
   $738,846       $103,346      $185,375        $603,608        $756,303           $53,770            $65,593           $1,468,189
   ========       ========      ========        ========        ========           =======            =======           ==========

          0              0             0               0               0                 0                  0                    0
   --------       --------      --------        --------        --------           -------            -------           ----------
     72,933         10,929        16,408          59,108          80,324             5,210              6,766              133,729
     (5,210)        (1,320)          (62)         (3,685)         (5,129)                0               (459)              (8,669)
   --------       --------      --------        --------        --------           -------            -------           ----------
     67,723          9,609        16,346          55,423          75,195             5,210              6,307              125,060
   ========       ========      ========        ========        ========           =======            =======           ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGE IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                       SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                                                                                             AST
                                                     AST T. ROWE                                                         AGGRESSIVE
                                                     PRICE ASSET      AST MFS         AST JP MORGAN      AST T. ROWE        ASSET
                                                     ALLOCATION    GLOBAL EQUITY      INTERNATIONAL      PRICE GLOBAL    ALLOCATION
                                                      PORTFOLIO      PORTFOLIO      EQUITY PORTFOLIO    BOND PORTFOLIO    PORTFOLIO
                                                     -----------   -------------    ----------------    --------------   ----------
                                                     3/14/2005*      3/14/2005*        3/14/2005*         3/14/2005*     12/5/2005*
                                                         TO              TO                TO                 TO             TO
                                                     12/31/2005      12/31/2005        12/31/2005         12/31/2005     12/31/2005
                                                     -----------   -------------    ----------------    --------------   ----------
OPERATIONS
 Net investment income (loss)....................      $  (409)       $   (846)         $   (989)          $ (1,121)      $    (35)
 Capital gains distributions received ...........            0               0                 0                 14              0
 Realized gain (loss) on shares redeemed.........           24             329               194               (663)             0
 Net change in unrealized gain (loss) on
  investments....................................        2,003           8,070            14,182             (4,281)          (654)
                                                       -------        --------          --------           --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...............................        1,618           7,553            13,387             (6,051)          (689)
                                                       -------        --------          --------           --------       --------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ....................       18,238         101,864           151,913            190,120         40,526
 Surrenders, withdrawals and death benefits .....            0          (7,112)              (33)            (1,878)             0
 Net transfers between other subaccounts or fixed
  rate option....................................       36,597          33,502            15,703             61,616         68,702
 Withdrawal and other charges....................            0               0                 0                (12)             0
                                                       -------        --------          --------           --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CONTRACT OWNER TRANSACTIONS...............       54,835         128,254           167,583            249,846        109,228
                                                       -------        --------          --------           --------       --------

TOTAL INCREASE (DECREASE) IN NET ASSETS..........       56,453         135,807           180,970            243,795        108,539

NET ASSETS
 Beginning of period.............................            0               0                 0                  0              0
                                                       -------        --------          --------           --------       --------
 End of period...................................      $56,453        $135,807          $180,970           $243,795       $108,539
                                                       =======        ========          ========           ========       ========

 Beginning units.................................            0               0                 0                  0              0
                                                       -------        --------          --------           --------       --------
 Units issued....................................        6,281          14,408            28,631             28,206         10,856
 Units redeemed..................................         (834)         (1,451)          (11,658)            (2,425)             0
                                                       -------        --------          --------           --------       --------
 Ending units....................................        5,447          12,957            16,973             25,781         10,856
                                                       =======        ========          ========           ========       ========

* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33


                                                                              SUBACCOUNTS (CONTINUED)
                                                -----------------------------------------------------------------------------------

                                                AST CAPITAL    AST BALANCED           AST
                                                GROWTH ASSET       ASSET         CONSERVATIVE      AST PRESERVATION   GARTMORE GVIT
                                                 ALLOCATION     ALLOCATION     ASSET ALLOCATION    ASSET ALLOCATION     DEVELOPING
                                                 PORTFOLIO       PORTFOLIO         PORTFOLIO          PORTFOLIO          MARKETS
                                                ------------   ------------    ----------------    ----------------   -------------
                                                 12/5/2005*     12/5/2005*        12/5/2005*          12/5/2005*        3/14/2005*
                                                     TO             TO                TO                  TO                TO
                                                 12/31/2005     12/31/2005        12/31/2005          12/31/2005        12/31/2005
                                                ------------   ------------    ----------------    ----------------   -------------

                                                  $   (286)     $     (850)       $     (617)          $    (69)         $   (656)
                                                         0               0                 0                  0             5,000
                                                       (87)            228               634                (22)             (722)
                                                    (2,009)         (3,221)           (4,689)                14            18,324
                                                  --------      ----------        ----------           --------          --------


                                                    (2,382)         (3,843)           (4,672)               (77)           21,946
                                                  --------      ----------        ----------           --------          --------


                                                   568,441       1,731,155           911,475                  0            64,831
                                                         0               0                 0                  0              (366)

                                                    86,000         175,758           501,042            334,526            77,017
                                                         0               0                 0                  0                (2)
                                                  --------      ----------        ----------           --------          --------


                                                   654,441       1,906,913         1,412,517            334,526           141,480
                                                  --------      ----------        ----------           --------          --------

                                                   652,059       1,903,070         1,407,845            334,449           163,426


                                                         0               0                 0                  0                 0
                                                  --------      ----------        ----------           --------          --------
                                                  $652,059      $1,903,070        $1,407,845           $334,449          $163,426
                                                  ========      ==========        ==========           ========          ========

                                                         0               0                 0                  0                 0
                                                  --------      ----------        ----------           --------          --------
                                                    65,230         206,945           180,814             34,415            12,975
                                                       (55)        (16,891)          (40,360)            (1,097)              566
                                                  --------      ----------        ----------           --------          --------
                                                    65,175         190,054           140,454             33,318            13,541
                                                  ========      ==========        ==========           ========          ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                      NOTES TO THE FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2005

NOTE 1:      GENERAL

             Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Select and Discovery Choice Variable Annuity Contracts, (collectively, "Discovery Choice") are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

             The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are eighty-four subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc., American Skandia Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. Options available which invest in a corresponding portfolio of the Series Fund are: Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential High Yield Bond Portfolio, Prudential Equity Portfolio, Prudential Value Portfolio, Prudential Stock Index Portfolio, Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential Small Capitalization Stock Portfolio, Prudential Jennison 20/20 Focus Portfolio, Prudential Diversified Conservative Growth Portfolio, Prudential SP T.Rowe Price Large Cap Growth Portfolio, Prudential SP Davis Value Portfolio, Prudential SP Small Cap Value Portfolio, Prudential SP Small Cap Growth Portfolio, Prudential SP PIMCO Total Return Portfolio, Prudential SP PIMCO High Yield Portfolio, Prudential SP Large Cap Value Protfolio, Prudential SP AIM Core Equity Portfolio, Prudential SP Strategic Partners Focused Growth Portfolio, Prudential SP Mid Cap Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio, Prudential SP Conservative Asset Allocation Portfolio, Prudential SP Balanced Asset Allocation Portfolio, Prudential SP Growth Asset Allocation Portfolio, Prudential SP Aggressive Growth Asset Allocation Portfolio, Prudential SP William Blair International Growth Portfolio, Prudential SP LSV International Value Portfolio, AST AllianceBernstein Growth & Income Portfolio, AST American Century Income & Growth Portfolio, AST American Century Strategic Balanced Portfolio, AST Cohen & Steers Real Estate Portfolio, AST Global Allocation Portfolio, AST DeAm Large-Cap Value Portfolio, AST DeAm Small-Cap Growth Portfolio, AST DeAm Small-Cap Value Portfolio, AST Goldman Sachs High Yield Portfolio, AST Federated Aggressive Growth Portfolio, AST Mid Cap Value Portfolio, AST Small Cap Value Portfolio, AST Goldman Sachs Concentrated Growth Portfolio, AST Goldman Sachs Mid-Cap Growth Portfolio, AST Large Cap Value Portfolio, AST Lord Abbett Bond Debenture Portfolio, AST Marsico Capital Growth Portfolio, AST MFS Growth Portfolio, AST Neuberger & Berman Mid-Cap Growth Portfolio, AST Neuberger & Berman Mid-Cap Value Portfolio, AST PIMCO Limited Maturity Bond Portfolio, AST AllianceBernstein Core Value Portfolio, AST AllianceBernstein Managed Index 500 Portfolio, AST T.Rowe Price Natural Resources, AST T.Rowe Price Asset Allocation Portfolio, AST MFS Global Equity Portfolio, AST JP Morgan International Equity Portfolio, AST T.Rowe Price Global Bond Portfolio, AST Aggressive Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservation Asset Allocation Porffolio. Options available for the Flexible Premium contracts which invest in a corresponding portfolio of the non-Prudential adminstered funds are: Premier VIT OpCap Managed Portfolio, AIM V.I. Core Equity Fund, T. Rowe Price Equity Stock Portfolio, AIM V.I. Premier Equity, Janus Aspen Large Cap Growth Portfolio-Service Shares, MFS VIT-Research Bond Series, MFS Emerging


                                      A35

             Growth Series, Premier VIT OpCap Small Cap Portfolio, Credit Suisse Trust Global Small Cap Portfolio, Janus Aspen International Growth Portfolio, T. Rowe Price International Stock Portfolio, American Century VP Value Fund, Franklin Small-Mid Cap Growth Securities, AllianceBernstein Large Cap Growth Portfolio, Davis Value Fund, Janus Aspen Large Cap Growth Portfolio-Institutional Shares, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen International Equity Fund, Evergeen VA Fundamental Large Cap Fund, and Gartmore GVIT Developing Markets.

             The Series Funds are a diversified open-ended management investment companies, and are managed by affiliates of Prudential.

             On April 15, 2005, the following funds were merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2005 as a transfer in.

        RETIRED PORTFOLIOS                                  NEW PORTFOLIOS                                        ASSETS MOVED
         ------------------                                 --------------                                        -------------
        Evergreen VA Fund...............................    Evergreen VA Fundamental Large Cap Fund               $          54,606


             On April 29, 2005 the following funds were merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2005 as a transfer in.

        RETIRED PORTFOLIOS                                  NEW PORTFOLIOS                                        ASSETS MOVED
         ------------------                                 --------------                                        -------------
        Prudential SP Technology Portfolio..............    SP Prudential Emerging Growth Portfolio               $         813,552
        Prudential SP MFS Capital Opportunities
         Portfolio......................................    Prudential Equity Portfolio                           $         813,155
        Prudential SP AIM Aggressive Growth Portfolio...    Prudential SP Mid Cap Growth Portfolio                $       1,562,629


             On December 2, 2005 the following funds were merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2005 as transfer in.

        RETIRED PORTFOLIOS                         NEW PORTFOLIOS                                                 ASSETS MOVED
         ------------------                        --------------                                                 -------------
        AST Alger All-Cap Growth Portfolio......   AST Neuberger & Berman Mid-Cap Growth Portfolio                $               0
        AST AllianceBernstein Growth + Value
         Portfolio .............................   AST AllianceBernstein Managed Index 500                        $          39,578


NOTE 2:      SIGNIFICANT ACCOUNTING POLICIES

             The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

             Investments -- The investments in shares of the portfolios are stated at the net asset value of the respective portfolio, whose investment securities are stated at value.

             Security Transactions -- Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

             Distributions Received -- Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.



                                      A36

NOTE 3:      TAXES

             Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Pruco Life of New Jersey management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 4:      PURCHASES AND SALES OF INVESTMENTS

             The aggregate costs of purchases and proceeds from sales, excluding distributions received and invested, of investments in the portfolios for the year ended December 31, 2005 were as follows:

                                                              PURCHASES        SALES
                                                             -----------    ------------
        Prudential Money Market Portfolio ................   $ 5,572,483    $(10,739,838)
        Prudential Diversified Bond Portfolio ............   $   418,368    $ (7,563,076)
        Prudential Equity Portfolio ......................   $ 2,407,135    $ (6,388,891)
        Prudential Value Portfolio .......................   $ 3,388,532    $ (5,228,454)
        Prudential High Yield Bond Portfolio .............   $   644,834    $ (5,021,740)
        Prudential Stock Index Portfolio .................   $ 3,951,021    $ (8,893,651)
        Prudential Global Portfolio ......................   $ 1,003,134    $ (1,499,557)
        Prudential Jennison Portfolio ....................   $ 1,215,072    $ (8,513,799)
        Prudential Small Capitalization Stock Portfolio ..   $   576,931    $ (1,743,334)
        T. Rowe Price International Stock Portfolio ......   $   262,819    $   (504,270)
        T. Rowe Price Equity Stock Portfolio .............   $   512,866    $ (2,463,508)
        Premier VIT OpCap Managed Portfolio ..............   $    74,706    $ (2,591,101)
        Premier VIT OpCap Small Cap Portfolio ............   $    68,111    $ (1,850,913)
        AIM V.I. Core Equity Fund ........................   $    59,209    $ (1,344,521)
        AIM V.I. Premier Equity Fund .....................   $   123,192    $ (2,491,815)
        Janus Aspen Large Cap Growth -- Institutional
         Shares  .........................................   $   157,163    $ (2,360,387)
        Janus Aspen International Growth Portfolio .......   $   316,434    $ (3,448,806)
        MFS VIT -- Research Bond Series ..................   $    90,005    $   (862,159)
        MFS Emerging Growth Series .......................   $   121,825    $ (2,144,994)
        Credit Suisse Trust Global Small Cap .............   $   247,711    $   (580,854)
        American Century VP Value Fund ...................   $   314,734    $ (1,255,966)
        Franklin Small-Mid Cap Growth Securities .........   $   158,895    $ (1,180,954)
        Prudential Jennison 20/20 Focus Portfolio ........   $   566,854    $ (1,218,648)
        Prudential Diversified Conservative Growth
         Portfolio .......................................   $   384,042    $ (1,875,990)
        Davis Value Fund .................................   $   412,148    $   (959,378)
        AllianceBernstein Large Cap Growth ...............   $    99,486    $   (144,567)
        Prudential SP T.Rowe Price Large Cap Growth
         Portfolio .......................................   $   416,218    $   (340,742)
        Prudential SP Davis Value Portfolio ..............   $ 3,223,989    $ (1,193,664)
        Prudential SP Small-Cap Value Portfolio ..........   $ 4,349,174    $ (1,822,098)
        Prudential SP Small Cap Growth Portfolio .........   $   621,468    $   (297,657)
        Prudential SP PIMCO Total Return Portfolio .......   $ 9,793,209    $ (3,791,348)
        Prudential SP PIMCO High Yield Portfolio .........   $ 4,529,584    $ (1,288,255)
        Janus Aspen Large Cap Growth Portfolio -- Service
         Shares ..........................................   $   199,052    $   (181,719)
        Prudential SP Large Cap Value Portfolio ..........   $ 1,355,876    $   (824,020)
        Prudential SP AIM Core Equity Portfolio ..........   $   437,472    $   (385,310)
        Prudential SP MFS Capital Opportunities Portfolio    $   122,549    $   (827,376)
        Prudential SP Strategic Partners Focused Growth
         Portfolio .......................................   $   506,530    $   (164,288)
        Prudential SP Mid Cap Growth Portfolio ...........   $ 3,215,254    $   (847,133)
        SP Prudential U.S. Emerging Growth Portfolio .....   $ 2,587,114    $ (1,036,611)
        Prudential SP AIM Aggressive Growth Portfolio ....   $   190,004    $ (1,613,446)
        Prudential SP Technology Portfolio ...............   $    46,343    $   (907,195)
        Prudential SP Conservative Asset Allocation
         Portfolio .......................................   $11,147,456    $ (3,797,097)
        Prudential SP Balanced Asset Allocation Portfolio    $33,742,476    $ (7,678,128)
        Prudential SP Growth Asset Allocation Portfolio ..   $27,489,799    $ (7,596,933)
        Prudential SP Aggressive Growth Asset Allocation
         Portfolio .......................................   $ 1,323,028    $   (476,875)
        Prudential SP William Blair International Growth
         Portfolio .......................................   $ 1,832,879    $   (899,562)
        Prudential SP LSV International Value Portfolio ..   $ 1,095,495    $   (497,101)
        Evergreen VA Balanced Fund .......................   $    14,050    $        (46)

                                      A37

NOTE 4:      PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                PURCHASES       SALES
                                                               ----------    -----------
        Evergreen VA Growth Fund ...........................   $    7,500    $      (152)
        Evergreen VA Omega Fund ............................   $   62,325    $   (67,141)
        Evergreen VA Special Values Fund ...................   $   19,054    $    (4,104)
        Evergreen International Equity Fund ................   $   69,936    $   (17,479)
        Evergreen VA Fundamental Large Cap Fund ............   $   67,372    $   (14,331)
        Evergreen VA Fund ..................................   $    7,238    $   (54,813)
        AST AllianceBernstein Growth & Income Portfolio ....   $  115,752    $    (1,233)
        AST AllianceBernstein Growth + Value Portfolio .....   $   38,015    $   (40,111)
        AST American Century Income & Growth Portfolio .....   $  196,590    $   (18,241)
        AST American Century Strategic Balanced Portfolio ..   $   49,749    $      (172)
        AST Cohen & Steers Real Estate Portfolio ...........   $  228,579    $   (14,575)
        AST Global Allocation Porfolio .....................   $   41,961    $   (20,214)
        AST DeAm Large-Cap Value Porfolio ..................   $   46,889    $    (5,728)
        AST DeAm Small-Cap Growth Porfolio .................   $   56,038    $    (1,396)
        AST DeAm Small-Cap Value Porfolio ..................   $  124,443    $   (19,170)
        AST Goldman Sachs High Yield Portfolio .............   $  835,602    $  (119,571)
        AST Federated Aggressive Growth Portfolio ..........   $  372,564    $   (10,491)
        AST Mid-Cap Value Portfolio ........................   $  145,474    $   (10,405)
        AST Small-Cap Value Portfolio ......................   $   75,127    $    (4,288)
        AST Goldman Sachs Concentrated Growth Portfolio ....   $  145,732    $    (3,026)
        AST Goldman Sachs Mid-Cap Growth Portfolio .........   $  440,406    $   (26,168)
        AST Large-Cap Value Portfolio ......................   $  525,795    $   (13,227)
        AST Lord Abbett Bond Debenture Portfolio ...........   $  672,789    $   (39,823)
        AST Marsico Capital Growth Portfolio ...............   $  715,332    $   (16,913)
        AST MFS Growth Portfolio ...........................   $  112,160    $   (14,255)
        AST Neuberger & Berman Mid-Cap Growth Portfolio ....   $  175,471    $    (5,694)
        AST Neuberger & Berman Mid-Cap Value Portfolio .....   $  588,163    $   (16,547)
        AST PIMCO Limited Maturity Bond ....................   $  806,388    $   (56,315)
        AST AllianceBernstein Core Value Portfolio .........   $   52,244    $      (311)
        AST AllianceBernstein Managed Index 500 ............   $   69,968    $    (4,837)
        AST T. Rowe Price Natural Resources Portfolio ......   $1,411,219    $   (66,839)
        AST T. Rowe Price Asset Allocation Portfolio .......   $   55,239    $      (813)
        AST MFS Global Equity Portfolio ....................   $  146,062    $   (18,654)
        AST JP Morgan International Equity Portfolio .......   $  254,762    $   (88,169)
        AST T. Rowe Price Global Bond Portfolio ............   $  271,290    $   (22,933)
        AST Aggressive Asset Allocation Portfolio ..........   $  109,224    $       (31)
        AST Capital Growth Asset Allocation Portfolio ......   $  775,604    $  (121,448)
        AST Balanced Asset Allocation Portfolio ............   $2,105,099    $(1,906,063)
        AST Conservative Asset Allocation Portfolio ........   $1,762,351    $  (350,452)
        AST Preservation Asset Allocation Portfolio ........   $  345,498    $   (11,041)
        Gartmore GVIT Developing Markets ...................   $  153,185    $   (12,602)


NOTE 5:      RELATED PARTY TRANSACTIONS

             Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

             The Series Funds have management agreements with Prudential Investment LLC ("PI") and American Skandia Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.


                                      A38

             The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

             The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

NOTE 6:      FINANCIAL HIGHLIGHTS

             Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

             The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.

                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                               PRUDENTIAL MONEY MARKET PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              16,041   0.99102    to     1.26691   $18,538       2.83%     1.35%    to   1.80%    1.08%    to     1.54%
        December 31,
         2004              20,180   0.98039    to     1.24840   $23,123       1.01%     1.35%    to   1.80%   -0.78%    to    -0.33%
        December 31,
         2003              23,421   0.98810    to     1.25286   $27,702       0.86%     1.35%    to   1.80%   -0.94%    to    -0.51%
        December 31,
         2002              34,850   1.00991    to     1.25977   $41,500       1.51%     1.35%    to   1.65%   -0.12%    to     0.17%
        December 31,
         2001              33,083   1.03811    to     1.25820   $41,173       3.87%     1.35%    to   1.65%    2.42%    to     2.72%

                                                             PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              28,661   1.33655    to     1.59160   $45,524       5.25%     1.35%    to   1.65%    1.61%    to     1.91%
        December 31,
         2004              32,767   1.31540    to     1.56260   $51,105       4.39%     1.35%    to   1.65%    3.87%    to     4.18%
        December 31,
         2003              37,311   1.26643    to     1.50079   $55,872       4.01%     1.35%    to   1.65%    5.73%    to     6.05%
        December 31,
         2002              41,855   1.19774    to     1.41582   $59,121      11.65%     1.35%    to   1.65%    5.34%    to     5.64%
        December 31,
         2001              48,162   1.13699    to     1.34090   $64,452       6.14%     1.35%    to   1.65%    5.25%    to     5.57%

                                                                  PRUDENTIAL EQUITY PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              23,619   1.11720    to     1.87806   $42,334       0.97%     1.35%    to   1.80%    9.50%    to     9.98%
        December 31,
         2004              25,261   1.01871    to     1.70828   $41,804       1.24%     1.35%    to   1.80%    7.98%    to     8.46%
        December 31,
         2003              27,122   0.94205    to     1.57580   $41,946       0.99%     1.35%    to   1.65%   29.51%    to    29.90%
        December 31,
         2002              29,120   0.72737    to     1.21384   $35,149       0.84%     1.35%    to   1.65%  -23.60%    to   -23.38%
        December 31,
         2001              33,168   0.95205    to     1.58490   $52,498       0.82%     1.35%    to   1.65%  -12.62%    to   -12.35%

                                                                  PRUDENTIAL VALUE PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              20,451   1.31000    to     2.50630   $45,457       1.39%     1.35%    to   1.80%   14.60%    to    15.11%
        December 31,
         2004              20,354   1.14140    to     2.17838   $40,694       1.40%     1.35%    to   1.80%   14.25%    to    14.76%
        December 31,
         2003              18,950   0.99748    to     1.89915   $34,773       1.57%     1.35%    to   1.80%   25.81%    to    26.37%
        December 31,
         2002              20,406   0.79168    to     1.50369   $30,173       1.32%     1.35%    to   1.65%  -23.24%    to   -23.00%
        December 31,
         2001              23,035   1.18037    to     1.95415   $44,924       1.56%     1.35%    to   1.65%   -3.65%    to    -3.37%


                                      A39


                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                             PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              15,051   1.23810    to     1.52788   $22,971       6.77%     1.35%    to   1.65%    1.74%    to     2.01%
        December 31,
         2004              17,740   1.21693    to     1.49829   $26,555       7.28%     1.35%    to   1.65%    8.52%    to     8.84%
        December 31,
         2003              19,799   1.12137    to     1.37730   $27,247       8.33%     1.35%    to   1.65%   23.00%    to    23.37%
        December 31,
         2002              22,383   0.91166    to     1.11685   $24,979      17.74%     1.35%    to   1.65%   -0.15%    to     0.18%
        December 31,
         2001              26,540   0.91301    to     1.11561   $29,588      11.57%     1.35%    to   1.65%   -2.02%    to    -1.75%

                                                               PRUDENTIAL STOCK INDEX PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              32,972   0.85200    to     1.90012   $54,609       1.49%     1.35%    to   1.75%    2.75%    to     3.14%
        December 31,
         2004              34,831   0.82814    to     1.84300   $57,162       1.62%     1.35%    to   1.75%    8.55%    to     8.98%
        December 31,
         2003              34,885   0.76179    to     1.69204   $54,006       1.44%     1.35%    to   1.65%   26.10%    to    26.48%
        December 31,
         2002              35,111   0.60378    to     1.33841   $44,387       1.22%     1.35%    to   1.65%  -23.45%    to   -23.23%
        December 31,
         2001              37,409   0.78853    to     1.74431   $64,575       0.99%     1.35%    to   1.65%  -13.46%    to   -13.21%

                                                                  PRUDENTIAL GLOBAL PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               7,150   0.85110    to     1.81132   $11,331       0.60%     1.35%    to   1.80%   14.01%    to    14.53%
        December 31,
         2004               7,323   0.74506    to     1.58248   $10,248       0.99%     1.35%    to   1.80%    7.65%    to     8.13%
        December 31,
         2003               7,208   0.69073    to     1.46429   $ 9,537       0.37%     1.35%    to   1.65%   31.88%    to    32.28%
        December 31,
         2002               7,196   0.52344    to     1.10749   $ 7,433       1.06%     1.35%    to   1.65%  -26.36%    to   -26.15%
        December 31,
         2001               7,450   0.71047    to     1.50029   $10,995       0.34%     1.35%    to   1.65%  -18.95%    to   -18.71%

                                                                 PRUDENTIAL JENNISON PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              29,303   0.69559    to     1.97537   $51,213       0.10%     1.35%    to   1.80%   12.54%    to    13.05%
        December 31,
         2004              33,127   0.61691    to     1.74849   $51,827       0.45%     1.35%    to   1.80%    7.69%    to     8.18%
        December 31,
         2003              36,097   0.57165    to     1.61723   $52,789       0.26%     1.35%    to   1.65%   28.13%    to    28.53%
        December 31,
         2002              37,205   0.44585    to     1.25897   $43,711       0.20%     1.35%    to   1.65%  -32.08%    to   -31.87%
        December 31,
         2001              40,244   0.65613    to     1.84898   $73,288       0.17%     1.35%    to   1.65%  -19.57%    to   -19.34%


                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                        PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               4,606   1.86435    to     2.35028   $10,791       0.59%     1.35%    to   1.65%    5.52%    to     5.83%
        December 31,
         2004               5,059   1.76674    to     2.22179   $11,208       0.59%     1.35%    to   1.65%   20.06%    to    20.42%
        December 31,
         2003               5,173   1.47156    to     1.84609   $ 9,528       0.46%     1.35%    to   1.65%   36.02%    to    36.42%
        December 31,
         2002               6,136   1.08184    to     1.35384   $ 8,288       0.88%     1.35%    to   1.65%  -16.30%    to   -16.05%
        December 31,
         2001               6,415   1.29257    to     1.61358   $10,328       0.52%     1.35%    to   1.65%    3.85%    to     4.15%

                                                          T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               2,807   0.97711    to     1.31451   $ 3,684       1.62%     1.35%    to   1.65%   14.16%    to    14.49%
        December 31,
         2004               2,979   0.85590    to     1.14869   $ 3,416       1.09%     1.35%    to   1.65%   11.92%    to    12.27%
        December 31,
         2003               3,236   0.76471    to     1.02374   $ 3,306       1.22%     1.35%    to   1.65%   28.40%    to    28.77%
        December 31,
         2002               4,903   0.59558    to     0.79531   $ 3,609       0.89%     1.35%    to   1.65%  -19.61%    to   -19.39%
        December 31,
         2001               3,571   0.74088    to     0.98698   $ 3,519       1.68%     1.35%    to   1.65%  -23.46%    to   -23.24%

                                                             T. ROWE PRICE EQUITY STOCK PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               7,461   1.31837    to     2.01408   $14,903       1.54%     1.35%    to   1.65%    2.23%    to     2.54%
        December 31,
         2004               8,341   1.28960    to     1.96512   $16,263       1.56%     1.35%    to   1.65%   13.05%    to    13.39%
        December 31,
         2003               9,103   1.14069    to     1.73402   $15,629       1.69%     1.35%    to   1.65%   23.46%    to    23.83%
        December 31,
         2002              10,042   0.92390    to     1.40102   $13,970       1.60%     1.35%    to   1.65%  -14.53%    to   -14.28%
        December 31,
         2001              10,996   1.08101    to     1.63523   $17,859       1.44%     1.35%    to   1.65%   -0.17%    to     0.13%




                                      A40


                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                              PREMIER VIT OPCAP MANAGED PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              10,030   1.09540    to     1.57237   $15,748       1.21%     1.35%    to   1.65%    3.58%    to     3.89%
        December 31,
         2004              11,525   1.05759    to     1.51433   $17,431       1.50%     1.35%    to   1.65%    8.97%    to     9.29%
        December 31,
         2003              12,855   0.97053    to     1.38628   $17,801       1.85%     1.35%    to   1.65%   19.77%    to    20.12%
        December 31,
         2002              14,620   0.81033    to     1.15460   $16,864       2.05%     1.35%    to   1.65%  -18.23%    to   -17.99%
        December 31,
         2001              17,351   0.99096    to     1.40868   $24,431       2.42%     1.35%    to   1.65%   -6.44%    to    -6.17%

                                                             PREMIER VIT OPCAP SMALL CAP PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               4,416   1.94860    to     2.08553   $ 9,206       0.00%     1.35%    to   1.65%   -1.56%    to    -1.27%
        December 31,
         2004               5,252   1.97949    to     2.11349   $11,096       0.05%     1.35%    to   1.65%   15.97%    to    16.31%
        December 31,
         2003               5,899   1.70696    to     1.81797   $10,721       0.05%     1.35%    to   1.65%   40.34%    to    40.76%
        December 31,
         2002               6,466   1.21632    to     1.29217   $ 8,354      11.52%     1.35%    to   1.65%  -22.91%    to   -22.68%
        December 31,
         2001               7,318   1.57777    to     1.67203   $12,234       0.78%     1.35%    to   1.65%    6.59%    to     6.90%

                                                                   AIM V.I. CORE EQUITY FUND
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               5,087   0.83573    to     1.56803   $ 7,967       1.45%     1.35%    to   1.65%    3.61%    to     3.91%
        December 31,
         2004               5,864   0.80658    to     1.50970   $ 8,840       0.94%     1.35%    to   1.65%    7.19%    to     7.52%
        December 31,
         2003               6,768   0.75247    to     1.40486   $ 9,494       0.99%     1.35%    to   1.65%   22.40%    to    22.75%
        December 31,
         2002               7,670   0.61477    to     1.14498   $ 8,771       0.31%     1.35%    to   1.65%  -16.95%    to   -16.70%
        December 31,
         2001               8,884   0.74028    to     1.37536   $12,202       0.04%     1.35%    to   1.65%  -24.07%    to   -23.85%

                                                                 AIM V.I. PREMIER EQUITY FUND
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               8,898   0.73226    to     1.43289   $12,652       0.80%     1.35%    to   1.65%    3.95%    to     4.24%
        December 31,
         2004              10,503   0.70444    to     1.37519   $14,332       0.45%     1.35%    to   1.65%    4.07%    to     4.36%
        December 31,
         2003              11,968   0.67689    to     1.31839   $15,643       0.30%     1.35%    to   1.65%   23.07%    to    23.42%
        December 31,
         2002              13,841   0.55001    to     1.06879   $14,685       0.31%     1.35%    to   1.65%  -31.40%    to   -31.19%
        December 31,
         2001              16,342   0.80174    to     1.55406   $25,263       0.12%     1.35%    to   1.65%  -13.97%    to   -13.72%


                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                     JANUS ASPEN LARGE CAP GROWTH -- INSTITUTIONAL SHARES
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               8,703   0.70539    to     1.44650   $12,497       0.33%     1.35%    to   1.65%    2.60%    to     2.90%
        December 31,
         2004              10,179   0.68751    to     1.40646   $14,208       0.14%     1.35%    to   1.65%    2.81%    to     3.13%
        December 31,
         2003              11,699   0.66870    to     1.36461   $15,849       0.09%     1.35%    to   1.65%   29.57%    to    29.96%
        December 31,
         2002              13,505   0.51608    to     1.05047   $14,096       0.00%     1.35%    to   1.65%  -27.71%    to   -27.49%
        December 31,
         2001              16,338   0.71393    to     1.44951   $23,583       0.07%     1.35%    to   1.65%  -25.94%    to   -25.73%

                                                          JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               7,749   1.34919    to     2.39973   $18,434       1.19%     1.35%    to   1.65%   30.16%    to    30.54%
        December 31,
         2004               9,206   1.03659    to     1.83930   $16,793       0.90%     1.35%    to   1.65%   17.02%    to    17.35%
        December 31,
         2003              10,518   0.88582    to     1.56797   $16,347       1.22%     1.35%    to   1.65%   32.73%    to    33.12%
        December 31,
         2002              12,091   0.66739    to     1.17846   $14,127       0.85%     1.35%    to   1.65%  -26.80%    to   -26.57%
        December 31,
         2001              14,255   0.91170    to     1.60593   $22,719       1.02%     1.35%    to   1.65%  -24.46%    to   -24.25%

                                                                MFS VIT -- RESEARCH BOND SERIES
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               2,641   0.91808    to     1.46772   $ 3,874       0.49%     1.40%    to   1.65%    6.06%    to     6.32%
        December 31,
         2004               3,151   0.86562    to     1.38048   $ 4,348       1.08%     1.40%    to   1.65%   13.97%    to    14.24%
        December 31,
         2003               3,644   0.75952    to     1.20836   $ 4,401       0.69%     1.40%    to   1.65%   22.68%    to    22.98%
        December 31,
         2002               4,283   0.61911    to     0.98255   $ 4,206       0.35%     1.40%    to   1.65%  -25.77%    to   -25.58%
        December 31,
         2001               5,024   0.73402    to     1.32030   $ 6,631       0.01%     1.40%    to   1.65%  -22.52%    to   -22.33%


                                      A41


                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                                  MFS EMERGING GROWTH SERIES
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               8,519   0.75590    to     1.39011   $11,821       0.00%     1.35%    to   1.65%    7.43%    to     7.75%
        December 31,
         2004               9,970   0.70362    to     1.29091   $12,847       0.00%     1.35%    to   1.65%   11.13%    to    11.46%
        December 31,
         2003              11,293   0.63317    to     1.15881   $13,059       0.00%     1.35%    to   1.65%   28.12%    to    28.49%
        December 31,
         2002              12,633   0.49421    to     0.90235   $11,375       0.00%     1.35%    to   1.65%  -34.84%    to   -34.64%
        December 31,
         2001              14,754   0.75847    to     1.38140   $20,334       0.00%     1.35%    to   1.65%  -34.56%    to   -34.37%

                                                             CREDIT SUISSE TRUST GLOBAL SMALL CAP
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               2,102   0.97531    to     1.28530   $ 2,701       0.00%     1.35%    to   1.65%   14.26%    to    14.59%
        December 31,
         2004               2,360   0.85361    to     1.12210   $ 2,648       0.00%     1.35%    to   1.65%   16.07%    to    16.42%
        December 31,
         2003               2,671   0.73541    to     0.96436   $ 2,575       0.00%     1.35%    to   1.65%   45.26%    to    45.68%
        December 31,
         2002               4,636   0.50628    to     0.66230   $ 2,811       0.00%     1.35%    to   1.65%  -35.22%    to   -35.03%
        December 31,
         2001               3,217   0.78159    to     1.01997   $ 3,281       0.00%     1.35%    to   1.65%  -29.79%    to   -29.58%

                                                                AMERICAN CENTURY VP VALUE FUND
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               3,039   1.59361    to     1.90364   $ 5,766       0.91%     1.35%    to   1.65%    3.33%    to     3.63%
        December 31,
         2004               3,504   1.54228    to     1.83772   $ 6,421       1.03%     1.35%    to   1.65%   12.49%    to    12.81%
        December 31,
         2003               3,736   1.37107    to     1.62974   $ 6,078       1.11%     1.35%    to   1.65%   26.87%    to    27.23%
        December 31,
         2002               4,394   1.08073    to     1.28151   $ 5,612       0.91%     1.35%    to   1.65%  -14.04%    to   -13.79%
        December 31,
         2001               4,776   1.25721    to     1.48719   $ 7,085       0.98%     1.35%    to   1.65%   11.01%    to    11.33%

                                                           FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               3,462   0.93308    to     1.59202   $ 5,456       0.00%     1.35%    to   1.65%    3.08%    to     3.40%
        December 31,
         2004               4,098   0.90516    to     1.54056   $ 6,243       0.00%     1.35%    to   1.65%    9.66%    to     9.99%
        December 31,
         2003               4,536   0.82539    to     1.40143   $ 6,266       0.00%     1.35%    to   1.65%   35.01%    to    35.41%
        December 31,
         2002               5,005   0.61134    to     1.03547   $ 5,103       0.25%     1.35%    to   1.65%  -29.84%    to   -29.63%
        December 31,
         2001               5,532   0.87136    to     1.47241   $ 8,016       0.38%     1.35%    to   1.65%  -16.61%    to   -16.37%


                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                           PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               4,825   1.37511    to     1.43892   $ 6,939       0.25%     1.35%    to   1.65%   19.62%    to    19.98%
        December 31,
         2004               5,298   1.14958    to     1.20003   $ 6,354       0.10%     1.35%    to   1.65%   14.05%    to    14.39%
        December 31,
         2003               5,572   1.00792    to     1.04952   $ 5,845       0.22%     1.35%    to   1.65%   27.20%    to    27.59%
        December 31,
         2002               6,206   0.79236    to     0.82304   $ 5,106       0.02%     1.35%    to   1.65%  -23.51%    to   -23.28%
        December 31,
         2001               7,795   1.03593    to     1.07339   $ 8,362       0.44%     1.35%    to   1.65%   -2.60%    to    -2.31%

                                                     PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               6,305   1.33377    to     1.35805   $ 8,513       3.02%     1.35%    to   1.65%    5.30%    to     5.62%
        December 31,
         2004               7,366   1.26658    to     1.28576   $ 9,420       3.11%     1.35%    to   1.65%    7.79%    to     8.11%
        December 31,
         2003               8,112   1.17504    to     1.18932   $ 9,602       4.59%     1.35%    to   1.65%   19.61%    to    19.95%
        December 31,
         2002               9,257   0.98242    to     0.99155   $ 9,139       0.22%     1.35%    to   1.65%   -8.61%    to    -8.34%
        December 31,
         2001              11,073   1.07498    to     1.08181   $11,931       4.16%     1.35%    to   1.65%   -0.12%    to     0.16%

                                                                       DAVIS VALUE FUND
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               5,419   1.09258    to     1.11081   $ 6,001       0.95%     1.35%    to   1.65%    7.67%    to     7.99%
        December 31,
         2004               5,858   1.01470    to     1.02858   $ 6,011       0.84%     1.35%    to   1.65%   10.51%    to    10.85%
        December 31,
         2003               5,826   0.91822    to     0.92794   $ 5,397       0.76%     1.35%    to   1.65%   27.67%    to    28.01%
        December 31,
         2002               5,969   0.71923    to     0.72488   $ 4,321       0.73%     1.35%    to   1.65%  -17.62%    to   -17.37%
        December 31,
         2001               5,875   0.87309    to     0.87731   $ 5,150       0.47%     1.35%    to   1.65%  -11.83%    to   -11.57%

                                      A42


                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                              ALLIANCEBERNSTEIN LARGE CAP GROWTH
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               1,549   0.64427    to     0.65558   $ 1,012       0.00%     1.35%    to   1.65%   12.98%    to    13.30%
        December 31,
         2004               1,611   0.57025    to     0.57864   $   930       0.00%     1.35%    to   1.65%    6.60%    to     6.91%
        December 31,
         2003               1,880   0.53496    to     0.54123   $ 1,015       0.00%     1.35%    to   1.65%   21.34%    to    21.74%
        December 31,
         2002               2,147   0.44088    to     0.44458   $   953       0.00%     1.35%    to   1.65%  -31.97%    to   -31.75%
        December 31,
         2001               2,569   0.64805    to     0.65137   $ 1,672       0.00%     1.35%    to   1.65%  -18.73%    to   -18.48%

                                                     PRUDENTIAL SP T.ROWE PRICE LARGE CAP GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               2,696   0.70931    to     1.41770   $ 3,004       0.00%     1.40%    to   1.80%   14.44%    to    14.89%
        December 31,
         2004               2,633   0.61862    to     1.23406   $ 2,494       0.00%     1.40%    to   1.80%    4.23%    to     4.65%
        December 31,
         2003               1,821   0.59231    to     0.94778   $ 1,424       0.00%     1.40%    to   1.80%   21.68%    to    22.14%
        December 31,
         2002               1,062   0.48575    to     0.59753   $   531       0.00%     1.40%    to   1.65%  -32.31%    to   -32.14%
        December 31,
         2001                 153   0.71726    to     0.71906   $   110       0.00%     1.40%    to   1.65%   17.98%    to    18.04%

                                                              PRUDENTIAL SP DAVIS VALUE PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              11,154   1.12592    to     1.49631   $14,918       0.86%     1.40%    to   1.80%    7.58%    to     8.02%
        December 31,
         2004               9,576   1.04459    to     1.38531   $11,620       0.37%     1.40%    to   1.80%   10.54%    to    10.98%
        December 31,
         2003               6,374   0.94309    to     1.08521   $ 6,579       0.43%     1.40%    to   1.80%   27.13%    to    27.63%
        December 31,
         2002               3,812   0.74041    to     0.76511   $ 2,838       0.01%     1.40%    to   1.65%  -17.07%    to   -16.86%
        December 31,
         2001                 642   0.89231    to     0.89451   $   574       1.08%     1.40%    to   1.60%   15.24%    to    15.31%

                                                            PRUDENTIAL SP SMALL-CAP VALUE PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              12,328   1.23963    to     1.58443   $18,844       0.50%     1.35%    to   1.80%    2.77%    to     3.22%
        December 31,
         2004              10,478   1.20621    to     1.53570   $15,445       0.15%     1.35%    to   1.80%   18.55%    to    19.07%
        December 31,
         2003               5,282   1.01747    to     1.24988   $ 6,380       0.03%     1.35%    to   1.80%   30.75%    to    31.34%
        December 31,
         2002               3,474   0.84333    to     0.95217   $ 3,121       0.72%     1.35%    to   1.65%  -15.77%    to   -15.52%
        December 31,
         2001                 537   1.00124    to     1.12776   $   581       1.13%     1.40%    to   1.65%   19.35%    to    19.43%


                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                           PRUDENTIAL SP SMALL CAP GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               2,653   0.60904    to     1.28565   $ 2,664       0.00%     1.35%    to   1.80%    0.66%    to     1.12%
        December 31,
         2004               2,352   0.60385    to     1.27212   $ 2,264       0.00%     1.35%    to   1.80%   -2.68%    to    -2.24%
        December 31,
         2003               1,333   0.61913    to     1.01108   $ 1,061       0.00%     1.35%    to   1.80%   32.34%    to    32.92%
        December 31,
         2002                 831   0.46689    to     0.63795   $   424       0.00%     1.35%    to   1.65%  -31.40%    to   -31.19%
        December 31,
         2001                 127   0.68010    to     0.92713   $    92       0.00%     1.35%    to   1.70%   24.74%    to    24.83%

                                                          PRUDENTIAL SP PIMCO TOTAL RETURN PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              37,150   1.08636    to     1.32513   $43,643       4.76%     1.35%    to   1.80%    0.56%    to     1.03%
        December 31,
         2004              30,932   1.07941    to     1.31224   $36,696       1.94%     1.35%    to   1.80%    3.43%    to     3.89%
        December 31,
         2003              23,028   1.16478    to     1.26394   $27,420       2.47%     1.35%    to   1.65%    4.14%    to     4.45%
        December 31,
         2002              17,328   1.11848    to     1.21092   $20,171       3.20%     1.35%    to   1.65%    7.61%    to     7.93%
        December 31,
         2001               2,435   1.03942    to     1.12247   $ 2,611       3.41%     1.35%    to   1.65%   -0.04%    to     0.04%

                                                           PRUDENTIAL SP PIMCO HIGH YIELD PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              11,538   1.28102    to     1.37312   $15,322       6.64%     1.40%    to   1.80%    2.21%    to     2.61%
        December 31,
         2004               8,864   1.25337    to     1.33818   $11,517       7.17%     1.40%    to   1.80%    7.39%    to     7.81%
        December 31,
         2003               4,059   1.16713    to     1.24124   $ 4,946       6.84%     1.40%    to   1.80%   20.26%    to    20.74%
        December 31,
         2002               1,975   0.99726    to     1.02813   $ 2,015       8.92%     1.40%    to   1.65%   -1.49%    to    -1.24%
        December 31,
         2001                 185   1.03861    to     1.04100   $   193      18.50%     1.40%    to   1.60%    3.69%    to     3.75%


                                      A43


                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                   JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               1,561   0.60115    to     1.31370   $ 1,739       0.13%     1.40%    to   1.75%    2.23%    to     2.59%
        December 31,
         2004               1,557   0.58726    to     1.28061   $ 1,654       0.00%     1.40%    to   1.75%    2.41%    to     2.77%
        December 31,
         2003                 755   0.57259    to     0.73210   $   568       0.00%     1.40%    to   1.60%   29.40%    to    29.69%
        December 31,
         2002                 489   0.44250    to     0.56521   $   222       0.00%     1.40%    to   1.60%  -27.87%    to   -27.72%
        December 31,
         2001                 111   0.61352    to     0.61510   $    68       0.07%     1.40%    to   1.60%   15.67%    to    15.73%

                                                            PRUDENTIAL SP LARGE CAP VALUE PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               4,963   1.15025    to     1.48345   $ 6,500       0.84%     1.35%    to   1.80%    4.76%    to     5.24%
        December 31,
         2004               4,543   1.09631    to     1.41041   $ 5,563       0.76%     1.35%    to   1.80%   15.67%    to    16.19%
        December 31,
         2003               3,471   0.94638    to     1.04013   $ 3,494       0.00%     1.35%    to   1.65%   24.71%    to    25.07%
        December 31,
         2002               2,521   0.75888    to     0.77601   $ 1,942       1.32%     1.35%    to   1.65%  -17.73%    to   -17.49%
        December 31,
         2001                 709   0.92241    to     0.94081   $   660       1.47%     1.35%    to   1.70%   11.55%    to    11.63%

                                                            PRUDENTIAL SP AIM CORE EQUITY PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               1,618   0.71523    to     1.32432   $ 1,558       1.00%     1.40%    to   1.75%    2.83%    to     3.19%
        December 31,
         2004               1,570   0.69448    to     1.28343   $ 1,437       0.43%     1.40%    to   1.75%    6.92%    to     7.30%
        December 31,
         2003               1,090   0.64861    to     0.85787   $   793       0.32%     1.40%    to   1.65%   21.69%    to    21.98%
        December 31,
         2002                 826   0.53285    to     0.70328   $   453       0.00%     1.40%    to   1.65%  -16.58%    to   -16.38%
        December 31,
         2001                  55   0.63843    to     0.64005   $    35       0.00%     1.40%    to   1.60%   18.08%    to    18.14%

                                                   PRUDENTIAL SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               1,649   0.74182    to     1.47863   $ 1,895       0.00%     1.35%    to   1.80%   13.12%    to    13.61%
        December 31,
         2004               1,403   0.65454    to     1.30209   $ 1,308       0.00%     1.35%    to   1.80%    8.63%    to     9.11%
        December 31,
         2003               1,049   0.60141    to     0.78517   $   755       0.00%     1.35%    to   1.65%   23.83%    to    24.16%
        December 31,
         2002                 726   0.48552    to     0.63237   $   371       0.00%     1.35%    to   1.65%  -26.47%    to   -26.26%
        December 31,
         2001                 248   0.66006    to     0.85751   $   169       0.00%     1.35%    to   1.70%   16.55%    to    16.63%


                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                            PRUDENTIAL SP MID CAP GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               6,188   0.67270    to     1.63898   $ 6,979       0.00%     1.35%    to   1.80%    3.41%    to     3.84%
        December 31,
         2004               4,158   0.64925    to     1.57888   $ 4,028       0.00%     1.40%    to   1.80%   17.43%    to    17.91%
        December 31,
         2003               3,011   0.55177    to     0.59620   $ 1,995       0.00%     1.40%    to   1.65%   37.83%    to    38.20%
        December 31,
         2002               1,602   0.40007    to     0.43161   $   660       0.00%     1.40%    to   1.65%  -47.19%    to   -47.07%
        December 31,
         2001                 266   0.75748    to     0.81538   $   209       0.00%     1.40%    to   1.60%   25.62%    to    25.69%

                                                         SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               6,567   0.87543    to     1.90014   $ 9,620       0.00%     1.35%    to   1.80%   15.70%    to    16.21%
        December 31,
         2004               5,270   0.75197    to     1.63587   $ 6,538       0.00%     1.35%    to   1.80%   19.25%    to    19.78%
        December 31,
         2003               3,234   0.63000    to     0.82176   $ 2,701       0.00%     1.35%    to   1.65%   39.78%    to    40.20%
        December 31,
         2002               1,567   0.45191    to     0.58614   $   762       0.00%     1.35%    to   1.65%  -33.19%    to   -32.98%
        December 31,
         2001                 294   0.67599    to     0.87454   $   211       0.00%     1.35%    to   1.60%   21.65%    to    21.73%

                                                     PRUDENTIAL SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              21,039   1.16409    to     1.27471   $27,938       1.23%     1.40%    to   1.85%    3.99%  to       4.46%
        December 31,
         2004              16,343   1.11728    to     1.22048   $19,172       1.11%     1.40%    to   1.80%    6.96%    to     7.40%
        December 31,
         2003               7,915   1.04299    to     1.05346   $ 8,418       1.32%     1.40%    to   1.65%   14.60%    to    14.88%
        December 31,
         2002               4,473   0.91013    to     0.91698   $ 4,088       0.25%     1.40%    to   1.65%   -7.41%    to    -7.17%
        December 31,
         2001                 697   0.98456    to     0.98804   $   688       9.86%     1.40%    to   1.60%    7.67%    to     7.73%

                                      A44


                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                       PRUDENTIAL SP BALANCED ASSET ALLOCATION PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              45,670   1.10537    to     1.38790   $67,604       0.81%     1.40%    to   1.85%    5.66%    to     6.13%
        December 31,
         2004              30,709   1.04368    to     1.30793   $37,367       0.62%     1.40%    to   1.75%    9.18%    to     9.55%
        December 31,
         2003              13,244   0.95450    to     1.00219   $13,788       0.84%     1.40%    to   1.65%   20.87%    to    21.18%
        December 31,
         2002               5,852   0.78925    to     0.82711   $ 4,659       0.00%     1.40%    to   1.65%  -13.12%    to   -12.90%
        December 31,
         2001                 240   0.90789    to     0.94964   $   224       3.80%     1.40%    to   1.60%   10.55%    to    10.62%

                                                        PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005              28,438   1.01435    to     1.48911   $48,063       0.52%     1.40%    to   1.85%    7.26%    to     7.74%
        December 31,
         2004              20,304   0.94337    to     1.38211   $24,855       0.34%     1.40%    to   1.80%   11.07%    to    11.50%
        December 31,
         2003               8,135   0.84789    to     0.93897   $ 7,825       0.55%     1.40%    to   1.65%   26.19%    to    26.51%
        December 31,
         2002               4,542   0.67156    to     0.74221   $ 3,121       0.00%     1.40%    to   1.65%  -18.61%    to   -18.40%
        December 31,
         2001                 690   0.82464    to     0.90965   $   612       1.48%     1.40%    to   1.60%   13.44%    to    13.50%

                                                  PRUDENTIAL SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               3,702   0.92254    to     1.57741   $ 5,285       0.16%     1.40%    to   1.75%    8.58%    to     8.97%
        December 31,
         2004               3,055   0.84838    to     1.44765   $ 3,959       0.05%     1.40%    to   1.75%   12.79%    to    13.17%
        December 31,
         2003               1,400   0.75107    to     0.87556   $ 1,452       0.01%     1.40%    to   1.60%   30.69%    to    30.95%
        December 31,
         2002                 413   0.57468    to     0.66861   $   248       0.00%     1.40%    to   1.60%  -23.39%    to   -23.24%
        December 31,
         2001                  28   0.87107    to     0.87107   $    25       0.35%     1.40%    to   1.40%   16.29%    to    16.29%

                                                  PRUDENTIAL SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               3,396   0.73762    to     1.78245   $ 4,577       0.55%     1.35%    to   1.80%   14.33%    to    14.85%
        December 31,
         2004               2,719   0.64383    to     1.55290   $ 3,018       0.18%     1.35%    to   1.80%   14.47%    to    14.98%
        December 31,
         2003               1,773   0.56134    to     1.05634   $ 1,345       0.00%     1.35%    to   1.80%   37.11%    to    37.73%
        December 31,
         2002               1,097   0.40856    to     0.57153   $   486       0.00%     1.35%    to   1.65%  -23.82%    to   -23.60%
        December 31,
         2001                 221   0.53612    to     0.74810   $   121       0.00%     1.35%    to   1.60%   11.43%    to    11.51%


                                          AT YEAR ENDED                                         FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------------
                                                                  NET      INVESTMENT
                           UNITS           UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**           TOTAL RETURN***
                           (000S)       LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST        LOWEST -- HIGHEST
                           ------    ------------------------   -------    ----------   ------------------   ----------------------

                                                        PRUDENTIAL SP LSV INTERNATIONAL VALUE PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005               3,678   0.94447    to     1.58122   $ 4,989       0.42%     1.40%    to   1.80%   11.77%    to    12.21%
        December 31,
         2004               3,232   0.84346    to     1.40924   $ 3,812       0.36%     1.40%    to   1.80%   13.76%    to    14.21%
        December 31,
         2003               1,902   0.74002    to     1.02601   $ 1,703       0.64%     1.40%    to   1.65%   25.30%    to    25.62%
        December 31,
         2002               1,162   0.59035    to     0.69085   $   700       0.00%     1.40%    to   1.65%  -18.52%    to   -18.31%
        December 31,
         2001                 169   0.72410    to     0.72585   $   122       0.00%     1.40%    to   1.60%   11.93%    to    11.98%

                                                      EVERGREEN VA BALANCED FUND (AVAILABLE MAY 4, 2001)
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005                  12   1.21366    to     1.21366   $    14       5.88%     1.75%    to   1.75%    3.48%    to     3.48%

                                                       EVERGREEN VA GROWTH FUND (AVAILABLE MAY 7, 2001)
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005                   7   1.57716    to     1.57716   $    11       0.00%     1.75%    to   1.75%    4.70%    to     4.70%
        December 31,
         2004                   2   1.50638    to     1.50638   $     3       0.00%     1.75%    to   1.75%   11.90%    to    11.90%

                                                        EVERGREEN VA OMEGA FUND (AVAILABLE MAY 7, 2001)
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005                 310   1.43256    to     1.44315   $   444       0.21%     1.50%    to   1.75%    2.06%    to     2.32%
        December 31,
         2004                 308   1.40369    to     1.41046   $   433       0.00%     1.50%    to   1.75%    5.37%    to     5.62%
        December 31,
         2003                  98   1.33214    to     1.33535   $   131       0.00%     1.50%  to     1.75%    2.75%  to       2.79%

                                                   EVERGREEN VA SPECIAL VALUES FUND (AVAILABLE MAY 7, 2001)
                           --------------------------------------------------------------------------------------------------------
        December 31,
         2005                 133   1.60796    to     1.61969   $   215       1.09%     1.50%    to   1.75%    8.86%    to     9.13%
        December 31,
         2004                 122   1.47705    to     1.48416   $   180       1.86%     1.50%    to   1.75%   18.31%    to    18.60%
        December 31,
         2003                   9   1.25143    to     1.25143   $    11       1.08%     1.50%    to   1.50%    6.21%    to     6.21%


                                      A45


                                            AT YEAR ENDED                                        FOR YEAR ENDED
                            ---------------------------------------------    ------------------------------------------------------
                                                                     NET     INVESTMENT
                            UNITS            UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                            (000S)        LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST      LOWEST -- HIGHEST
                            ------    --------------------------   ------    ----------   ------------------   --------------------

                                                EVERGREEN INTERNATIONAL EQUITY FUND (AVAILABLE DECEMBER 5, 2003)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                   28   13.94505    to     14.01626    $387        2.49%     1.50%    to   1.75%  14.01%    to   14.29%
        December 31,
         2004                   23   12.23173    to     12.26411    $281        1.99%     1.50%    to   1.75%  17.16%    to   17.45%
        December 31,
         2003                    1   10.44021    to     10.44021    $ 15        0.96%     1.75%    to   1.75%   4.51%    to    4.51%

                                              EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (AVAILABLE DECEMBER 5, 2003)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                   33   11.95425    to     12.01541    $398        1.01%     1.50%    to   1.75%   7.14%    to    7.41%
        December 31,
         2004                   28   11.15728    to     11.18687    $310        1.64%     1.50%    to   1.75%   7.33%    to    7.60%
        December 31,
         2003                   11   10.39518    to     10.39594    $110        0.53%     1.65%    to   1.75%   4.81%    to    4.81%

                                           AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005               11,426   10.26647    to     10.27867    $117        0.00%     1.50%    to   1.65%   2.11%    to    2.23%

                                            AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                   18   10.32542    to     10.34593    $181        0.00%     1.50%    to   1.75%   2.57%    to    2.78%

                                          AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                    5   10.31658    to     10.33700    $ 51        0.00%     1.40%    to   1.65%   2.74%    to    2.94%

                                               AST COHEN & STEERS REAL ESTATE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                   19   12.00823    to     12.04155    $227        0.00%     1.40%    to   1.75%  18.34%    to   18.67%

                                                   AST GLOBAL ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                    2   10.63623    to     10.64464    $ 23        0.00%     1.40%    to   1.50%   6.20%    to    6.28%

                                                  AST DEAM LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                    4   10.70700    to     10.72814    $ 43        0.00%     1.50%    to   1.75%   6.17%    to    6.38%

                                                 AST DEAM SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                    5   10.30402    to     10.33264    $ 56        0.00%     1.40%    to   1.75%   2.93%    to    3.21%

                                                  AST DEAM SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                   11   10.00979    to     10.03757    $105        0.01%     1.40%    to   1.75%  -0.35%    to   -0.08%

                                                AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                   74    9.85089    to      9.87825    $726        0.10%     1.40%    to   1.75%  -1.26%    to   -0.99%

                                              AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                   35   10.95012    to     10.98052    $385        0.00%     1.40%    to   1.75%   9.52%    to    9.82%

                                                     AST MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                   13   10.34492    to     10.37369    $137        0.00%     1.40%    to   1.75%   2.78%    to    3.07%

                                                    AST SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                    7   10.63867    to     10.66828    $ 73        0.00%     1.40%    to   1.75%   5.87%    to    6.17%

                                           AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                   14   10.75090    to     10.78065    $150        0.05%     1.40%    to   1.75%   7.16%    to    7.45%

                                      A46


                                            AT YEAR ENDED                                        FOR YEAR ENDED
                            ---------------------------------------------    ------------------------------------------------------
                                                                     NET     INVESTMENT
                            UNITS            UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                            (000S)        LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST      LOWEST -- HIGHEST
                            ------    --------------------------   ------    ----------   ------------------   --------------------

                                              AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 40     10.57054    to     10.60000   $  428       0.00%     1.40%    to   1.75%   5.72%    to    6.01%

                                                    AST LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 50     10.54870    to     10.57804   $  523       0.00%     1.40%    to   1.75%   4.68%    to    4.97%

                                               AST LORD ABBETT BOND DEBENTURE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 64      9.94204    to      9.96176   $  638       0.14%     1.50%    to   1.75%  -0.57%    to   -0.37%

                                                 AST MARSICO CAPITAL GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 68     10.89480    to     10.92526   $  739       0.00%     1.40%    to   1.75%   7.59%    to    7.89%

                                                       AST MFS GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 10     10.75107    to     10.77243   $  103       0.00%     1.50%    to   1.75%   7.12%    to    7.33%

                                           AST NEUBERGER & BERMAN MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 16     11.32716    to     11.35869   $  185       0.00%     1.40%    to   1.75%  12.65%    to   12.96%

                                            AST NEUBERGER & BERMAN MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 55     10.87658    to     10.90682   $  604       0.00%     1.40%    to   1.75%   8.53%    to    8.83%

                                                   AST PIMCO LIMITED MATURITY BOND (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 75     10.04905    to     10.07733   $  756       0.03%     1.40%    to   1.75%   0.50%    to    0.78%

                                              AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                  5     10.30367    to     10.32416   $   54       0.00%     1.50%    to   1.75%   2.22%    to    2.43%

                                               AST ALLIANCEBERNSTEIN MANAGED INDEX 500 (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                  6     10.39288    to     10.42169   $   66       0.00%     1.40%    to   1.75%   3.42%    to    3.70%

                                            AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                125     11.72986    to     11.76236   $1,468       0.00%     1.40%    to   1.75%  17.27%    to   17.59%

                                             AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                  5     10.34748    to     10.36801   $   56       0.00%     1.50%    to   1.75%   3.18%    to    3.38%

                                                   AST MFS GLOBAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 13     10.46963    to     10.49866   $  136       0.00%     1.40%    to   1.75%   5.05%    to    5.34%

                                             AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 17     10.64502    to     10.67460   $  181       0.00%     1.40%    to   1.75%   7.38%    to    7.67%

                                               AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 26      9.44213    to      9.46839   $  244       0.30%     1.40%    to   1.75%  -5.10%    to   -4.83%

                                             AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 11      9.99667    to      9.99933   $  109       0.00%     1.40%    to   1.75%  -0.02%  to      0.00%


                                      A47


                                            AT YEAR ENDED                                        FOR YEAR ENDED
                            ---------------------------------------------    ------------------------------------------------------
                                                                     NET     INVESTMENT
                            UNITS            UNIT VALUE            ASSETS      INCOME       EXPENSE RATIO**         TOTAL RETURN***
                            (000S)        LOWEST -- HIGHEST        (000S)      RATIO*      LOWEST -- HIGHEST      LOWEST -- HIGHEST
                            ------    --------------------------   ------    ----------   ------------------   --------------------

                                           AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 65     10.00213    to     10.00855   $  652       0.00%     1.50%    to   2.50%   0.04%    to    0.10%

                                              AST BALANCED ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                190     10.01214    to     10.01855   $1,903       0.00%     1.50%  to     2.50%   0.14%    to    0.20%

                                            AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                140     10.02210    to     10.02853   $1,408       0.00%     1.50%  to     2.50%   0.24%  to      0.30%

                                            AST PRESERVATION ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 33     10.03209    to     10.03852   $  334       0.00%     1.50%  to     2.35%   0.34%  to      0.40%

                                                  GARTMORE GVIT DEVELOPING MARKETS (AVAILABLE MARCH 14, 2005)
                            -------------------------------------------------------------------------------------------------------
        December 31,
         2005                 14     12.05243    to     12.08600   $  163       0.34%     1.40%  to     1.75%  21.98%  to     22.32%



             * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

             ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

             *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for each of the five years in the period ended December 31, 2005 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during 2005 were excluded from the range of total return for 2005.

             A. MORTALITY RISK AND EXPENSE RISK CHARGES

             The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

             B. ADMINISTRATION CHARGE

             The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the redemption of units.


                                      A48


                                                                 MORTALITY & EXPENSE    MORTALITY & EXPENSE CHARGE   ADMINISTRATION
        CONTRACTS:                                                     CHARGE:           WITH LIFETIME 5 OPTION:         CHARGE:
                                                                 -------------------    --------------------------   --------------
        Strategic Partners Annuity One
          Basic..............................................            1.40%                      NA                     NA
          GMDB Annual Step Up or 5% Roll Up..................            1.60%                      NA                     NA
          GMDB with Greater of Roll Up and Step Up...........            1.70%                      NA                     NA
        Strategic Partners Annuity One Enhanced -- Non Bonus
         Version
          Basic..............................................            1.40%                     2.00%                   NA
          GMDB Annual Step Up or 5% Roll Up..................            1.60%                     2.20%                   NA
          GMDB with Greater of Roll Up and Step Up...........            1.70%                     2.30%                   NA
        Strategic Partners Annuity One Enhanced -- Bonus
         Version
          Basic..............................................            1.50%                     2.10%                   NA
          GMDB Annual Step Up or 5% Roll Up..................            1.70%                     2.30%                   NA
          GMDB with Greater of Roll Up and Step Up...........            1.80%                     2.40%                   NA
        Strategic Partners Annuity One Enhanced III -- Non
         Bonus Version
          Basic..............................................            1.40%                     2.00%                   NA
          GMDB Annual Step Up or 5% Roll Up..................            1.65%                     2.25%                   NA
        Strategic Partners Annuity One Enhanced III -- Bonus
         Version
          Basic..............................................            1.50%                     2.10%                   NA
          GMDB Annual Step Up or 5% Roll Up..................            1.75%                     2.35%                   NA
        Strategic Partners Plus
          Basic..............................................            1.40%                      NA                     NA
          GMDB Annual Step Up or 5% Roll Up..................            1.60%                      NA                     NA
          GMDB with Step Up and Roll Up......................            1.70%                      NA                     NA
        Strategic Partners Plus Enhanced -- Non Bonus Version
          Basic..............................................            1.40%                     2.00%                   NA
          GMDB Annual Step Up or 5% Roll Up..................            1.60%                     2.20%                   NA
          GMDB with Step Up and Roll Up......................            1.70%                     2.30%                   NA
        Strategic Partners Plus Enhanced -- Bonus Version
          Basic..............................................            1.50%                     2.10%                   NA
          GMDB Annual Step Up or 5% Roll Up..................            1.70%                     2.30%                   NA
          GMDB with Step Up and Roll Up......................            1.80%                     2.40%                   NA
        Strategic Partners Plus Enhanced III -- Non Bonus
         Version
          Basic..............................................            1.40%                     2.00%                   NA
          GMDB Annual Step Up or 5% Roll Up..................            1.65%                     2.25%                   NA
        Strategic Partners Plus Enhanced III -- Bonus Version
          Basic..............................................            1.50%                     2.10%                   NA
          GMDB Annual Step Up or 5% Roll Up..................            1.75%                     2.35%                   NA
        Strategic Partners Select GMDB with Step Up and Roll
         Up..................................................            1.52%                      NA                     NA
        Strategic Partners Advisor
          Basic..............................................            1.40%                     2.00%                   NA
          GMDB with Step Up and Roll Up......................            1.65%                     2.25%                   NA
        Strategic Partners FlexElite
          Basic..............................................            1.60%                      NA                     NA
          GMDB Annual Step Up or 5% Roll Up..................            1.80%                      NA                     NA
          GMDB with Greater of Roll Up and Step Up...........            1.90%                      NA                     NA
        Discovery Select Variable Annuity....................            1.25%                      NA                    0.15%
        Discovery Choice
          Basic..............................................            1.35%                      NA                     NA
          Enhanced...........................................            1.65%                      NA                     NA


     C.  WITHDRAWAL CHARGES

     A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0% -- 8%. The charge is assessed through the redemption of units.


                                      A49

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2005 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 12, 2006





                                      A50

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                           Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2005 and 2004

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         INDEX TO FINANCIAL STATEMENTS

                                                                       Page No.
                                                                       --------
Financial Statements..................................................

Report of Independent Registered Public Accounting Firm...............    F-2

Financial Statements:.................................................

   Statements of Financial Position - December 31, 2005 and 2004......    F-3

   Statements of Operations and Comprehensive Income Years Ended          F-4
     December 31, 2005, 2004 and 2003.................................

   Statements of Stockholder's Equity - Years Ended December 31,          F-5
     2005, 2004 and 2003..............................................

   Statements of Cash Flows - Years Ended December 31, 2005, 2004 and     F-6
     2003.............................................................

   Notes to Financial Statements......................................    F-7

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey

In our opinion, the financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly owned subsidiary of The Prudential Insurance Company of America) at December 31, 2005 and December 31, 2004 and the results of its operations and its cash flows for the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company adopted American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" as of January 1, 2004.

PricewaterhouseCoopers LLP
New York, New York
March 24, 2006

Pruco Life Insurance Company of New Jersey

Statements of Financial Position
As of December 31, 2005 and December 31, 2004 (in thousands, except share amounts)

                                                            2005       2004
                                                         ---------- ----------
ASSETS
Fixed maturities available for sale, at fair value
  (amortized cost, 2005 - $994,412; 2004 - $874,200).... $  995,866 $  903,685
Policy loans............................................    155,705    153,359
Short-term investments..................................     23,501     44,549
Commercial loans........................................     20,353         --
Other long-term investments.............................      2,796      1,977
                                                         ---------- ----------
   Total investments....................................  1,198,221  1,103,570
Cash and cash equivalents...............................    116,040    108,117
Deferred policy acquisition costs.......................    225,572    183,219
Accrued investment income...............................     16,585     15,045
Reinsurance recoverables................................     92,277     67,411
Receivables from parent and affiliates..................     11,898     17,152
Deferred sales inducements and other assets.............     16,285     13,789
Separate account assets.................................  2,287,786  2,112,866
                                                         ---------- ----------
TOTAL ASSETS............................................  3,964,664 $3,621,169
                                                         ========== ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances.........................    841,822 $  816,350
Future policy benefits and other policyholder
  liabilities...........................................    203,422    169,744
Cash collateral for loaned securities...................     86,530     74,527
Securities sold under agreement to repurchase...........      1,708     24,754
Income taxes payable....................................     73,050     76,878
Short term debt from affiliates.........................     52,994         --
Payable to parent and affiliates........................      2,865        534
Other liabilities.......................................     69,379     27,254
Separate account liabilities............................  2,287,786  2,112,866
                                                         ---------- ----------
Total liabilities.......................................  3,619,556  3,302,907
                                                         ---------- ----------
COMMITMENT AND CONTINGENT LIABILITIES (See Note 12)

STOCKHOLDER'S EQUITY
Common stock, ($5 par value; 400,000 shares,
  authorized; issued and outstanding; December 31, 2005
  and December 31, 2004)................................      2,000      2,000
Paid-in capital.........................................    168,689    168,810
Deferred compensation...................................         --       (152)
Retained earnings.......................................    173,584    134,358
Accumulated other comprehensive income..................        835     13,246
                                                         ---------- ----------
Total stockholder's equity..............................    345,108    318,262
                                                         ---------- ----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.............. $3,964,664 $3,621,169
                                                         ========== ==========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Operations and Comprehensive Income
Years Ended December 31, 2005, 2004 and 2003 (in thousands)

                                                    2005      2004      2003
                                                  --------  --------  --------
REVENUES

Premiums......................................... $  8,356  $ 29,335  $ 33,183
Policy charges and fee income....................   60,400    75,340    69,592
Net investment income............................   60,197    52,499    45,148
Realized investment (losses)/gains, net..........     (329)    1,885      (838)
Asset management fees............................    7,018     4,976     4,029
Other income.....................................    2,148     1,947     1,717
                                                  --------  --------  --------
Total revenues...................................  137,790   165,982   152,831
                                                  --------  --------  --------
BENEFITS AND EXPENSES

Policyholders' benefits..........................   15,009    39,949    45,472
Interest credited to policyholders' account
  balances.......................................   29,819    29,324    22,641
General, administrative and other expenses.......   40,145    60,742    55,167
                                                  --------  --------  --------
Total benefits and expenses......................   84,973   130,015   123,280
                                                  --------  --------  --------
Income from operations before income taxes and
  cumulative effect of accounting change.........   52,817    35,967    29,551
                                                  --------  --------  --------
Income taxes:
   Current.......................................    6,441    14,584   (15,103)
   Deferred......................................    7,151    (4,216)   24,037
                                                  --------  --------  --------
Total income tax expense.........................   13,592    10,368     8,934
                                                  --------  --------  --------
Income from Operations Before Cumulative Effect
  of Accounting Change...........................   39,225    25,599    20,617

Cumulative effect of accounting change, net of
  taxes..........................................       --      (184)       --
                                                  --------  --------  --------
NET INCOME.......................................   39,225    25,415    20,617
                                                  --------  --------  --------
Accumulated other comprehensive (Loss) income,
  net of tax
Change in net unrealized investment gains, net
  of taxes.......................................  (12,411)     (479)    3,483
Cumulative effect of accounting change, net of
  taxes..........................................       --       547        --
                                                  --------  --------  --------
Accumulated other comprehensive (Loss) income,
  net of taxes...................................  (12,411)       68     3,483
                                                  --------  --------  --------
COMPREHENSIVE INCOME............................. $ 26,814  $ 25,483  $ 24,100
                                                  ========  ========  ========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Stockholder's Equity
Periods Ended December 31, 2005, 2004 and 2003 (in thousands)

                                                                                  Accumulated
                                                Additional                           Other         Total
                                         Common Paid - in    Deferred   Retained Comprehensive Stockholder's
                                         Stock   Capital   Compensation Earnings Income (Loss)    Equity
                                         ------ ---------- ------------ -------- ------------- -------------
Balance, January 1, 2003................ $2,000  $128,689     $  --     $ 88,326   $  9,695      $228,710

   Net income...........................     --        --        --       20,617         --        20,617

   Contribution from Parent.............     --    40,000        --           --         --        40,000

   Stock-based compensation programs....     --        53      (108)          --         --           (55)
   Change in net unrealized investment
     gains, net of taxes................     --        --        --           --      3,483         3,483
                                         ------  --------     -----     --------   --------      --------
Balance, December 31, 2003..............  2,000   168,742      (108)     108,943     13,178       292,755

   Net income...........................     --        --        --       25,415         --        25,415
   Stock-based compensation programs....     --        68       (44)          --         --            24
   Cumulative effect of accounting
     change, net of taxes...............     --        --        --           --        547           547
   Change in net unrealized investment
     gains, net of taxes................     --        --        --           --       (479)         (479)
                                         ------  --------     -----     --------   --------      --------
Balance, December 31, 2004..............  2,000   168,810      (152)     134,358     13,246       318,262

   Net income...........................     --        --        --       39,226         --        39,226
   Stock-based compensation programs....     --      (121)      152           --         --            31
   Cumulative effect of accounting
     change, net of taxes...............     --        --        --           --         --            --
   Change in net unrealized investment
     gains, net of taxes................     --        --        --           --    (12,411)      (12,411)
                                         ------  --------     -----     --------   --------      --------
Balance, December 31, 2005.............. $2,000  $168,689     $  --     $173,584   $    835      $345,108
                                         ======  ========     =====     ========   ========      ========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Cash Flows
Years Ended December 31, 2005, 2004 and 2003 (in thousands)

                                                            2005       2004       2003
                                                         ---------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES:

   Net income........................................... $  39,225  $  25,415  $  20,617
   Adjustments to reconcile net income to net
     cash (used in) provided by operating
     activities:........................................
       Policy charges and fee income....................   (11,739)   (16,862)   (15,319)
       Interest credited to policyholders'
         account balances...............................    29,819     29,324     22,641
       Realized investment losses (gains), net..........       329     (1,885)       838
       Amortization and other non-cash items............     3,937      8,743      3,859
       Cumulative effect of accounting change...........        --        184         --
       Change in:.......................................
          Future policy benefits and other
            insurance liabilities.......................    33,677     30,691     24,701
          Reinsurance recoverable.......................   (24,866)   (49,561)    (9,671)
          Accrued investment income.....................    (1,540)      (784)    (2,344)
          Receivables from parent and affiliates........     5,254         21         13
          Payable to parent and affiliates..............     2,331        431         42
          Deferred policy acquisition costs.............   (30,393)     1,773    (43,138)
          Income taxes payable..........................     2,855     25,877     15,778
          Other, net....................................   (11,738)       713     (2,887)
                                                         ---------  ---------  ---------
Cash Flows From Operating Activities....................    37,151     54,080     15,130
                                                         ---------  ---------  ---------
CASH FLOWS Used in INVESTING ACTIVITIES:
   Proceeds from the sale/maturity/prepayment of:.......
       Fixed maturities available for sale..............   777,293    449,427    314,546
       Policy loans.....................................    17,487     19,023     21,429
       Commercial loans.................................        89         --         --
   Payments for the purchase of:........................
       Fixed maturities available for sale..............  (901,755)  (550,489)  (533,088)
       Policy loans.....................................   (13,004)   (10,994)   (10,781)
       Commercial loans.................................   (20,442)        --         --
   Other long-term investments, net.....................      (852)       (86)     1,083
   Short term investments, net..........................    18,005      5,712    (14,254)
                                                         ---------  ---------  ---------
Cash Flows (Used In) Investing Activities...............  (123,179)   (87,407)  (221,065)
                                                         ---------  ---------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES:

   Policyholders' account deposits......................   179,705    222,751    216,651
   Policyholders' account withdrawals...................  (175,324)  (159,664)   (76,819)
   Proceeds from short-term debt issued.................   139,994         --         --
   Repayments of short-term debt........................   (87,000)        --         --
   Cash collateral for loaned securities, net...........    12,003     (4,328)    53,820
   Securities sold under agreements to
     repurchase, net....................................   (23,046)    10,271    (17,230)
   Contribution from Parent.............................        --         --     40,000
   Cash payments to eligible policyholders..............        --         --         --
   Net change in financing arrangements
     (maturities 90 days or less).......................    47,619       (133)       578
                                                         ---------  ---------  ---------
Cash Flows From Financing Activities....................    93,951     68,897    217,000
                                                         ---------  ---------  ---------
Net increase in cash and cash equivalents...............     7,923     35,570     11,065
Cash and cash equivalents, beginning of year............   108,117     72,547     61,482
                                                         ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR.................. $ 116,040  $ 108,117  $  72,547
                                                         =========  =========  =========
       SUPPLEMENTAL CASH FLOW INFORMATION...............
   Income taxes paid (received).........................    10,737    (15,510)    (6,828)
                                                         ---------  ---------  ---------

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

1. BUSINESS

Pruco Life Insurance Company of New Jersey or, "the Company," is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. The Company is licensed to sell interest-sensitive individual life insurance, variable life insurance, term insurance, variable annuities, and fixed annuities contracts only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of Pruco Life Insurance Company or, "Pruco Life", a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America or, "Prudential Insurance", an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001 ("the date of demutualization") Prudential Insurance converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc. or, "Prudential Financial."

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products and individual annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America or, GAAP. The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, as more fully described in Note 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, investments, future policy benefits, provision for income taxes, reserves of contingent liabilities and reserves for losses in connection with unresolved legal matters.

Share-Based Compensation

In December 2004, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 123(R), "Share-Based Payment," that replaces FASB Statement No. 123, "Accounting for Stock-Based Compensation." SFAS
No. 123(R) requires all entities to apply the fair value based measurement method in accounting for share-based payment transactions with employees, except for equity instruments held by employee share ownership plans. Under this method, compensation costs of awards to employees, such as stock options, are measured at fair value and expensed over the period during which an employee is required to provide service in exchange for the award (the vesting period). The Company had previously adopted the fair value recognition provision of the original SFAS No. 123, prospectively for all new stock options issued to employees on or after January 1, 2003. The Company will adopt SFAS No. 123(R) on January 1, 2006. By that date, there will be no unvested stock options issued prior to January 1, 2003.

Investments

Fixed maturities classified as "available for sale" are carried at fair value. The amortized cost of fixed maturities is written down to fair value if a decline in value is considered to be other than temporary. See the discussion below on realized gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in "Accumulated other comprehensive income (loss)."

Policy loans are carried at unpaid principal balances.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities repurchase and resale agreements and securities borrowed and loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value. Securities repurchase and resale agreements are collateralized principally by U.S. government and government agency securities. Securities borrowed or loaned are collateralized principally by cash or U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Short-term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are carried at amortized cost, which because of their short-term nature approximates fair value.

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships other than operating joint ventures in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Realized investment gains (losses), net are computed using the specific identification method. Adjustments to the cost of fixed maturities and equity securities for temporary impairments are included in "Realized investment losses, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: (1) the extent (generally if greater than 20%) and the duration (generally if greater than six months); (2) the reasons for the decline in value (credit event, interest related or market fluctuation); (3) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (4) the financial condition of and near-term prospects of the issuer. Realized investment gains (losses) are generated from numerous sources, including the sale of fixed maturity securities, equity securities, real estate investments, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost of investments for other than temporary impairments. "Realized investment gains (losses), net." also include prepayment premiums received on private fixed maturity securities, recoveries of principal on previously impaired securities, provisions for losses on commercial loans, fair value changes on embedded derivatives and derivatives that do not qualify for hedge accounting treatment.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include, but are not limited to:
(1) the risk that our assessment of an issuer's ability to meet its obligations could change, (2) the risk that the economic outlook could be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that we are making decisions based on fraudulent or misstated information in the financial statements provided by issuers and (4) the risk that new information obtained by us or changes in other facts and circumstances, including those not related to the issuer, could lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a change in our impairment determination, and hence a charge to earnings in a future period.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with maturities of three months or less when purchased.

Deferred Policy Acquisition Costs

The Company is charged distribution expenses from Prudential's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement. These costs include commissions and variable field office expenses. The Company is also allocated costs of policy issuance and underwriting from Prudential Insurance's general and administrative expense allocation system. The Company also is charged commissions from third parties, which are primarily capitalized as deferred acquisition costs ("DAC").

The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. For annuity products, the entire transfer-pricing fee is deemed to be related to the production of new annuity business and is deferred. For life products, there is a look-through into the expenses incurred by the Prudential Insurance's agency network and expenses that are considered to be related to the production of new insurance business are deferred. The cost of policy issuance and underwriting are also considered to be related primarily to the production of new insurance and annuity business and are fully deferred. Deferred policy acquisition costs ("DAC") are subject to recoverability testing at the end of each accounting period. DAC, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

DAC is subject to recoverability testing at the end of each accounting period. DAC, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized DAC is reflected in "General, administrative and other expenses" in the period such estimated gross profits are revised. DAC related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income.

DAC related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income.

The Company and Prudential Insurance have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company or Prudential Insurance for another form of policy or contract. These transactions are known as internal replacements. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies.

Reinsurance recoverables and payables

Reinsurance recoverables and payables include receivables and corresponding payables associated with reinsurance arrangements with affiliates. See Note 13 to the Financial Statements for additional information about these arrangements.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Separate account assets and liabilities

Separate account assets and liabilities are reported at fair value and represent segregated funds that are invested for certain policyholders, and other customers. The assets consist of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. See Note 8 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Asset management fees."

Sales inducements

The Company provides sales inducements to contractholders, which primarily include an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. These costs are deferred and recognized on the statement of financial position in other assets. They are amortized using the same methodology and assumptions used to amortized deferred policy acquisition costs. The amortization expense is included as a component of interest credited to policyholders' account balances. As of December 31, 2005 and 2004, deferred sales inducement costs included in other assets were $14 million and $11 million, respectively.

Other assets and other liabilities

Other assets consist primarily of reinsurance recoverables, premiums due, deferred sales inducement costs, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits plus interest credited less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities.

Future Policy Benefits

The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For life insurance, expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. The Company's liability for future policy benefits is also inclusive of liabilities for guarantee benefits related to certain non-traditional long duration life and annuity contracts, which are discussed more fully in Note 8. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

Unpaid Claims

Unpaid claims include estimates of claims that the Company believes have been incurred, but have not yet been reported ("IBNR") as of the balance sheet date and is an estimate of the amount of loss will ultimately incur on reported claims. Consistent with industry accounting practice, we do not establish loss reserves until a loss has occurred. These IBNR estimates, and estimates of the amounts of loss we will ultimately incur on reported claims, which are based in part on our historical experience, are regularly adjusted to reflect actual claims experience. When actual experience differs from our previous estimate, the resulting difference will be included in our reported results for the period of the change in estimate in the "Policyholders' benefits" caption in our statements of operations. On an ongoing basis, trends in actual experience are a significant factor in the determination of claim reserve levels.

Contingent Liabilities

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Insurance Revenue and Expense Recognition

Premiums from life insurance policies are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method. Amounts received as payment for deferred annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset Management Fees

Beginning October 1, 2002, the Company receives in accordance with a servicing agreement with Prudential Investments LLC, asset management fee income from policyholder account balances invested in The Prudential Series Funds ("PSF"). The PSF are a portfolio of mutual fund investments related to the Company's separate account products (see Note 13 to the Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than Prudential Insurance. Asset management fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company, and may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in pricing models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," in the Balance Sheets, except for embedded derivatives, which are recorded in the balance sheet with the associated host contract. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from these derivatives are reported in the investing activities section in the Statements of Cash Flows.

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency fair value or cash flow hedge ("foreign currency" hedge), (4) a hedge of a net investment in a foreign operation, or
(5) a derivative entered into as an economic hedge that does not qualify for hedge accounting. As of December 31, 2005, none of the Company's derivatives qualify for hedge accounting treatment.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that may contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net."

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Income Taxes

The Company is a member of the consolidated federal income tax return of Prudential Financial and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

New Accounting Pronouncements

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the impact of SOP 05-1 on the Company's financial position and results of operations.

In November 2005, the FASB issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This FSP provides impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities, primarily by referencing existing accounting guidance. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's current policy is generally to record income only as cash is received following an impairment of a debt security. The Company will adopt this guidance on January 1, 2006, for other than temporary impairments recorded subsequent to December 31, 2005.

In December 2003, the FASB issued FIN No. 46(R), "Consolidation of Variable Interest Entities," which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. On December 31, 2003, the Company adopted FIN No. 46(R) for all special purpose entities ("SPEs") and for relationships with all VIEs that began on or after February 1, 2003. On March 31, 2004, the Company implemented FIN No. 46(R) for relationships with potential VIEs that are not SPEs. The transition to FIN No. 46(R) did not have a material effect on the Company's financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC issued this SOP to address the need for interpretive guidance in three areas: separate account presentation and valuation; the classification and valuation of certain long-duration contract liabilities; and the accounting recognition given sales inducements (bonus interest, bonus credits and persistency bonuses).

The effect of adopting SOP 03-1 was a charge of $0.2 million, net of $0.1 million of taxes, which was reported as a "Cumulative effect of accounting change, net of taxes" in the results of operations for the year ended
December 31, 2004. This charge reflects the net impact of converting certain individual market value adjusted annuity contracts from separate account accounting treatment to general account accounting treatment, including carrying the related liabilities at accreted value, and the effect of establishing reserves for guaranteed minimum death benefit provisions of the Company's variable annuity and variable life contracts. The Company also recognized a cumulative effect of accounting change related to unrealized investment gains within "Accumulated other comprehensive income, net of taxes" of $0.5 million, net of $0.3 million of taxes, for the year ended December 31, 2005. Upon adoption of SOP 03-1, approximately $40 million in "Separate account assets" were reclassified resulting in an increase in "Fixed maturities, available for sale", as well as changes in other non-separate account assets. Similarly, upon adoption, approximately $40 million in "Separate account liabilities" were reclassified resulting in increases in "Policyholders' account balances" as well as changes in other non-separate account liabilities.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change its accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The implementation of this TPA during the third quarter of 2004 had no impact on the Company's financial position or results of operations.

In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments." Implementation Issue No. B36 indicates that a modified coinsurance arrangement ("modco"), in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contains an embedded derivative feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." Effective October 1, 2003, the Company adopted the guidance prospectively for existing contracts and all future transactions. As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999, were grandfathered and are exempt from the provisions of SFAS No. 133 that relate to embedded derivatives. The application of Implementation Issue No. B36 in 2003 had no impact on the financial position or results of operations of the Company.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 generally applies to instruments that are mandatorily redeemable, that represent obligations that will be settled with a variable number of company shares, or that represent an obligation to purchase a fixed number of company shares. For instruments within its scope, the statement requires classification as a liability with initial measurement at fair value. Subsequent measurement depends upon the certainty of the terms of the settlement (such as amount and timing) and whether the obligation will be settled by a transfer of assets or by issuance of a fixed or variable number of equity shares. The Company's adoption of SFAS No. 150, as of July 1, 2003, did not have a material effect on the Company's financial position or results of operations.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

3. INVESTMENTS (continued)

Fixed Maturities

The following tables provide additional information relating to fixed maturities as of December 31:

                                                                     2005
                                                   ----------------------------------------
                                                               Gross      Gross
                                                   Amortized Unrealized Unrealized  Fair
                                                     Cost      Gains      Losses    Value
                                                   --------- ---------- ---------- --------
                                                                (in thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of U.S.
  Government corporations and agencies............ $ 14,767   $   158    $    45   $ 14,880
Foreign government bonds..........................   11,471       722         --     12,193
Corporate securities..............................  847,983    12,286     10,068    850,201
Mortgage-backed securities........................  120,191        87      1,686    118,592
                                                   --------   -------    -------   --------
Total fixed maturities, available for sale........ $994,412   $13,253    $11,799   $995,866
                                                   ========   =======    =======   ========

                                                                     2004
                                                   ----------------------------------------
                                                               Gross      Gross
                                                   Amortized Unrealized Unrealized  Fair
                                                     Cost      Gains      Losses    Value
                                                   --------- ---------- ---------- --------
                                                                (in thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of U.S.
  Government corporations and agencies............ $ 40,178   $   527     $   94   $ 40,611
Foreign government bonds..........................       --        --         --         --
Corporate securities..............................  795,984    30,808      1,788    825,004
Mortgage-backed securities........................   38,038       200        168     38,070
                                                   --------   -------     ------   --------
Total fixed maturities, available for sale........ $874,200   $31,535     $2,050   $903,685
                                                   ========   =======     ======   ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

3. INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2005, is shown below:

                                              Available for Sale
                                              ------------------
                                              Amortized  Fair
                                                Cost     Value
                                              --------- --------
                                                (in thousands)
Due in one year or less...................... $ 80,039  $ 80,307
Due after one year through five years........  313,289   313,977
Due after five years through ten years.......  349,272   350,481
Due after ten years..........................  131,621   132,509
Mortgage-backed securities...................  120,191   118,592
                                              --------  --------
Total........................................ $994,412  $995,866
                                              ========  ========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2005, 2004, and 2003 were $649 million, $394 million, and $275 million, respectively. Gross gains of $4 million, $6 million, and $2 million, and gross losses of $5 million, $4 million, and $2 million were realized on those sales during 2005, 2004, and 2003, respectively. Proceeds from maturities of fixed maturities available for sale during 2005, 2004, and 2003 were $128 million, and $56 million, and $39 million, respectively.

Writedowns for impairments that were deemed to be other than temporary for fixed maturities were $0 million, $0 million, and $2 million for the years 2005, 2004 and 2003, respectively.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                     2005     2004     2003
                                                   -------  -------  -------
                                                         (in thousands)
Fixed maturities, available for sale.............. $52,085  $44,375  $36,587
Policy loans......................................   8,523    8,443    8,463
Commercial loans..................................     415       --       --
Short-term investments and cash equivalents.......   3,660    1,733    1,430
Other.............................................     625      272      535
                                                   -------  -------  -------
Gross investment income...........................  65,308   54,823   47,015
Less investment expenses..........................  (5,111)  (2,324)  (1,867)
                                                   -------  -------  -------
Net investment income............................. $60,197  $52,499  $45,148
                                                   =======  =======  =======

Realized investment losses, net, including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                    2005   2004     2003
                                                   -----  ------  -------
                                                       (in thousands)
Fixed maturities, available for sale.............. $(316) $2,024  $(1,123)
Derivatives and other.............................   (13)   (139)     285
                                                   -----  ------  -------
Realized investment losses, net................... $(329) $1,885  $  (838)
                                                   =====  ======  =======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements


3. INVESTMENTS (continued)

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income." Changes in these amounts include adjustments to exclude from "Accumulated other comprehensive income (loss)" those items that are included as part of "net income" for a period that also had been part of "Accumulated other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                    Accumulated other
                                                                                                      Comprehensive
                                                                                                      Income (Loss)
                                                              Deferred                   Deferred    Related to Net
                                              Net Unrealized   policy    Policyholders' Income Tax     Unrealized
                                              Gains (Losses) Acquisition    Account     (Liability)    Investment
                                              on Investments    Costs       Balances      Benefit    Gains (Losses)
                                              -------------- ----------- -------------- ----------- -----------------
                                                                          (in thousands)
Balance, December 1, 2002....................    $ 28,035     $(16,262)     $ 3,375       $(5,453)      $  9,695

   Net investment gains (losses) on
     investments arising during the period...       7,160           --           --        (2,577)         4,583

   Reclassification adjustment for gains
     (losses) included in net income.........       1,123           --           --          (404)           719

   Impact of net unrealized investment Gains
     (losses) on deferred policy acquisition
     costs...................................          --       (3,662)          --         1,318         (2,344)

   Impact of net unrealized investment gains
     (losses) on policyholders' account
     balances................................          --           --          821          (296)           525
                                                 --------     --------      -------       -------       --------
Balance, December 31, 2003...................      36,318      (19,924)       4,196        (7,412)        13,178

   Net investment gains (losses) on
     investments arising during the period...      (4,798)          --           --         2,043         (2,755)

   Reclassification adjustment for gains
     (losses) included in net income.........      (2,024)          --           --           708         (1,316)

   Impact of net unrealized investment gains
     (losses) on deferred policy acquisition
     costs...................................          --        8,075           --        (3,026)         5,049

   Impact of net unrealized investment gains
     (losses) on policyholders' account
     balances................................          --           --       (1,465)          555           (910)
                                                 --------     --------      -------       -------       --------
Balance, December 31, 2004...................      29,496      (11,849)       2,731        (7,132)        13,246

   Net investment gains (losses) on
     investments arising during the period...     (28,357)          --           --         9,926        (18,431)

   Reclassification adjustment for gains
     (losses) included in net income.........         314           --           --          (111)           203

   Impact of net unrealized investment gains
     (losses) on deferred policy acquisition
     costs...................................          --       11,961           --        (4,186)         7,775

   Impact of net unrealized investment gains
     (losses) on policyholders' account
     balances................................          --           --       (3,012)        1,054         (1,958)
                                                 --------     --------      -------       -------       --------
Balance, December 31, 2005...................    $  1,453     $    112      $  (281)      $  (449)      $    835
                                                 ========     ========      =======       =======       ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

3. INVESTMENTS (continued)

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2005 and 2004 respectively:

                                                 Less than twelve    Twelve months or
                                                      months               more               Total
                                                ------------------- ------------------ -------------------
                                                 Fair    Unrealized  Fair   Unrealized  Fair    Unrealized
                                                 Value     Losses    Value    Losses    Value     Losses
                                                -------- ---------- ------- ---------- -------- ----------
                                                                      (in thousands)
Fixed maturities, available for sale: 2005
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.... $  7,678  $    22   $   899   $   23   $  8,577  $    45
Corporate securities...........................  436,319    8,410    53,409    1,658    489,728   10,068
Mortgage-backed securities.....................  101,510    1,627     2,000       59    103,510    1,686
                                                --------  -------   -------   ------   --------  -------
Total.......................................... $545,507  $10,059   $56,308   $1,740   $601,815  $11,799
                                                ========  =======   =======   ======   ========  =======
Fixed maturities, available for sale: 2004
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.... $ 23,744  $    94   $    --   $   --   $ 23,744  $    94
Corporate securities...........................  208,780    1,721     3,606       67    212,386    1,788
Mortgage-backed securities.....................   25,005      168        --       --     25,005      168
                                                --------  -------   -------   ------   --------  -------
Total.......................................... $257,529  $ 1,983   $ 3,606   $   67   $261,135  $ 2,050
                                                ========  =======   =======   ======   ========  =======

As of December 31, 2005, gross unrealized losses on fixed maturities totaled approximately $12 million comprising 232 issuers. Of this amount, there was $10 million in the less than twelve months category comprising 189 issuers and $2 million in the greater than twelve months category comprising 43 issuers. There were no individual issuers with gross unrealized losses greater than $0.51 million. $9 million of gross unrealized losses is comprised of investment grade securities. $1 million of gross unrealized losses of twelve months or more were concentrated in the finance, manufacturing, and service sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Financial Statements), we have concluded that an adjustment for other than temporary impairments is not warranted at December 31, 2005.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2005 and 2004, the carrying values of fixed maturities available for sale pledged to third parties as reported in the Statements of Financial Position were $86.3 million and $96 million, respectively.

Fixed maturities of $0.5 million at December 31, 2005 and 2004 were on deposit with governmental authorities or trustees as required by certain insurance laws.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

4. DEFERRED POLICY ACQUISITION COSTS

The balance of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                2005      2004      2003
                                              --------  --------  --------
                                                     (in thousands)
Balance, beginning of year................... $183,219  $176,529  $137,053
Capitalization of commissions, sales and
  issue expenses.............................   39,238    21,374    60,669
Amortization.................................   (8,846)  (23,147)  (17,531)
Change in unrealized investment gains........   11,961     8,463    (3,662)
                                              --------  --------  --------
Balance, end of year......................... $225,572  $183,219  $176,529
                                              ========  ========  ========

Deferred acquisition costs in 2005 include reductions in capitalization and amortization related to the reinsurance expense allowances resulting from the coinsurance treaty with Prudential Arizona Reinsurance Captive Company or, "PARCC," discussed in Note 13 below. Ceded capitalization and amortization relating to this treaty included in the above table amounted to $14 million and $4 million, respectively, in 2005.

5. POLICYHOLDERS' LIABILITIES

Future policy benefits at December 31 are as follows:

                                                2005     2004
                                              -------- --------
                                               (in thousands)
Life insurance............................... $196,756 $163,064
Individual and group annuities...............    4,733    4,595
Other contract liabilities...................    1,933    2,085
                                              -------- --------
Total future policy benefits................. $203,422 $169,744
                                              ======== ========

Life insurance liabilities include reserves for death benefits and other policy benefits. Annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for life insurance are based on the net level premium method, calculated using the guaranteed mortality and nonforfeiture rates, which range from 2.50% to 7.50%.

Future policy benefits for individual and group annuities are equal to the aggregate of 1) the present value of expected future payments on the basis of actuarial assumptions established at issue, and 2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience when the basis of the reserve is established. The interest rates used in the determination of the individual and group annuities reserves range from 5.25% to 8.75%, with 10% of the reserves based on an interest rate in excess of 8%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience (except for certain group insurance coverages for which future policy benefits are equal to gross unearned premium reserves). The interest rates used in the determination of the present values range from 5.85% to 6.30%.

Policyholders' account balances at December 31 are as follows:

                                                2005     2004
                                              -------- --------
                                               (in thousands)
Interest-sensitive life contracts............ $456,366 $417,736
Individual annuities.........................  308,146  320,605
Guaranteed investment contracts and
  guaranteed interest accounts...............   37,333   39,380
Dividend accumulations and other.............   39,977   38,629
                                              -------- --------
Total policyholders' account balances........ $841,822 $816,350
                                              ======== ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

5. POLICYHOLDERS' LIABILITIES (continued)

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates for interest-sensitive life contracts range from 3.00% to 4.85%. Interest crediting rates for individual annuities range from 1.50% to 11.00%. Interest crediting rates for guaranteed investment contracts and guaranteed interest accounts range from 3.00% to 6.30%. Interest crediting rates range from 2.35% to 3.50% for dividend accumulations and other.

6. REINSURANCE

The Company participates in reinsurance with Prudential Insurance, PARCC and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements does not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote. Effective October 3, 2005, the Company entered into a new coinsurance agreement with Pruco Re, Ltd. providing for the 100% reinsurance of its Lifetime Five benefit feature sold on new business after October 3, 2005.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for both long and short duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Reinsurance amounts included in the Statement of Operations and Comprehensive Income for the years ended December 31 are below.

                                                   2005      2004      2003
                                                 --------  --------  --------
                                                        (in thousands)
Direct premiums and policy charges and fee
  income........................................ $162,830  $142,492  $113,955
Reinsurance ceded...............................  (94,074)  (37,817)  (11,180)
                                                 --------  --------  --------
Premiums and policy charges and fee income...... $ 68,756  $104,675  $102,775
                                                 ========  ========  ========
Policyholders' benefits ceded................... $ 41,641  $ 20,028  $ 11,223
                                                 ========  ========  ========

Reinsurance premiums ceded for interest-sensitive life products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables, included in the Company's Statements of Financial Position, at December 31, 2005 and 2004 were $92 million and $67 million, respectively.

During 2004, the Company entered into reinsurance contracts with affiliates covering the entire life in force. As a result, all reinsurance contracts are with affiliates as of December 31, 2004. These contracts are described further in Note 13, below.

The gross and net amounts of life insurance in force at December 31, were as follows:

                                             2005          2004          2003
                                         ------------  ------------  ------------
                                                      (in thousands)
Life insurance face amount in force..... $ 52,930,588  $ 42,903,082  $ 31,868,113
Ceded...................................  (46,406,195)  (37,708,317)  (17,782,119)
                                         ------------  ------------  ------------
Net amount of life insurance in force... $  6,524,393  $  5,194,765  $ 14,085,994
                                         ============  ============  ============

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

7. INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:

                                                      2005     2004     2003
                                                     ------- -------  --------
                                                           (in thousands)
Current tax (benefit) expense:
   U.S.............................................. $ 6,441 $14,639  $(15,103)
   State and local..................................      --     (55)       --
                                                     ------- -------  --------
Total...............................................   6,441  14,584   (15,103)
                                                     ------- -------  --------
Deferred tax expense:
   U.S..............................................   7,151  (2,640)   23,735
   State and local..................................      --  (1,576)      302
                                                     ------- -------  --------
Total...............................................   7,151  (4,216)   24,037
                                                     ------- -------  --------
Total income tax expense............................ $13,592 $10,368  $  8,934
                                                     ======= =======  ========

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                       2005     2004     2003
                                                     -------  -------  -------
                                                           (in thousands)
Expected federal income tax expense................. $18,486  $12,589  $10,343
IRS settlement for examination period 1997 to 2001..  (2,769)      --       --
State and local income taxes........................      --   (1,060)     197
Non taxable investment income.......................  (2,979)  (1,240)  (2,583)
Other...............................................     854       79      977
                                                     -------  -------  -------
Total income tax expense............................ $13,592  $10,368  $ 8,934
                                                     =======  =======  =======

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                               2005    2004
                                              ------- -------
                                              (in thousands)
Deferred tax assets
   Investments............................... $ 1,670 $ 1,661
   Other.....................................     774     841
                                              ------- -------
   Deferred tax assets.......................   2,444   2,502
                                              ------- -------
Deferred tax liabilities
   Insurance reserves........................ $ 1,942 $ 3,249
   Deferred acquisition costs................  57,917  46,936
   Net unrealized gains on securities........     508  10,324
   Other.....................................   3,761   3,209
                                              ------- -------
   Deferred tax liabilities..................  64,128  63,718
                                              ------- -------
Net deferred tax liability................... $61,684 $61,216
                                              ======= =======

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

7. INCOME TAXES (continued)

On January 26, 2006, the Internal Revenue Service ("IRS") officially closed the audit of the consolidated federal income tax returns for the 1997 to 2001 periods. As a result of certain favorable resolutions, the Company's statement of operations for the year ended December 31, 2005 includes an income tax benefit of $2.8 million, reflecting a reduction in the Company's liability for income taxes. The consolidated federal income tax returns for the 2002 and 2003 periods are currently under examination.

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary ("anniversary contract value"). These guarantees include benefits that are payable in the event of death or annuitization.

The Company also issues annuity contracts with contractually guaranteed death benefits market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2005 and 2004 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. As of December 31, 2005, and 2004 the Company had the following guarantees associated with these contracts, by product and guarantee type:

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

As of December 31, 2005, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                     December 31, 2005               December 31, 2004
                                              ------------------------------- -------------------------------
                                              In the Event At Annuitization / In the Event At Annuitization /
                                                of Death      Accumulation      of Death      Accumulation
                                              ------------ ------------------ ------------ ------------------
                                                  (dollars in thousands)          (dollars in thousands)
Variable Annuity Contracts...................

Return of net deposits
Account value................................  $ 303,639              N/A      $ 239,825              N/A
Net amount at risk...........................  $     102              N/A      $     395              N/A
   Average attained age of contractholders...   62 years              N/A       61 years              N/A

Minimum return or anniversary contract value
Account value................................  $ 747,305       $  139,073      $ 743,506       $   68,612
Net amount at risk...........................  $  42,256       $        2      $  67,040       $        0
   Average attained age of contractholders...   63 years         57 years       63 years         56 years
Average period remaining until earliest
  expected annuitization.....................        N/A        6.4 years                       6.5 years

Market value adjusted annuities..............

                                               Unadjusted       Adjusted       Unadjusted       Adjusted
                                                 Value           Value           Value           Value
                                              ------------ ------------------ ------------ ------------------
Account value................................  $  31,264       $   31,842      $  34,053       $   35,885

                                              December 31, December 31,
                                                  2005         2004
                                              ------------ ------------
                                                In the Event of Death
                                              -------------------------
                                               (dollars in thousands)
Variable Life, Variable Universal Life and
  Universal Life Contracts...................

No Lapse Guarantees..........................
Separate account value.......................  $  427,765   $  417,967
General account value........................  $   83,961   $   65,494
Net amount at risk...........................  $5,922,134   $5,329,909
Average attained age of contractholders......    43 years     42 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                              December 31, December 31,
                                                  2005         2004
                                              ------------ ------------
                                               (dollars in thousands)
Equity funds.................................   $638,156     $550,374
Bond funds...................................     70,859       77,660
Balanced funds...............................     20,264       17,431
Money market funds...........................     18,538       23,123
Specialty funds..............................      1,605           --
                                                --------     --------
   Total.....................................   $749,422     $668,588
                                                ========     ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

The total amount of funds invested in separate account investment options for variable life, variable universal life and universal life contracts with guarantees was $428 million at December 31, 2005.

In addition to the above mentioned amounts invested in separate account investment options, $301.5 million of account balances of variable annuity contracts with guarantees (inclusive of contracts with MVA features) were invested in general account investment options.

Liabilities For Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") and guaranteed minimum income and withdrawal benefits are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits."

                                               (GMDB)  (GMIB)  Total
                                              -------  ------ -------
                                                   (in thousands)
Balance as of January 1, 2004................ $ 1,633     --  $ 1,633
   Incurred guarantee benefits...............     762    126      888
   Paid guarantee benefits...................  (1,154)    --   (1,154)
                                              -------   ----  -------
Balance as of December 31, 2004.............. $ 1,241    126  $ 1,367
   Incurred guarantee benefits...............   1,809    189    1,998
   Paid guarantee benefits...................    (701)    --     (701)
                                              -------   ----  -------
Balance as of December 31, 2005.............. $ 2,349   $315  $ 2,664
                                              =======   ====  =======

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue, the present value of expected death benefits in excess of the projected account balance and the percentage of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB liability balance, with a related charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The present value of death benefits in excess of the projected account balance and the present value of total expected assessments for GMDB's were determined over a reasonable range of stochastically generated scenarios. For variable annuities and variable universal life, 5,000 scenarios were stochastically generated and, from these, 200 scenarios were selected using a sampling technique. For variable life, various scenarios covering a reasonable range were weighted based on a statistical lognormal model. For universal life, 10,000 scenarios were stochastically generated and, from these, 100 were selected.

The GMIWB feature provides a contractholder with two methods to receive guaranteed minimum payments over time - a "withdrawal" option and an "income" option. Each of these amounts is based on a "protected withdrawal value" (the "GMIWB Protected Withdrawal Value"). The initial GMIWB Protected Withdrawal Value is determined as of the date that the contractholder makes his/her first withdrawal under the annuity following the election of the GMIWB. The initial GMIWB Protected Withdrawal Value is equal to the greatest of three amounts, which, stated generally, are (a) account value, plus additional purchase payments and any credits, rolled up at a specified percentage for a period of time (b) account value as of the date of the first withdrawal and (c) a

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

specified highest anniversary value. Under the withdrawal option, the Company guarantees that a specified percentage of the GMIWB Protected Withdrawal Value can be withdrawn each year until the GMIWB Protected Withdrawal Value has been exhausted. Under the income option, the Company guarantees that a lesser percentage of the GMIWB Protected Withdrawal Value can be withdrawn for life. As under the GMWB feature, the contract holder may elect to step-up the GMIWB Protected Withdrawal Value if, due to positive market performance, the account value is greater than the current GMIWB Protected Withdrawal Value.

Sales Inducements

The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred sales inducements and other assets." The Company offers various types of sales inducements. These inducements include: (i) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and
(ii) additional interest credits after a certain number of years a contract is held. Changes in deferred sales inducements are as follows:

                                             Sales
                                          Inducements
                                         --------------
                                         (in thousands)
Balance as of January 1, 2004...........    $ 7,879
   Capitalization.......................      4,461
   Amortization.........................     (1,225)
                                            -------
Balance as of December 31, 2004.........     11,115
   Capitalization.......................      3,863
   Amortization.........................     (1,362)
                                            -------
Balance as of December 31, 2005.........    $13,616
                                            =======

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $1 million, $57 million, and $(60) million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory surplus of the Company amounted to $142 million and $148 million at December 31, 2005 and 2004, respectively. The statutory loss in 2003 was primarily attributed to the surplus strain from new business, which results from higher commissions and selling expenses, which are not deferred under statutory accounting, and from increases to reserves. During 2004, the Company obtained reinsurance on the term life business from a captive affiliate, mitigating the surplus strain on that business. The agreement is discussed further in Note 13.

In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance or, "Codification," which replaced the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. Codification provided guidance for areas where statutory accounting had been silent and changed current statutory accounting in certain areas. The Company adopted the Codification guidance effective January 1, 2001. As a result of these changes, the Company reported an increase to statutory surplus of $7 million, primarily relating to the recognition of deferred tax assets.

The Company is subject to New Jersey law. The maximum amount of dividends, which can be paid by State of New Jersey insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to N.J.S.A.17:27A-4.c(2)(b). There is no capacity to pay a dividend in 2006 and there have been no dividend payments to the Company's parent in 2005, 2004 or 2003. The Company received a $40 million capital contribution from its Parent during 2003.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. These fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair values. The methods and assumptions discussed below were used in calculating the fair values of the instruments. See Note 11 to the Financial Statements for a discussion of derivative instruments.

Fixed maturities

The fair values of public fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, for investments in private placement fixed maturity securities, this information is not available. For these private investments, the fair value is determined typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality, and an additional spread component for the reduced liquidity associated with private placements. This additional spread component is determined based on surveys of various third party financial institutions. Historically, changes in estimated future cash flows or the assessment of an issuer's credit quality have been the more significant factors in determining fair values.

Commercial Loans

The fair value of commercial loans, other than those held by the Company's commercial mortgage operations, is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, and adjusted for the current market spread for similar quality loans.

The fair value of commercial loans held by the Company's commercial mortgage operations is based upon various factors, including the terms of the loans, the intended exit strategy for the loans based upon either a securitization pricing model or commitments from investors, prevailing interest rates, and credit risk.

Policy loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts

For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

The following table discloses the carrying amounts and fair values of the Company's financial instruments at December 31:

                                                    2005                  2004
                                            --------------------- ---------------------
                                             Carrying              Carrying
                                              Value    Fair Value   Value    Fair Value
                                            ---------- ---------- ---------- ----------
                                                          (in thousands)
Financial assets:

   Fixed maturities, available for sale.... $  995,866 $  995,866 $  903,685 $  903,685
   Policy loans............................    155,705    168,708    153,359    175,090
   Short-term investments..................     23,501     23,501     44,549     44,549
   Commercial loans........................     20,353     20,353         --         --
   Cash and cash equivalents...............    116,040    116,040    108,117    108,117
   Separate account assets.................  2,287,786  2,287,786  2,112,866  2,112,866

Financial liabilities:
   Investment contracts....................    385,569    385,569 $  398,615 $  398,615
   Cash collateral for loaned securities...     86,530     86,530     74,527     74,527
   Securities sold under agreements to
     repurchase............................      1,708      1,708     24,754     24,754
   Short term debt to affiliates...........     52,994     52,944         --         --
   Separate account liabilities............  2,287,786  2,287,786  2,112,866  2,112,866

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be specifically attributed to specific assets or liabilities or may be based on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Exchange-traded futures are used by the Company to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange.

Futures typically are used to hedge duration mismatches between assets and liabilities. Futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in our investment portfolio.

Embedded Derivatives

As described in Note 8, the Company sells variable annuity products which contain embedded derivatives. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees which are determined using pricing models.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available for sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Credit Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's over-the-counter derivative transactions is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. Because exchange-traded futures are effected through regulated exchanges, and positions are settled on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company manages credit risk by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. In addition, the Company enters into over-the-counter swaps pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange-traded futures through regulated exchanges and these positions are marked to market on a daily basis.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $6 million of commercial loans in 2006. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $17 million in 2006.

Contingencies

On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Proceedings

The Company's litigation and regulatory matters are subject to legal and regulatory actions in the ordinary course of its businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and that are typical of the businesses in which the Company operates.

Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. We may also be subject to litigation arising out of our general business activities, such as our investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

The Company's litigation and regulatory matters is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses in 2005 reflect a change in allocations implemented during the fourth quarter of 2005. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial.

The Company receives a charge to cover its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earning and length of service. While others are based on an account balance, which takes into consideration age, service and earnings during career.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

13. RELATED PARTY TRANSACTIONS (Continued)

Prudential Insurance sponsors voluntary savings plan for the Company's employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged the Company for the matching contribution to the plans was $0.3 million and $0.3 million in 2005 and 2004, respectively.

The Company's share of net expense for the pension plans was $.6 million and $.7 million for the twelve months ended December 31, 2005 and twelve months ended December 31, 2004, respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Affiliated Asset Management Fee Income

Beginning October 1, 2002, in accordance with a servicing agreement with Prudential Investments LLC, the Company receives fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Statements of Operations and Comprehensive Income.

Corporate Owned Life Insurance

The Company has sold two Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance. The cash surrender value included in separate accounts was $470 million and $462 million at December 31, 2005 and December 31, 2004, respectively. Fees related to the COLI policies were $5 million, $4 million and $3 million for the years ending December 31, 2005, 2004 and 2003, respectively.

Reinsurance with Affiliates

PARCC

In September 2004, the Company entered into an agreement to reinsure its term life insurance with an affiliated company, PARCC. The Company reinsures with PARCC 90 percent of the risks under such policies through an automatic and facultative coinsurance agreement. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. The coinsurance agreement with PARCC also replaces the yearly renewable term agreements with external reinsurers that were previously in effect on this block of business. There was no net cost associated with the initial transaction. Reinsurance recoverables related to this agreement were $85 million and $56 million as of December 31, 2005 and December 31, 2004, respectively. Premiums ceded to PARCC in 2005 and 2004 were $70 million and $25 million, respectively. Benefits ceded in 2005 and 2004 were $19 million and $15 million, respectively.

Prudential Insurance

In December 2004, the Company recaptured the excess of loss reinsurance agreement with Prudential Insurance and replaced it with a revised agreement to reinsure all risks, not otherwise reinsured. Reinsurance recoverable related to this agreement was $7 million and $8 million as of December 31, 2005 and December 2004 respectively. Premiums and fees ceded to Prudential Insurance in 2005, 2004 and 2003 were $24 million, $1 million and $1 million, respectively. Benefits ceded in 2005, 2004 and 2003 were $22 million, $3 million, respectively, and none in 2003. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions.

During the fourth quarter of 2005, the Company entered into a new reinsurance agreement with Pruco Reinsurance, Ltd as part of its risk management and capital management strategies for annuities. This agreement became effective on October 3, 2005, and provides for the 100% reinsurance of its Lifetime Five benefit feature.

Debt Agreements

The Company and its parent, Pruco Life, have a revolving line of credit facility of up to $800 million with Prudential Funding, LLC, a wholly owned subsidiary of Prudential Insurance. The total of asset-based financing and borrowing under this credit facility for the Company and its parent cannot be more than $800 million. As of December 31, 2005 and 2004, there was $88 million and $99 million, respectively, of asset-based financing. There was $53 million of debt outstanding to Prudential Funding, LLC as of December 31, 2005 as compared to none at December 31, 2004. Interest expense related to this agreement was $1 million in 2005, with related interest charged at a variable rate ranging from 3.10% to 4.40%.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2005 and 2004 are summarized in the table below:

                                                              Three months ended
                                                   -----------------------------------------
                                                   March 31 June 30 September 30 December 31
                                                   -------- ------- ------------ -----------
                                                               (in thousands)
2005
Total revenues.................................... $33,075  $35,883   $33,059      $35,773
Total benefits and expenses.......................  26,118   24,867     7,830       26,159
Income from operations before income taxes and
  cumulative effect of accounting change..........   6,957   11,016    25,229        9,614
Net income........................................   6,931    7,834    18,142        6,318
                                                   =======  =======   =======      =======

                                                               (in thousands)
2004
Total revenues.................................... $43,919  $45,136   $39,306      $37,621
Total benefits and expenses.......................  34,118   38,485    32,342       25,070
Income from operations before income taxes and
  cumulative effect of accounting change..........   9,801    6,651     6,964       12,551
Net income........................................   6,912    4,774     6,432        7,297
                                                   =======  =======   =======      =======

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

(1) Financial Statements of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2005; the Statements of Operations for the period ended December 31, 2005; the Statements of Changes in Net Assets for the periods ended December 31, 2005 and December 31, 2004; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 1)

(2) Statements of Pruco Life of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2005 and 2004; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2005, 2004 and 2003; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 1)

(b)  EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Note 3)

(2)  Agreements for custody of securities and similar investments--Not
     Applicable.

(3) (a) Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor) (Note 2)

     (b) Form of Selected Broker Agreement used by PIMS (Note 2)

(4)  (a) Form of The Strategic Partners Advisor Contract V-FLX-99 C-ROP-NY (Note
     12)

     (b) Form of The Strategic Partners Advisor Contract V-FLX-99 C-GMDB-NY (Note 11)

     (c) Endorsement Form ORD 112899-NY (Note 13)

     (d) Endorsement to Strategic Partners Advisor Variable Annuity Contract Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five) (Note 1)

     (e) Schedule Supplement to Strategic Partners Advisor Variable Annuity Contract Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five) (Note 1)

(5)  (a) Application form for the Contract. (Note 12)

     (b) Application form for the Contract - ORD 99690NY Ed. 1/2004 (Note 15)

     (c) Application form for the Contract - ORD 99760NY Ed. 3/2006 (Note 1)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. (Note 6)

     (b) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 7)

(7)  Contract of reinsurance in connection with variable annuity contract
     (Note 17)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

          (a) Form of Fund Participation Agreement. (Note 4)

          (b) Form of Fund Participation Agreement (AST) (Note 16)

          (c) Gartmore Amended and Restate Fund Participation Agreement
          (Note 16)

(9)  Opinion of Counsel as to legality of the securities being registered. (Note
     1)

(10) Written consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Schedule of Performance Computations. (Note 1)

(14) Powers of Attorney.

     (a) David R. Odenath, Jr. (Note 9)

     (b) James J. Avery Jr. (Note 5)

     (c) Ronald P. Joelson (Note 8)

     (d) Helen M. Galt (Note 10)

     (e) C. Edward Chaplin, John Chieffo and Bernard J. Jacob (Note 14)

(Note 1)   Filed herewith.

(Note 2)   Incorporated by reference to Post-Effective Amendment No. 3 to Form
           N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity
           Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of New Jersey
           Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium
           Variable Annuity Account.

(Note 5)   Incorporated by reference to Post-Effective Amendment No. 10 to Form
           S-1, Registration No. 33-20018, filed April 9, 1998 on behalf of the
           Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 6)   Incorporated by reference to Post-Effective Amendment No. 12 to Form
           S-1, Registration No. 33-20018, filed on April 16, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 7) Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey
           Variable Appreciable Account.

(Note 8)   Incorporated by reference to Post-Effective Amendment No. 14 to Form
           S-1, Registration No. 33-20018, filed April 10, 2001 on behalf of the
           Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 9)    Incorporated by reference to Pre-Effective Amendment No. 1 to Form
            S-6, Registration No. 333-49334, filed on February 8, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 10)   Incorporated by reference to Post-Effective Amendment No. 5 to Form
            S-6, Registration No. 333-85117 filed June 28, 2001 on behalf of the
            Pruco Life of New Jersey Variable Appreciable Account.

(Note 11)   Incorporated by reference to Pre-Effective Filing No.1 to Form N-4,
            Registration No. 333-86083, filed August 27, 1999 on behalf of the
            Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 12)   Incorporated by reference to Pre-Effective Amendment No. 1 to this
            Registration Statement, filed November 27, 2001.

(Note 13)   Incorporated by reference to Post-Effective Amendment No. 2 to Form
            N-4, Registration No. 333-62242, filed April 18, 2003 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity
            Account.

(Note 14)   Incorporated by reference to Post-Effective Amendment No. 13 to Form
            N-4, Registration No. 333-49230, filed January 20, 2005 on behalf of
            Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 15)   Incorporated by reference to Post-Effective Amendment No. 3 to Form
            N-4, Registration No. 333-62242, filed April 20, 2004 on behalf of
            Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 16)   Incorporated by reference to Post-Effective Amendment No. 54 to Form
            N-4, Registration No. 333-99275, filed April 6, 2005 on behalf of
            Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 17)   Incorporated by reference to Pre-Effective Amendment to Form N-4 to
            Registration 333-131035, filed January 13, 2006, on behalf of Pruco
            Life of New Jersey Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Pruco Life of New Jersey are listed below:

Name and Principal Business Address   Position and Offices with Depositor
-----------------------------------   -----------------------------------
James J. Avery, Jr.                   Vice Chairman and Director
213 Washington Street
Newark, NJ 07102-2992

C. Edward Chaplin                     Treasurer and Director
751 Broad Street
Newark, NJ 07102-3777

John Chieffo                          Chief  Financial Officer
213 Washington Street
Newark, NJ 07102-2992

Helen M. Galt                         Director
213 Washington Street
Newark, NJ 07102-2992

Bernard J. Jacob                      President and Director
213 Washington Street
Newark, NJ 07102-2992

Ronald P. Joelson                     Director
100 Mulberry Street
Newark, NJ 07102-5096

Clifford E. Kirsch                    Chief Legal Officer and Secretary
213 Washington Street
Newark, NJ 07102-2992

Melody C. McDaid                      Senior Vice President
213 Washington Street
Newark, NJ 07102-2992

James M. O'Connor                     Senior Vice President and Actuary
200 Wood Avenue South
Iselin, NJ 08830-2706

David R. Odenath, Jr.                 Director
751 Broad Street
Newark, NJ 07102-3777

Hwei-Chung S. Shao                    Senior Vice President and Chief Actuary
213 Washington Street
Newark, NJ 07102-2992

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a corporation organized under the laws of New Jersey, is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a stock life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (PFI), a New Jersey insurance holding company.

Pruco Life of New Jersey may be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, the Pruco Life of New Jersey Single Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant), the Pruco Life of New Jersey Modified Guaranteed Annuity Account and the Pruco Life of New Jersey Variable Real Property Account (separate accounts of Pruco Life of New Jersey)

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund., a Delaware statutory trust. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund in three of its separate accounts. The Prudential Series Fund and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life of New Jersey may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of PFI and their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, filed February 28, 2006, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2006, there were 37 owners of qualified contracts and 48 owners of non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Prudential Investment Management Services LLC (PIMS)

     PIMS is distributor for Cash Accumulation Trust, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden High Yield Total Return Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, American Skandia Trust and The Prudential Series Fund.

     PIMS is also distributor of the following unit investment trust Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Prudential Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account

     (b) Information concerning the officers and directors of PIMS is set forth below.

                                      POSITIONS AND OFFICES            POSITIONS AND OFFICES
         NAME (1)                        WITH UNDERWRITER                 WITH REGISTRANT
         --------                     ---------------------            ---------------------
Robert F. Gunia...........   President                                 None

Mark Hastings.............   Senior Vice President & Chief             None
                             Compliance Officer

David Odenath.............   Executive Vice President                  None
751 Broad Street
Newark, NJ 07102

Scott Sleyster............   Executive Vice President                  None
280 Trumbul Street
Hartford, CT 06103

Stephen Pelletier.........   Executive Vice President                  None

Bernard B. Winograd.......   Executive Vice President                  None

Edward P. Baird...........   Executive Vice President                  None

Mark Salvacion............   Senior Vice President, Secretary          None
                             and Chief Legal Officer

Michael J. McQuade........   Senior Vice President,                    None
                             Comptroller and Chief Financial Officer

C. Edward Chaplin.........   Executive Vice President and              None
751 Broad Street             Treasurer
Newark, NJ 07102

Peter J. Boland...........   Senior Vice President and                 None
                             Director of Operations

----------
(1) The address of each person named is 100 Mulberry Street, Newark, New Jersey 07102 unless otherwise noted.

(c) Commissions received by PIMS during last fiscal year with respect to annuities issued through the registrant separate account.

Name of Principal          Net Underwriting Discounts   Compensation    Brokerage
Underwriter                and Commissions              on Redemption   Commissions   Compensation
-----------------          --------------------------   -------------   -----------   ------------
Prudential Investment              $8,177,036                $-0-           $-0-          $-0-
Management Services, LLC

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life Insurance Company of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company of New Jersey.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newark and the State of New Jersey, on this 19th day of April, 2006.

     THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                 BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   (Depositor)


Attest: /s/ Clifford E. Kirsch          By: /s/ Bernard J. Jacob
        -----------------------------       ------------------------------------
        CLIFFORD E. KIRSCH                  BERNARD J. JACOB
        CHIEF LEGAL OFFICER AND             PRESIDENT
        SECRETARY

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE AND TITLE


*
-------------------------------------
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR              Date: April 19, 2006


*
-------------------------------------
BERNARD J. JACOB
PRESIDENT AND DIRECTOR


*
-------------------------------------
JOHN CHIEFFO
VICE PRESIDENT, CHIEF
ACCOUNTING OFFICER AND
PRINCIPAL FINANCIAL OFFICER


*                                       *By: /s/ Clifford E. Kirsch
-------------------------------------        -----------------------------------
C. EDWARD CHAPLIN                            CLIFFORD E. KIRSCH
SENIOR VICE PRESIDENT AND DIRECTOR           (ATTORNEY-IN-FACT)


*
-------------------------------------
HELEN M. GALT
DIRECTOR


*
-------------------------------------
RONALD P. JOSELSON
DIRECTOR


*
-------------------------------------
DAVID R. ODENATH, JR.
DIRECTOR

                                  EXHIBIT INDEX

(4)(d) Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five)

(4)(e) Guaranteed Minimum Payments Benefit Schedule Supplement (Lifetime Five)

(5)(c) Application ORD 99760NY Ed. 3/2006

(9)  Opinion of Counsel

(10) Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm